UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21261

Rydex ETF Trust

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee

Rydex ETF Trust
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: October 31

Date of reporting period: April 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

4.30.2017

Guggenheim ETFs Funds Semi-Annual Report

EWEM	Guggenheim MSCI Emerging Markets Equal Country Weight ETF
EWMC	Guggenheim S&P MidCap 400® Equal Weight ETF
EWSC	Guggenheim S&P SmallCap 600® Equal Weight ETF
OEW	Guggenheim S&P 100® Equal Weight ETF
RCD	Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF
RHS	Guggenheim S&P 500® Equal Weight Consumer Staples ETF
RYE	Guggenheim S&P 500® Equal Weight Energy ETF
RYF	Guggenheim S&P 500® Equal Weight Financials ETF
RYH	Guggenheim S&P 500® Equal Weight Health Care ETF
RGI	Guggenheim S&P 500® Equal Weight Industrials ETF
RTM	Guggenheim S&P 500® Equal Weight Materials ETF
EWRE	Guggenheim S&P 500® Equal Weight Real Estate ETF
RYT	Guggenheim S&P 500® Equal Weight Technology ETF
RYU	Guggenheim S&P 500® Equal Weight Utilities ETF

GuggenheimInvestments.com	ETF-SEMI-0417x1017

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
FEES AND EXPENSES	5
PORTFOLIO SUMMARY	7
SCHEDULES OF INVESTMENTS	21
STATEMENTS OF ASSETS AND LIABILITIES	59
STATEMENTS OF OPERATIONS	63
STATEMENTS OF CHANGES IN NET ASSETS	67
FINANCIAL HIGHLIGHTS	74
NOTES TO FINANCIAL STATEMENTS	88
OTHER INFORMATION	97
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	98
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	102

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 1

April 30, 2017

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for a selection of our exchange-traded funds (“ETFs”) for the six-month period ended April 30, 2017.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC, the distributor of the Funds, is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview, which follows this letter.

We are committed to providing investors with innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President and Chief Executive Officer
May 31, 2017

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

ETFs may not be suitable for all investors. ● Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than original cost. Most investors will also incur customary brokerage commissions when buying or selling shares of an ETF. ● Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time. ● ETF shares may trade below their net asset value per share (“NAV”). The NAV of shares will fluctuate with changes in the market value of an ETF’s holdings. In addition, there can be no assurance that an active trading market for shares will develop or be maintained. ● Tracking error risk refers to the risk that the Adviser may not be able to cause the ETF’s performance to match or correlate to that of the ETF’s underlying index, either on a daily or aggregate basis. Tracking error risk may cause the ETF’s performance to be less than you expect. Please review a prospectus carefully for more information of the risks associated with each ETF.

2 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	April 30, 2017

The Standard & Poor’s 500® (“S&P 500”) Index* delivered double-digit return for the six months ended April 30, 2017. Spreads on high-yield corporate bonds, bank loans, and investment-grade bonds were driven to near-2014 lows by strong inflows from mutual funds and institutional investors. Yet the conditions that sparked the rally in these markets—the promises of pro-growth fiscal policies—have yet to see much progress on the legislative front. This has caused many investors to reduce risk exposure as they hedge against the growing potential for disappointing news out of Washington.

Nonetheless, the global macroeconomic environment remains positive. China has stabilized, Europe is recovering, corporate earnings in the United States are rising, and a U.S. recession appears unlikely before 2019.

Tracking estimates for first-quarter real Gross Domestic Product (“GDP”) growth gradually fell throughout the quarter despite strong gains in consumer and business sentiment since the election. After the period ended, on April 28, the advance release of first quarter GDP came in at a tepid 0.7 percent (and a second reading on May 26 was revised to 1.2 percent). We attribute a large portion of the apparent weakness to seasonal factors that have depressed as-reported first-quarter GDP growth over the past several years. In keeping with this pattern, we would expect the final first-quarter GDP number to be revised higher once benchmark GDP revisions are released in July. More importantly, the prospects for quarterly U.S. GDP growth are better going forward, and we expect a strong bounce back in the second quarter.

Our medium-term growth outlook has dimmed marginally as a result of the minimal progress seen to date on the Trump administration’s fiscal policy initiatives. The ongoing struggle to create a healthcare bill has sapped early legislative momentum, and tax reform will be a politically fraught process. Nevertheless, financial conditions have eased since the election, despite U.S. Federal Reserve (the “Fed”) rate hikes in December and March, and we continue to expect the economy to expand faster than its potential growth rate. This should push the unemployment rate to under 4.1 percent by the end of 2018, well below its natural rate of 4.7 percent, and support a continued gradual rise in underlying inflation, which is nearing the Fed’s 2 percent goal.

In light of these trends, we believe that the market is underpricing the likely pace of rate hikes by the Fed in 2017 and 2018. Importantly, Fed Chair Janet Yellen noted in March that the Federal Open Market Committee (“FOMC”) baseline forecast of two additional rate increases in 2017 and three more in 2018 was not conditioned on expectations for fiscal stimulus. Rather, it reflected a need to gradually remove accommodation due to the fact that the Fed has essentially achieved its dual mandate objectives for employment and inflation. Fiscal easing, if it materializes, could result in a faster pace of tightening, she explained, as could a further overshooting of the Fed’s labor market objectives.

Markets are skeptical and are pricing in 1.5 more rate hikes in 2017 and fewer than 1.5 rate hikes in 2018, according to fed funds futures contracts. We expect that the Fed will deliver two more rate hikes in 2017 and another four in 2018. Fed policymakers also appear set to formally announce a change in their balance sheet policy later this year, likely in September. In the coming months we are likely to learn further details on how the Fed intends to begin to shrink its portfolio.

For the six months ended April 30, 2017, the S&P 500 Index returned 13.32 percent. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 11.47 percent. The return of the MSCI Emerging Markets Index* was 8.88 percent.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a -0.67 percent return for the period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned 5.30 percent. The return of the Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.23 percent for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	April 30, 2017

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

FEES AND EXPENSES (Unaudited)

Shareholder Expense Example

As a shareholder of the Rydex ETF Trust, you incur transaction costs such as creation and redemption fees or brokerage charges, and ongoing costs including advisory fees, trustee fees and, if applicable, distribution fees. All other Trust expenses are paid by the advisor. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example in the table is based on an investment of $1,000 invested on October 31, 2016 and held for the six months ended April 30, 2017.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 5

FEES AND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value October 31, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Guggenheim MSCI Emerging Markets Equal Country Weight ETF	0.67%	6.97%	$ 1,000.00	$ 1,069.70	$ 3.44
Guggenheim S&P MidCap 400® Equal Weight ETF	0.41%	16.22%	1,000.00	1,162.20	2.20
Guggenheim S&P SmallCap 600® Equal Weight ETF	0.41%	17.86%	1,000.00	1,178.60	2.21
Guggenheim S&P 100® Equal Weight ETF	0.41%	12.17%	1,000.00	1,121.70	2.16
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	0.40%	10.28%	1,000.00	1,102.80	2.09
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	0.40%	4.60%	1,000.00	1,046.00	2.03
Guggenheim S&P 500® Equal Weight Energy ETF	0.40%	(0.33%)	1,000.00	996.70	1.98
Guggenheim S&P 500® Equal Weight Financials ETF	0.40%	20.37%	1,000.00	1,203.70	2.19
Guggenheim S&P 500® Equal Weight Health Care ETF	0.40%	14.30%	1,000.00	1,143.00	2.13
Guggenheim S&P 500® Equal Weight Industrials ETF	0.40%	16.42%	1,000.00	1,164.20	2.15
Guggenheim S&P 500® Equal Weight Materials ETF	0.40%	15.27%	1,000.00	1,152.70	2.14
Guggenheim S&P 500® Equal Weight Real Estate ETF	0.41%	5.24%	1,000.00	1,052.40	2.09
Guggenheim S&P 500® Equal Weight Technology ETF	0.40%	17.86%	1,000.00	1,178.60	2.16
Guggenheim S&P 500® Equal Weight Utilities ETF	0.40%	6.35%	1,000.00	1,063.50	2.05

Table 2. Based on hypothetical 5% return (before expenses)
Guggenheim MSCI Emerging Markets Equal Country Weight ETF	0.67%	5.00%	$ 1,000.00	$ 1,021.47	$ 3.36
Guggenheim S&P MidCap 400® Equal Weight ETF	0.41%	5.00%	1,000.00	1,022.76	2.06
Guggenheim S&P SmallCap 600® Equal Weight ETF	0.41%	5.00%	1,000.00	1,022.76	2.06
Guggenheim S&P 100® Equal Weight ETF	0.41%	5.00%	1,000.00	1,022.76	2.06
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	0.40%	5.00%	1,000.00	1,022.81	2.01
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	0.40%	5.00%	1,000.00	1,022.81	2.01
Guggenheim S&P 500® Equal Weight Energy ETF	0.40%	5.00%	1,000.00	1,022.81	2.01
Guggenheim S&P 500® Equal Weight Financials ETF	0.40%	5.00%	1,000.00	1,022.81	2.01
Guggenheim S&P 500® Equal Weight Health Care ETF	0.40%	5.00%	1,000.00	1,022.81	2.01
Guggenheim S&P 500® Equal Weight Industrials ETF	0.40%	5.00%	1,000.00	1,022.81	2.01
Guggenheim S&P 500® Equal Weight Materials ETF	0.40%	5.00%	1,000.00	1,022.81	2.01
Guggenheim S&P 500® Equal Weight Real Estate ETF	0.41%	5.00%	1,000.00	1,022.76	2.06
Guggenheim S&P 500® Equal Weight Technology ETF	0.40%	5.00%	1,000.00	1,022.81	2.01
Guggenheim S&P 500® Equal Weight Utilities ETF	0.40%	5.00%	1,000.00	1,022.81	2.01

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest.
[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period October 31, 2016 to April 30, 2017.

6 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (Unaudited)	April 30, 2017

GUGGENHEIM MSCI EMERGING MARKETS EQUAL COUNTRY WEIGHT ETF

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings	(% of Total Net Assets)
iShares MSCI India ETF	4.7%
Commercial International Bank Egypt SAE GDR	2.6%
Credicorp Ltd.	2.5%
OTP Bank plc	2.3%
Komercni Banka AS	1.5%
CEZ AS	1.4%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	1.3%
Samsung Electronics Company Ltd. GDR	1.3%
Qatar National Bank QPSC	1.1%
MOL Hungarian Oil & Gas plc	1.1%
Top Ten Total	19.8%

“Ten Largest Holdings” excludes any temporary cash investments.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 7

PORTFOLIO SUMMARY (Unaudited)	April 30, 2017

GUGGENHEIM S&P MIDCAP 400® EQUAL WEIGHT ETF

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings	(% of Total Net Assets)
Akorn, Inc.	0.4%
Panera Bread Co. — Class A	0.3%
Aaron's, Inc.	0.3%
Align Technology, Inc.	0.3%
Sprouts Farmers Market, Inc.	0.3%
Chemours Co.	0.3%
Tupperware Brands Corp.	0.3%
Cabela's, Inc.	0.3%
Teradyne, Inc.	0.3%
Cirrus Logic, Inc.	0.3%
Top Ten Total	3.1%

“Ten Largest Holdings” excludes any temporary cash investments.

8 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (Unaudited)	April 30, 2017

GUGGENHEIM S&P SMALLCAP 600® EQUAL WEIGHT ETF

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings	(% of Total Net Assets)
General Communication, Inc. — Class A	0.3%
Impax Laboratories, Inc.	0.3%
MiMedx Group, Inc.	0.2%
Ruby Tuesday, Inc.	0.2%
QuinStreet, Inc.	0.2%
iRobot Corp.	0.2%
Lumber Liquidators Holdings, Inc.	0.2%
RH	0.2%
ILG, Inc.	0.2%
eHealth, Inc.	0.2%
Top Ten Total	2.2%

“Ten Largest Holdings” excludes any temporary cash investments.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 9

PORTFOLIO SUMMARY (Unaudited)	April 30, 2017

GUGGENHEIM S&P 100® EQUAL WEIGHT ETF

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings	(% of Total Net Assets)
PayPal Holdings, Inc.	1.1%
Caterpillar, Inc.	1.1%
Starbucks Corp.	1.1%
McDonald's Corp.	1.1%
Amazon.com, Inc.	1.1%
Facebook, Inc. — Class A	1.1%
Costco Wholesale Corp.	1.1%
Wal-Mart Stores, Inc.	1.1%
Home Depot, Inc.	1.1%
United Technologies Corp.	1.1%
Top Ten Total	11.0%

“Ten Largest Holdings” excludes any temporary cash investments.

10 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (Unaudited)	April 30, 2017

GUGGENHEIM S&P 500® EQUAL WEIGHT CONSUMER DISCRETIONARY ETF

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings	(% of Total Net Assets)
Wynn Resorts Ltd.	1.5%
Chipotle Mexican Grill, Inc. — Class A	1.4%
Best Buy Co., Inc.	1.4%
Wyndham Worldwide Corp.	1.4%
Darden Restaurants, Inc.	1.4%
Staples, Inc.	1.4%
PVH Corp.	1.3%
Dollar Tree, Inc.	1.3%
Starbucks Corp.	1.3%
Royal Caribbean Cruises Ltd.	1.3%
Top Ten Total	13.7%

“Ten Largest Holdings” excludes any temporary cash investments.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 11

PORTFOLIO SUMMARY (Unaudited)	April 30, 2017

GUGGENHEIM S&P 500® EQUAL WEIGHT CONSUMER STAPLES ETF

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings	(% of Total Net Assets)
Whole Foods Market, Inc.	3.3%
Constellation Brands, Inc. — Class A	2.9%
Costco Wholesale Corp.	2.9%
Wal-Mart Stores, Inc.	2.9%
Reynolds American, Inc.	2.9%
PepsiCo, Inc.	2.8%
Kroger Co.	2.8%
Mondelez International, Inc. — Class A	2.8%
CVS Health Corp.	2.8%
Coca-Cola Co.	2.7%
Top Ten Total	28.8%

“Ten Largest Holdings” excludes any temporary cash investments.

12 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (Unaudited)	April 30, 2017

GUGGENHEIM S&P 500® EQUAL WEIGHT ENERGY ETF

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings	(% of Total Net Assets)
Williams Companies, Inc.	3.2%
Baker Hughes, Inc.	3.2%
ConocoPhillips	3.2%
Hess Corp.	3.1%
Cabot Oil & Gas Corp. — Class A	3.1%
Marathon Petroleum Corp.	3.1%
Chesapeake Energy Corp.	3.1%
Equities Corp.	3.1%
Newfield Exploration Co.	3.0%
Phillips 66	3.0%
Top Ten Total	31.1%

“Ten Largest Holdings” excludes any temporary cash investments.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 13

PORTFOLIO SUMMARY (Unaudited)	April 30, 2017

GUGGENHEIM S&P 500® EQUAL WEIGHT FINANCIALS ETF

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings	(% of Total Net Assets)
Moody's Corp.	1.7%
State Street Corp.	1.7%
Navient Corp.	1.7%
Aflac, Inc.	1.7%
Willis Towers Watson plc	1.6%
Invesco Ltd.	1.6%
CBOE Holdings, Inc.	1.6%
XL Group Ltd.	1.6%
Principal Financial Group, Inc.	1.6%
S&P Global, Inc.	1.6%
Top Ten Total	16.4%

“Ten Largest Holdings” excludes any temporary cash investments.

14 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (Unaudited)	April 30, 2017

GUGGENHEIM S&P 500® EQUAL WEIGHT HEALTH CARE ETF

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings	(% of Total Net Assets)
Vertex Pharmaceuticals, Inc.	2.1%
CR Bard, Inc.	2.0%
Edwards Lifesciences Corp.	1.9%
Cerner Corp.	1.9%
Intuitive Surgical, Inc.	1.9%
IDEXX Laboratories, Inc.	1.8%
Illumina, Inc.	1.8%
Centene Corp.	1.8%
Waters Corp.	1.8%
Boston Scientific Corp.	1.8%
Top Ten Total	18.8%

“Ten Largest Holdings” excludes any temporary cash investments.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 15

PORTFOLIO SUMMARY (Unaudited)	April 30, 2017

GUGGENHEIM S&P 500® EQUAL WEIGHT INDUSTRIALS ETF

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings	(% of Total Net Assets)
Ingersoll-Rand plc	1.7%
Caterpillar, Inc.	1.6%
Flowserve Corp.	1.6%
Masco Corp.	1.6%
Fortive Corp.	1.6%
Pentair plc	1.6%
Rockwell Collins, Inc.	1.6%
AMETEK, Inc.	1.6%
TransDigm Group, Inc.	1.6%
Xylem, Inc.	1.6%
Top Ten Total	16.1%

“Ten Largest Holdings” excludes any temporary cash investments.

16 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (Unaudited)	April 30, 2017

GUGGENHEIM S&P 500® EQUAL WEIGHT MATERIALS ETF

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings	(% of Total Net Assets)
FMC Corp.	4.7%
International Flavors & Fragrances, Inc.	4.3%
PPG Industries, Inc.	4.2%
Sherwin-Williams Co.	4.2%
Praxair, Inc.	4.1%
International Paper Co.	4.1%
Albemarle Corp.	4.1%
WestRock Co.	4.1%
Ball Corp.	4.0%
Ecolab, Inc.	4.0%
Top Ten Total	41.8%

“Ten Largest Holdings” excludes any temporary cash investments.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 17

PORTFOLIO SUMMARY (Unaudited)	April 30, 2017

GUGGENHEIM S&P 500® EQUAL WEIGHT REAL ESTATE ETF

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings	(% of Total Net Assets)
American Tower Corp. — Class A	3.5%
Digital Realty Trust, Inc.	3.5%
Prologis, Inc.	3.5%
Equinix, Inc.	3.5%
Essex Property Trust, Inc.	3.4%
Welltower, Inc.	3.4%
UDR, Inc.	3.4%
AvalonBay Communities, Inc.	3.4%
Ventas, Inc.	3.3%
HCP, Inc.	3.3%
Top Ten Total	34.2%

“Ten Largest Holdings” excludes any temporary cash investments.

18 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (Unaudited)	April 30, 2017

GUGGENHEIM S&P 500® EQUAL WEIGHT TECHNOLOGY ETF

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings	(% of Total Net Assets)
Lam Research Corp.	1.7%
Western Digital Corp.	1.7%
DXC Technology Co.	1.7%
PayPal Holdings, Inc.	1.6%
Hewlett Packard Enterprise Co.	1.6%
Adobe Systems, Inc.	1.6%
Micron Technology, Inc.	1.6%
Facebook, Inc. — Class A	1.5%
HP, Inc.	1.5%
Juniper Networks, Inc.	1.5%
Top Ten Total	16.0%

“Ten Largest Holdings” excludes any temporary cash investments.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 19

PORTFOLIO SUMMARY (Unaudited)	April 30, 2017

GUGGENHEIM S&P 500® EQUAL WEIGHT UTILITIES ETF

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings	(% of Total Net Assets)
CenturyLink, Inc.	3.4%
Level 3 Communications, Inc.	3.3%
American Water Works Co., Inc.	3.2%
PPL Corp.	3.2%
Consolidated Edison, Inc.	3.2%
DTE Energy Co.	3.2%
Pinnacle West Capital Corp.	3.2%
NiSource, Inc.	3.2%
American Electric Power Company, Inc.	3.2%
Entergy Corp.	3.2%
Top Ten Total	32.3%

“Ten Largest Holdings” excludes any temporary cash investments.

20 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2017
GUGGENHEIM MSCI EMERGING MARKETS EQUAL COUNTRY WEIGHT ETF

	Shares	Value

COMMON STOCKS† - 92.1%

Financial - 37.3%
Commercial International Bank Egypt SAE GDR	74,310	$317,676
Credicorp Ltd.	2,047	314,542
OTP Bank plc	9,934	279,545
Komercni Banka AS	4,915	190,455
Qatar National Bank QPSC	3,478	137,351
Bancolombia S.A. ADR	3,200	126,368
Emaar Properties PJSC	52,203	102,047
Moneta Money Bank AS1	30,000	96,895
Powszechna Kasa Oszczednosci Bank Polski S.A.*	10,356	94,162
Alpha Bank AE*	43,000	91,308
Grupo de Inversiones Suramericana S.A.	6,700	88,261
Turkiye Garanti Bankasi AS ADR	31,270	85,367
Bank Central Asia Tbk PT	62,000	82,564
First Abu Dhabi Bank PJSC	26,855	80,426
Akbank TAS ADR	14,336	77,128
Masraf Al Rayan QSC	6,515	74,878
Powszechny Zaklad Ubezpieczen S.A.	6,080	67,047
Sberbank of Russia PJSC ADR	5,500	65,395
Bank Pekao S.A.	1,752	63,445
Public Bank BHD	13,600	62,533
Siam Commercial Bank PCL	13,522	60,984
Ayala Land, Inc.	77,385	54,672
National Bank of Greece S.A. ADR*	162,000	52,326
Malayan Banking BHD	23,600	52,082
Bank Rakyat Indonesia Persero Tbk PT	50,900	49,262
Banco Bradesco S.A. ADR	4,487	47,338
SM Prime Holdings, Inc.	79,200	47,236
Bank Zachodni WBK S.A.	514	47,173
Eurobank Ergasias S.A.*	58,000	46,611
Banco de Chile ADR	630	46,160
Ezdan Holding Group QSC	10,913	45,854
Ayala Corp.	2,640	45,783
BDO Unibank, Inc.	19,040	45,690
Abu Dhabi Commercial Bank PJSC	24,232	45,654
Grupo Financiero Banorte SAB de CV — Class O	7,818	44,883
Banco Santander Chile ADR	1,840	43,479
Piraeus Bank S.A.*	204,000	43,318
Qatar Islamic Bank SAQ	1,376	38,167
Bank Mandiri Persero Tbk PT	41,500	36,428
Qatar Insurance Company SAQ	1,735	33,830
Turkiye Is Bankasi — Class C	16,780	33,100
CIMB Group Holdings BHD	23,600	31,206
China Construction Bank Corp. ADR	1,875	30,469
VTB Bank PJSC GDR	13,066	30,196
FirstRand Ltd.	7,996	29,782
mBank S.A.*	264	29,453
Aldar Properties PJSC	50,027	29,147
Emaar Malls PJSC	38,108	26,664
Bank Negara Indonesia Persero Tbk PT	55,600	26,592
Corporation Financiera Colombiana S.A.	2,752	26,318
Banco Bradesco ADR	2,594	25,888
Central Pattana PCL	14,714	25,523
Turkiye Halk Bankasi AS	7,534	24,974
Doha Bank QSC	2,754	23,673
Standard Bank Group Ltd. ADR[2]	2,136	23,496
Dubai Islamic Bank PJSC	14,676	23,454
Banco do Brasil S.A. ADR	2,242	23,003
Banco de Credito e Inversiones	393	21,830
Industrial & Commercial Bank of China Ltd. ADR[2]	1,639	21,471
Banco Santander Brasil S.A. ADR	2,400	20,568
Bangkok Bank PCL	3,941	20,451
Krung Thai Bank PCL	35,197	20,147
GT Capital Holdings, Inc.	780	19,670
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	22,220	18,445
BB Seguridade Participacoes S.A. ADR	1,961	18,431
Nedbank Group Ltd.	1,088	18,327
Hana Financial Group, Inc.	528	18,189
RMB Holdings Ltd.	3,832	17,563
China Overseas Land & Investment Ltd.	6,000	17,435
Bank of China Ltd. ADR[2]	1,414	17,138
China Evergrande Group[2]	16,000	17,095
Pakuwon Jati Tbk PT	348,000	16,318
AMMB Holdings BHD	12,800	16,158
Country Garden Holdings Company Ltd.	16,000	15,223
Barclays Africa Group Ltd.	1,386	15,223
KB Financial Group, Inc. ADR	342	14,867
Growthpoint Properties Ltd.	7,760	14,855
Turkiye Vakiflar Bankasi TAO — Class D	8,660	14,792
Bank of the Philippine Islands	7,000	14,682
Redefine Properties Ltd.	17,860	14,679
CTBC Financial Holding Company Ltd.	23,349	14,588
Shinhan Financial Group Company Ltd. ADR[2]	348	14,532
Sanlam Ltd. ADR	1,268	13,584
Alior Bank S.A.*	694	13,337
Ping An Insurance Group Company of China Ltd. ADR[2]	1,158	13,143
PICC Property & Casualty Company Ltd. — Class H	8,000	12,878
Mega Financial Holding Company Ltd.	16,000	12,860
Fibra Uno Administracion S.A. de CV	7,358	12,748
Hong Leong Bank BHD	4,000	12,716
Shanghai Industrial Holdings Ltd.	4,000	12,652
Fubon Financial Holding Company Ltd.	8,000	12,542
Grupo Financiero Inbursa SAB de CV — Class O	7,358	12,326
Yapi ve Kredi Bankasi AS*	10,032	12,167
Grupo Financiero Santander Mexico SAB de CV — Class B	6,657	11,997
E.Sun Financial Holding Company Ltd.	19,130	11,571
Cathay Financial Holding Company Ltd.	7,000	11,230
First Financial Holding Company Ltd.	17,806	10,859
Hyundai Marine & Fire Insurance Company Ltd.	332	10,708
Discovery Ltd.	1,060	10,597

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2017
GUGGENHEIM MSCI EMERGING MARKETS EQUAL COUNTRY WEIGHT ETF

	Shares	Value

China Merchants Bank Company Ltd. — Class H	4,000	$10,389
China Life Insurance Company Ltd. ADR[2]	631	9,585
Samsung Fire & Marine Insurance Company Ltd.	40	9,421
China Resources Land Ltd.	3,283	9,118
China Life Insurance Company Ltd.	9,152	8,524
Robinsons Land Corp.	16,400	8,419
NH Investment & Securities Company Ltd.	636	7,377
Longfor Properties Company Ltd.	4,000	6,933
Samsung Securities Company Ltd.	216	6,568
Brait SE*	1,005	6,407
Bank of Communications Company Ltd. — Class H	8,000	6,161
China Pacific Insurance Group Company Ltd. — Class H	1,600	5,914
CITIC Ltd.	4,000	5,801
Mirae Asset Daewoo Company Ltd.	736	5,770
China CITIC Bank Corporation Ltd. — Class H	8,000	5,071
Total Financial		4,639,311

Communications - 11.1%
Naspers Ltd. ADR	6,760	130,056
Emirates Telecommunications Group Company PJSC	25,818	122,659
America Movil SAB de CV — Class L ADR[2]	6,100	93,879
Global Telecom Holding SAE GDR*,††	47,804	93,217
Tencent Holdings Ltd. ADR	2,909	91,197
Hellenic Telecommunications Organization S.A.	8,592	83,551
Telekomunikasi Indonesia Persero Tbk PT	243,200	79,735
O2 Czech Republic AS	5,100	60,218
Alibaba Group Holding Ltd. ADR*	519	59,944
Grupo Televisa SAB ADR	2,000	48,600
Turkcell Iletisim Hizmetleri AS ADR*	5,412	47,355
Ooredoo QSC	1,548	44,128
PLDT, Inc. ADR	901	31,995
Advanced Info Service PCL	5,848	29,587
China Mobile Ltd. ADR	496	26,447
MTN Group Ltd. ADR	2,711	25,619
NAVER Corp.	32	22,497
Baidu, Inc. ADR*	120	21,628
DiGi.com BHD	17,600	20,839
Chunghwa Telecom Company Ltd. ADR[2]	564	19,086
Telefonica Brasil S.A. ADR	1,261	18,650
Axiata Group BHD	14,800	17,558
Turk Telekomunika ADR	4,800	16,992
Rostelecom PJSC ADR	1,981	15,571
Cyfrowy Polsat S.A.*	2,289	14,325
Maxis BHD	9,600	14,109
Vodacom Group Ltd. ADR[2]	1,240	14,039
Globe Telecom, Inc.	330	13,724
True Corporation PCL*	68,614	12,993
Orange Polska S.A.	10,336	12,330
JD.com, Inc. ADR*	325	11,398
Sistema PJSC FC GDR	1,312	11,034
Telekom Malaysia BHD	7,200	10,715
Ctrip.com International Ltd. ADR*,2	200	10,102
China Unicom Hong Kong Ltd. ADR[2]	734	9,527
Samsung SDI Company Ltd.	68	8,217
TIM Participacoes S.A. ADR	484	7,797
China Telecom Corporation Ltd. ADR	156	7,647
Total Communications		1,378,965

Consumer, Non-cyclical - 8.1%
Richter Gedeon Nyrt	5,302	128,445
Fomento Economico Mexicano SAB de CV ADR	700	63,028
Ambev S.A. ADR	10,222	58,572
JG Summit Holdings, Inc.	31,000	52,242
DP World Ltd.	2,466	50,405
Cencosud S.A.	14,208	40,509
Magnit PJSC GDR	1,096	38,305
Universal Robina Corp.	10,640	36,627
Unilever Indonesia Tbk PT	10,800	36,057
BIM Birlesik Magazalar AS	2,041	33,339
Shoprite Holdings Ltd. ADR[2]	1,484	23,536
Cia Cervecerias Unidas S.A. ADR	912	23,502
Cielo S.A. ADR[2]	2,997	22,807
Bangkok Dusit Medical Services PCL — Class F	33,532	19,679
IHH Healthcare BHD	13,200	18,792
Kroton Educational S.A. ADR	3,947	18,748
Kalbe Farma Tbk PT	156,400	18,598
Charoen Pokphand Foods PCL	23,923	18,501
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,276	18,455
PPB Group BHD	4,600	17,908
Tiger Brands Ltd.	568	17,143
IOI Corporation BHD	15,600	16,495
BRF S.A. ADR	1,300	16,172
Charoen Pokphand Indonesia Tbk PT	66,000	15,796
Aspen Pharmacare Holdings Ltd.	756	15,660
Arca Continental SAB de CV	2,100	15,367
Uni-President Enterprises Corp.	8,320	15,360
Kuala Lumpur Kepong BHD	2,400	13,556
Grupo Bimbo SAB de CV	5,518	13,398
Gruma SAB de CV — Class B	1,000	13,246
Coca-Cola Femsa SAB de CV	1,722	12,415
KT&G Corp.	132	11,774
Ulker Biskuvi Sanayi AS	2,000	11,357
Indofood Sukses Makmur Tbk PT	18,000	11,310
Kimberly-Clark de Mexico SAB de CV — Class A	5,302	11,225
Hanjaya Mandala Sampoerna Tbk PT	37,000	10,604
Eurocash S.A.	1,035	9,173
Bidvest Group Ltd.	724	8,629
Localiza Rent a Car SA ADR	500	7,508
JBS S.A ADR	1,071	6,929
Amorepacific Corp.	27	6,929
LG Household & Health Care Ltd.	9	6,849

22 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2017
GUGGENHEIM MSCI EMERGING MARKETS EQUAL COUNTRY WEIGHT ETF

	Shares	Value

Want Want China Holdings Ltd.	8,000	$5,760
Total Consumer, Non-cyclical		1,010,710

Energy - 7.2%
MOL Hungarian Oil & Gas plc	1,753	132,063
Polski Koncern Naftowy ORLEN S.A.	3,408	101,858
Gazprom PJSC ADR	17,567	83,443
PTT PCL	6,567	73,853
LUKOIL PJSC ADR	1,290	64,068
Ecopetrol S.A. ADR[2]	7,000	63,980
Polskie Gornictwo Naftowe i Gazownictwo S.A.	26,948	45,964
Tatneft PJSC ADR	856	33,504
Novatek PJSC GDR	262	31,754
PTT Exploration & Production PCL	11,122	31,270
Tupras Turkiye Petrol Rafinerileri AS	1,225	30,851
Sasol Ltd. ADR[2]	874	26,674
Surgutneftegas OJSC ADR	4,536	22,208
Petroleo Brasileiro S.A. ADR*	2,384	21,480
Petronas Gas BHD	4,800	20,434
Rosneft Oil Company PJSC GDR	3,490	19,317
CNOOC Ltd. ADR	164	19,049
SK Innovation Company Ltd.	88	13,224
Ultrapar Participacoes S.A. ADR	571	12,665
Jastrzebska Spolka Weglowa S.A.*	600	12,105
Petronas Dagangan BHD	2,100	11,639
China Petroleum & Chemical Corp. ADR	103	8,381
PetroChina Company Ltd. ADR	93	6,533
China Everbright International Ltd.	4,000	5,410
Total Energy		891,727

Consumer, Cyclical - 7.0%
Astra International Tbk PT	123,200	82,725
OPAP S.A.	8,204	81,297
JUMBO S.A.	3,624	57,183
Latam Airlines Group S.A. ADR[2]	3,632	46,018
CP ALL PCL	25,561	45,077
SM Investments Corp.	3,060	44,584
SACI Falabella	5,416	43,346
Wal-Mart de Mexico SAB de CV	16,555	37,074
Arcelik AS	4,900	32,678
Steinhoff International Holdings N.V.	5,092	25,909
FF Group*	1,216	25,874
Turk Hava Yollari AO*	14,876	25,367
Genting Malaysia BHD	17,200	23,258
Jollibee Foods Corp.	5,480	23,033
Genting BHD	10,000	22,668
Hyundai Motor Co.	168	21,260
Woolworths Holdings Limited/South Africa	3,378	18,299
LPP S.A.	10	17,881
Minor International PCL	16,300	17,553
CCC S.A.	300	17,345
Hyundai Mobis Company Ltd.	80	15,608
Matahari Department Store Tbk PT	14,000	15,335
Bid Corporation Ltd.	724	15,317
Kia Motors Corp.	416	12,741
LG Corp.	214	12,713
DXB Entertainments PJSC*	45,000	11,823
Yum China Holdings, Inc.*	320	10,918
Truworths International Ltd.	1,563	10,105
Mr Price Group Ltd.	802	9,414
Home Product Center PCL	31,000	8,693
Dongfeng Motor Group Company Ltd. — Class H	8,000	8,414
Cheng Shin Rubber Industry Company Ltd.	4,000	8,260
Far Eastern New Century Corp.	8,160	6,870
Great Wall Motor Company Ltd. — Class H	6,000	6,511
Samsung C&T Corp.	56	6,078
Total Consumer, Cyclical		867,229

Basic Materials - 6.0%
Southern Copper Corp.[2]	2,929	103,599
Cia de Minas Buenaventura S.A.A. ADR	6,551	78,678
Industries Qatar QSC	2,401	68,773
KGHM Polska Miedz S.A.	1,974	62,609
Sociedad Quimica y Minera de Chile S.A. ADR	1,012	35,977
Grupo Mexico SAB de CV	11,956	34,883
PTT Global Chemical PCL	15,511	33,632
Empresas CMPC S.A.	13,792	32,207
Eregli Demir ve Celik Fabrikalari TAS	15,908	29,141
MMC Norilsk Nickel PJSC ADR	1,586	24,401
Formosa Plastics Corp.	8,000	24,050
Petronas Chemicals Group BHD	12,800	21,526
POSCO ADR	332	19,595
Industrias Penoles SAB de CV	800	19,313
Nan Ya Plastics Corp.	8,000	19,277
Vale S.A. ADR	2,058	17,658
LG Chem Ltd.	56	13,484
China Steel Corp.	16,000	12,834
Formosa Chemicals & Fibre Corp.	4,000	12,303
AngloGold Ashanti Ltd. ADR	1,059	12,104
Fibria Celulose S.A. ADR*,2	1,179	10,823
Mexichem SAB de CV	3,905	10,607
Grupa Azoty S.A.	538	9,484
Gerdau S.A. ADR	3,022	9,217
Hyundai Steel Co.	188	9,070
Severstal PJSC GDR	636	8,700
Synthos S.A.	6,000	8,332
Korea Zinc Company Ltd.	16	5,983
Total Basic Materials		748,260

Utilities - 4.8%
CEZ AS	10,212	178,257
Enel Americas S.A. ADR	6,056	60,016
Tenaga Nasional BHD	17,200	55,233
Interconexion Electrica S.A. ESP	11,415	45,073
PGE Polska Grupa Energetyczna S.A.	11,480	34,104
Enel Generacion Chile S.A. ADR	1,216	27,944
Enel Chile S.A. ADR	4,356	23,784
Aboitiz Power Corp.	26,000	22,115

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2017
GUGGENHEIM MSCI EMERGING MARKETS EQUAL COUNTRY WEIGHT ETF

	Shares	Value

Colbun S.A.	94,312	$20,889
RusHydro PJSC ADR	12,033	18,350
Aguas Andinas S.A. — Class A	31,616	17,892
Metro Pacific Investments Corp.	132,000	17,383
Korea Electric Power Corp. ADR[2]	800	15,848
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,680	15,456
Perusahaan Gas Negara Persero Tbk	82,400	15,022
Centrais Eletricas Brasileiras S.A. ADR*,2	2,700	14,931
Qatar Electricity & Water Company QSC	230	13,138
Total Utilities		595,435

Industrial - 4.3%
Grupo Argos S.A.	8,347	57,664
Cementos Argos S.A.	12,385	49,910
Cemex SAB de CV ADR*	5,400	49,788
Hon Hai Precision Industry Company Ltd.	13,860	45,387
Titan Cement Company S.A.	1,702	44,463
Airports of Thailand PCL	36,000	41,891
United Tractors Tbk PT	12,257	24,737
Delta Electronics, Inc.	4,000	22,538
Qatar Gas Transport Company Ltd.	3,500	19,128
Grupo Aeroportuario del Pacifico SAB de CV ADR	160	16,462
Semen Indonesia Persero Tbk PT	24,000	15,890
BTS Group Holdings PCL	61,960	15,226
Gamuda BHD	12,400	15,054
Embraer S.A. ADR	771	14,803
Indocement Tunggal Prakarsa Tbk PT	11,600	14,751
Grupo Aeroportuario del Sureste SAB de CV — Class B	727	13,684
LG Electronics, Inc.	184	11,174
MISC BHD	6,400	10,807
DMCI Holdings, Inc.	40,000	10,295
Delta Electronics Thailand PCL	3,600	9,575
Taiwan Cement Corp.	8,000	9,307
Promotora y Operadora de Infraestructura SAB de CV	837	8,859
LG Display Company Ltd. ADR	592	7,619
China Communications Construction Company Ltd. — Class H	4,000	5,503
Total Industrial		534,515

Technology - 3.8%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	4,982	164,755
Samsung Electronics Company Ltd. GDR	161	157,942
Advanced Semiconductor Engineering, Inc. ADR	5,328	33,353
SK Hynix, Inc.	652	30,941
MediaTek, Inc.	4,000	28,769
SK Holdings Company Ltd.	92	19,606
United Microelectronics Corp. ADR	7,000	13,580
NetEase, Inc. ADR	40	10,616
Quanta Computer, Inc.	4,000	8,286
Total Technology		467,848

Diversified - 2.5%
Empresas COPEC S.A.	5,152	57,677
KOC Holding AS ADR	2,040	48,022
Siam Cement PCL	2,800	43,388
Aboitiz Equity Ventures, Inc.	24,000	36,890
Sime Darby BHD	14,400	30,950
Haci Omer Sabanci Holding AS	10,120	30,129
Remgro Ltd.[2]	1,120	18,564
Grupo Carso SAB de CV	3,000	13,679
IJM Corporation BHD	16,800	13,545
Alfa SAB de CV — Class A	8,737	11,910
CJ Corp.	56	9,203
Total Diversified		313,957

Total Common Stocks
(Cost $11,095,617)		11,447,957

PREFERRED STOCKS† - 1.9%
Itau Unibanco Holding S.A.	5,136	63,173
Grupo de Inversiones Suramericana	3,323	42,379
Grupo Aval Acciones y Valores S.A.	104,519	41,235
Samsung Electronics Company, Ltd.	24	36,973
Petroleo Brasileiro S.A.*	3,141	27,421
Vale S.A.[2]	3,109	25,525
Hyundai Motor Co.	52	4,538
Total Preferred Stocks
(Cost $219,732)		241,244

RIGHTS††† - 0.0%**
E.Sun Financial Holding Company Ltd.
Expires 05/02/17[3]	1,145	123
China Everbright International Ltd.
Expires 12/31/17[3]	49	—
Bank of Communications Company Ltd.
Expires 05/25/17[3]	16	—
Total Rights
(Cost $—)		123

EXCHANGE-TRADED FUNDS† - 5.5%
iShares MSCI India ETF	18,094	580,456
VanEck Vectors Egypt Index ETF*	3,700	102,231
Total Exchange-Traded Funds
(Cost $672,420)		682,687

SHORT-TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund — Institutional Shares, 0.53%[4]	11,366	11,366
Total Short-Term Investments
(Cost $11,366)		11,366

24 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2017
GUGGENHEIM MSCI EMERGING MARKETS EQUAL COUNTRY WEIGHT ETF

	Face Amount	Value

SECURITIES LENDING COLLATERAL††,5 - 4.3%
Joint Repurchase Agreements
Citigroup Global Markets, Inc. issued 04/28/17 at 0.82% due 05/01/17	$250,000	$250,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 04/28/17 at 0.80% due 05/01/17	250,000	250,000
Deutsche Bank Securities, Inc. issued 04/28/17 at 0.84% due 05/01/17	39,394	39,394
Total Securities Lending Collateral
(Cost $539,394)		539,394

Total Investments - 103.9%
(Cost $12,538,529)		$12,922,771
Other Assets & Liabilities, net - (3.9)%		(484,333)
Total Net Assets - 100.0%		$12,438,438

INVESTMENT CONCENTRATION

At April 30, 2017, the investment diversification of the Fund by country was as follows:

Country	% of Total Investments
Poland	5.3%
Turkey	4.8%
India	4.7%
Mexico	4.6%
Republic of Korea	4.6%
Indonesia	4.5%
China	4.4%
Chile	4.4%
Colombia	4.4%
Hungary	4.4%
South africa	4.3%
Malaysia	4.3%
Thailand	4.3%
Taiwan, Province of China	4.2%
Greece	4.2%
Czech Republic	4.2%
Brazil	4.2%
Phillipines	4.2%
Egypt	4.1%
Qatar	4.0%
Peru	4.0%
United Arab Emirates	4.0%
Russian Federation	3.8%
United States	0.1%
Total Investments	100.0%

*	Non-income producing security.
**	Less than 0.1% of net assets.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $96,895 (cost $98,047), or 0.8% of total net assets.
[2]	All or portion of this security is on loan at April 30, 2017 — See Note 5.
[3]	This security was fair valued by the Valuation Committee at April 30, 2017.
[4]	Rate indicated is the 7 day yield as of April 30, 2017.
[5]	Securities lending collateral — See Note 5.
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2017
GUGGENHEIM MSCI EMERGING MARKETS EQUAL COUNTRY WEIGHT ETF

The following table summarizes the inputs used to value the Fund's investments at April 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$11,354,740	$93,217	$—	$11,447,957
Exchange-Traded Funds	682,687	—	—	682,687
Preferred Stocks	241,244	—	—	241,244
Rights	—	—	123	123
Securities Lending Collateral	—	539,394	—	539,394
Short-Term Investments	11,366	—	—	11,366
Total Assets	$12,290,037	$632,611	$123	$12,922,771

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

The Guggenheim MSCI Emerging Markets Equal Country Weight ETF had a security with a total value of $93,217 transfer from Level 1 to Level 2 based on a change in the security’s valuation method.

For the period ended April 30, 2017, there were no other transfers between levels.

26 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2017
GUGGENHEIM S&P MIDCAP 400® EQUAL WEIGHT ETF

	Shares	Value

COMMON STOCKS† - 99.8%

Financial - 23.0%
GEO Group, Inc.	10,317	$343,763
First American Financial Corp.	7,918	343,720
CyrusOne, Inc.[1]	6,150	336,036
Care Capital Properties, Inc.	12,448	334,478
Senior Housing Properties Trust	15,537	334,356
DCT Industrial Trust, Inc.	6,543	330,814
Duke Realty Corp.	11,858	328,823
Washington Prime Group, Inc.	37,363	328,794
First Industrial Realty Trust, Inc.	11,597	326,340
Liberty Property Trust	7,988	324,073
Janus Capital Group, Inc.	23,699	323,728
CoreCivic, Inc.	9,388	323,417
Everest Re Group Ltd.	1,277	321,433
Medical Properties Trust, Inc.[1]	24,592	321,417
Healthcare Realty Trust, Inc.	9,757	320,030
Hospitality Properties Trust	10,001	318,332
Cousins Properties, Inc.[1]	37,406	317,577
Omega Healthcare Investors, Inc.	9,622	317,526
SLM Corp.*	25,239	316,497
Alexander & Baldwin, Inc.	6,848	315,076
American Campus Communities, Inc.	6,630	314,195
Weingarten Realty Investors	9,564	313,412
Potlatch Corp.	6,944	312,827
Mercury General Corp.	5,082	312,492
Highwoods Properties, Inc.	6,139	312,352
CNO Financial Group, Inc.	14,787	311,562
Trustmark Corp.[1]	9,367	311,172
Camden Property Trust	3,778	311,043
Cullen/Frost Bankers, Inc.	3,279	309,505
Legg Mason, Inc.	8,276	309,357
EPR Properties	4,237	308,072
Primerica, Inc.[1]	3,673	307,797
Federated Investors, Inc. — Class B1	11,417	306,204
Old Republic International Corp.	14,751	305,051
Urban Edge Properties	11,948	304,674
Wintrust Financial Corp.	4,294	304,273
Hancock Holding Co.[1]	6,513	304,157
Uniti Group, Inc.*	11,062	303,763
Washington Federal, Inc.	9,012	303,704
United Bankshares, Inc.	7,600	303,240
Mack-Cali Realty Corp.	11,208	303,176
American Financial Group, Inc.	3,111	302,731
PrivateBancorp, Inc. — Class A	5,219	301,502
International Bancshares Corp.	8,054	301,219
Jones Lang LaSalle, Inc.	2,612	300,014
Tanger Factory Outlet Centers, Inc.	9,607	299,642
Education Realty Trust, Inc.	7,723	299,421
National Retail Properties, Inc.	7,088	299,255
Corporate Office Properties Trust	9,120	298,589
LaSalle Hotel Properties	10,450	298,452
Kilroy Realty Corp.	4,222	297,778
Genworth Financial, Inc. — Class A*	73,592	297,312
Associated Banc-Corp.	11,930	297,057
Brown & Brown, Inc.	6,914	296,611
Douglas Emmett, Inc.	7,860	296,086
East West Bancorp, Inc.	5,453	295,934
Synovus Financial Corp.	7,075	295,735
Cathay General Bancorp	7,757	295,154
Fulton Financial Corp.[1]	15,978	294,793
SEI Investments Co.	5,805	294,372
Rayonier, Inc.	10,415	293,911
Bank of Hawaii Corp.[1]	3,597	293,084
Hanover Insurance Group, Inc.	3,317	292,792
Reinsurance Group of America, Inc. — Class A	2,339	292,469
BancorpSouth, Inc.[1]	9,564	291,224
Umpqua Holdings Corp.	16,400	289,788
Aspen Insurance Holdings Ltd.	5,490	287,402
Kemper Corp.	7,273	286,193
RenaissanceRe Holdings Ltd.	2,013	286,188
Lamar Advertising Co. — Class A1	3,962	285,541
Alleghany Corp.*	467	285,197
Life Storage, Inc.	3,637	285,104
MB Financial, Inc.	6,698	284,732
TCF Financial Corp.*	17,213	284,187
Commerce Bancshares, Inc.	5,168	283,982
Valley National Bancorp[1]	24,138	283,863
Taubman Centers, Inc.	4,530	283,352
UMB Financial Corp.	3,906	283,146
Quality Care Properties, Inc.*	16,306	282,909
Texas Capital Bancshares, Inc.*	3,710	282,331
Webster Financial Corp.	5,548	281,894
First Horizon National Corp.	15,351	281,691
WR Berkley Corp.	4,143	281,641
Prosperity Bancshares, Inc.	4,142	278,342
Eaton Vance Corp.	6,458	277,242
New York Community Bancorp, Inc.	20,835	276,897
Stifel Financial Corp.*	5,598	273,574
SVB Financial Group*	1,546	272,003
Chemical Financial Corp.	5,675	269,279
FNB Corp.[1]	18,787	267,527
PacWest Bancorp	5,398	266,607
Signature Bank*	1,890	261,671
Bank of the Ozarks, Inc.	5,510	261,560
Total Financial		27,947,238

Industrial - 17.4%
Coherent, Inc.*	1,629	351,212
Graco, Inc.	3,217	346,953
Terex Corp.	9,888	345,882
IDEX Corp.	3,253	340,785
Owens-Illinois, Inc.*	15,489	337,971
MSA Safety, Inc.	4,332	337,246
Trimble, Inc.*	9,493	336,337
Kennametal, Inc.	7,994	332,390
Dycom Industries, Inc.*,1	3,139	331,667
Jabil Circuit, Inc.	11,350	329,377
EnerSys	3,942	327,620
Greif, Inc. — Class A	5,560	325,927
Timken Co.	6,735	324,964
Wabtec Corp.[1]	3,869	324,570

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2017
GUGGENHEIM S&P MIDCAP 400® EQUAL WEIGHT ETF

	Shares	Value

National Instruments Corp.	9,289	$324,279
Louisiana-Pacific Corp.*	12,550	323,037
AGCO Corp.	5,042	322,638
Energizer Holdings, Inc.	5,444	322,448
Crane Co.	4,026	321,719
AO Smith Corp.	5,964	321,340
Packaging Corporation of America	3,244	320,442
Cognex Corp.	3,740	319,172
Zebra Technologies Corp. — Class A*	3,348	315,616
AptarGroup, Inc.	3,907	313,732
KLX, Inc.*	6,610	312,653
Clean Harbors, Inc.*	5,376	312,399
Teledyne Technologies, Inc.*	2,309	311,323
Trinity Industries, Inc.	11,561	310,991
Donaldson Company, Inc.	6,712	310,631
Regal Beloit Corp.	3,939	310,590
ITT, Inc.	7,369	310,456
Kirby Corp.*,1	4,396	310,358
EMCOR Group, Inc.	4,718	310,161
Esterline Technologies Corp.*	3,385	309,558
Lincoln Electric Holdings, Inc.	3,462	308,222
Vishay Intertechnology, Inc.[1]	18,791	307,233
Silgan Holdings, Inc.	5,057	306,555
Tech Data Corp.*,1	3,193	305,411
Granite Construction, Inc.	5,793	305,349
GATX Corp.[1]	5,082	304,412
Oshkosh Corp.	4,386	304,345
Nordson Corp.	2,406	301,231
Belden, Inc.	4,305	300,059
Werner Enterprises, Inc.	10,970	299,481
Orbital ATK, Inc.	3,016	298,584
Valmont Industries, Inc.	1,952	297,387
Woodward, Inc.	4,387	296,868
Landstar System, Inc.	3,471	296,597
Eagle Materials, Inc.	3,084	295,971
Old Dominion Freight Line, Inc.	3,343	295,922
Lennox International, Inc.	1,788	295,717
Curtiss-Wright Corp.	3,137	293,184
Sonoco Products Co.	5,602	293,041
Littelfuse, Inc.	1,901	293,039
Genesee & Wyoming, Inc. — Class A*	4,274	289,606
Knowles Corp.*,1	16,303	289,052
Keysight Technologies, Inc.*	7,692	287,912
Arrow Electronics, Inc.*	4,074	287,217
Gentex Corp.[1]	13,886	286,746
KBR, Inc.[1]	20,327	285,594
Carlisle Companies, Inc.	2,814	285,311
AECOM*	8,318	284,559
Huntington Ingalls Industries, Inc.	1,415	284,259
Hubbell, Inc.	2,484	281,015
SYNNEX Corp.	2,566	278,231
Bemis Company, Inc.	6,083	273,309
Worthington Industries, Inc.[1]	6,173	268,526
Avnet, Inc.	6,560	253,806
Cree, Inc.*,1	11,141	243,765
Total Industrial		21,183,960

Consumer, Non-cyclical - 16.3%
Akorn, Inc.*	13,241	442,911
Aaron’s, Inc.	10,711	384,953
Align Technology, Inc.*	2,839	382,186
Sprouts Farmers Market, Inc.*,1	16,808	374,986
Live Nation Entertainment, Inc.*	10,612	341,282
DeVry Education Group, Inc.	9,001	340,687
Avon Products, Inc.*	70,099	339,980
West Pharmaceutical Services, Inc.	3,672	337,935
HealthSouth Corp.[1]	7,169	336,226
Hill-Rom Holdings, Inc.	4,434	335,388
Bioverativ, Inc.*	5,662	332,982
Globus Medical, Inc. — Class A*,1	10,978	332,963
Bio-Rad Laboratories, Inc. — Class A*	1,516	330,882
Molina Healthcare, Inc.*,1	6,561	326,673
WellCare Health Plans, Inc.*	2,118	324,922
Masimo Corp.*	3,146	323,220
STERIS plc	4,376	322,949
CoreLogic, Inc.*	7,550	322,687
ABIOMED, Inc.*	2,475	322,542
LivaNova plc*	6,096	321,260
Sabre Corp.	13,700	320,717
Teleflex, Inc.	1,545	319,645
Dean Foods Co.	16,182	319,433
Rollins, Inc.	8,226	319,416
Graham Holdings Co. — Class B	528	317,698
Endo International plc*	27,729	315,279
Service Corp. International	9,738	313,758
Hain Celestial Group, Inc.*	8,397	310,605
Catalent, Inc.*	10,571	309,519
TreeHouse Foods, Inc.*,1	3,509	307,388
Ingredion, Inc.	2,481	307,197
Flowers Foods, Inc.[1]	15,651	306,916
Incorporated Research Holdings, Inc. — Class A*	6,780	305,100
Sotheby’s*,1	6,415	303,814
Lamb Weston Holdings, Inc.	7,247	302,562
MarketAxess Holdings, Inc.	1,562	300,716
Charles River Laboratories International, Inc.*	3,351	300,585
ManpowerGroup, Inc.	2,975	300,416
VCA, Inc.*	3,278	300,166
Post Holdings, Inc.*,1	3,556	299,380
Halyard Health, Inc.*	7,578	299,331
Prestige Brands Holdings, Inc.*	5,210	299,106
United Natural Foods, Inc.*	7,183	298,310
Bio-Techne Corp.	2,776	297,254
Tootsie Roll Industries, Inc.[1]	7,943	296,671
Boston Beer Company, Inc. — Class A*,1	2,046	295,340
Acadia Healthcare Co., Inc.*,1	6,760	294,600
PAREXEL International Corp.*	4,595	293,299
LifePoint Health, Inc.*	4,718	293,224
Helen of Troy Ltd.*	3,115	292,810
CDK Global, Inc.	4,493	292,090
Owens & Minor, Inc.	8,427	291,996
Deluxe Corp.	4,051	291,307

28 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2017
GUGGENHEIM S&P MIDCAP 400® EQUAL WEIGHT ETF

	Shares	Value

NuVasive, Inc.*,1	4,006	$290,475
WEX, Inc.*	2,827	286,827
Edgewell Personal Care Co.*,1	4,010	286,675
ResMed, Inc.[1]	4,200	285,558
Lancaster Colony Corp.	2,261	284,660
Avis Budget Group, Inc.*	9,081	276,971
Snyder’s-Lance, Inc.[1]	7,512	264,873
MEDNAX, Inc.*,1	4,289	258,884
FTI Consulting, Inc.*	7,397	255,862
United Therapeutics Corp.*	2,007	252,280
Tenet Healthcare Corp.*,1	15,610	244,609
Total Consumer, Non-cyclical		19,880,936

Consumer, Cyclical - 14.3%
Panera Bread Co. — Class A*,1	1,277	399,291
Tupperware Brands Corp.	4,972	357,039
Cabela’s, Inc.*,1	6,505	355,173
Texas Roadhouse, Inc. — Class A	7,252	339,974
Nu Skin Enterprises, Inc. — Class A	6,107	337,290
Williams-Sonoma, Inc.	6,239	337,218
Wendy’s Co.[1]	22,769	335,615
Deckers Outdoor Corp.*,1	5,542	330,248
KB Home	16,031	330,238
Churchill Downs, Inc.	1,966	327,928
JetBlue Airways Corp.*	14,972	326,839
Office Depot, Inc.	64,940	322,752
Herman Miller, Inc.	9,694	320,871
Toro Co.[1]	4,939	320,640
Brinker International, Inc.[1]	7,247	320,245
Jack in the Box, Inc.	3,088	314,883
Scotts Miracle-Gro Co. — Class A	3,252	314,143
Papa John’s International, Inc.[1]	3,959	312,999
Cheesecake Factory, Inc.[1]	4,843	310,727
Dick’s Sporting Goods, Inc.	6,143	310,529
Tempur Sealy International, Inc.*,1	6,607	310,199
Buffalo Wild Wings, Inc.*,1	1,966	309,743
Dunkin’ Brands Group, Inc.	5,542	309,576
NVR, Inc.*	146	308,243
Dana, Inc.	15,867	308,137
Carter’s, Inc.	3,347	308,058
Dillard’s, Inc. — Class A1	5,563	308,023
Casey’s General Stores, Inc.	2,747	307,856
International Speedway Corp. — Class A	8,276	307,040
Copart, Inc.*,1	9,870	304,983
HNI Corp.	6,509	304,361
Michaels Companies, Inc.*,1	12,980	303,213
World Fuel Services Corp.	8,219	302,706
Pool Corp.	2,527	302,280
CST Brands, Inc.	6,213	300,026
Chico’s FAS, Inc.	21,615	298,719
HSN, Inc.	8,087	298,410
Toll Brothers, Inc.	8,267	297,529
Big Lots, Inc.[1]	5,853	295,518
Cracker Barrel Old Country Store, Inc.[1]	1,842	295,070
Cinemark Holdings, Inc.	6,809	294,149
Skechers U.S.A., Inc. — Class A*	11,583	292,471
Domino’s Pizza, Inc.[1]	1,602	290,587
American Eagle Outfitters, Inc.	20,606	290,339
CalAtlantic Group, Inc.[1]	8,015	290,303
TRI Pointe Group, Inc.*,1	23,150	288,218
Thor Industries, Inc.	2,991	287,674
Polaris Industries, Inc.[1]	3,326	283,575
Cooper Tire & Rubber Co.	7,381	282,692
Watsco, Inc.	2,031	281,903
Brunswick Corp.	4,937	280,175
Sally Beauty Holdings, Inc.*,1	14,564	277,007
GameStop Corp. — Class A1	12,112	274,821
Urban Outfitters, Inc.*,1	11,920	272,730
MSC Industrial Direct Company, Inc. — Class A	2,930	262,323
J.C. Penney Company, Inc.*,1	47,174	253,796
Kate Spade & Co.*	12,558	218,509
Total Consumer, Cyclical		17,425,604

Technology - 10.0%
Teradyne, Inc.	10,049	354,428
Cirrus Logic, Inc.*,1	5,490	353,282
Dun & Bradstreet Corp.	2,940	322,254
Synaptics, Inc.*,1	5,879	321,993
3D Systems Corp.*,1	20,330	321,824
Take-Two Interactive Software, Inc.*,1	5,086	319,655
Convergys Corp.	14,192	319,461
j2 Global, Inc.	3,525	318,096
Fortinet, Inc.*	8,118	316,602
MSCI, Inc. — Class A	3,152	316,209
IPG Photonics Corp.*	2,502	316,053
Tyler Technologies, Inc.*,1	1,928	315,402
Fair Isaac Corp.	2,321	314,449
DST Systems, Inc.	2,527	311,099
Cypress Semiconductor Corp.[1]	22,183	310,784
ANSYS, Inc.*	2,818	310,431
Cadence Design Systems, Inc.*	9,518	310,001
Ultimate Software Group, Inc.*,1	1,525	309,072
Acxiom Corp.*	10,658	308,016
Jack Henry & Associates, Inc.	3,177	307,915
CommVault Systems, Inc.*	6,098	307,644
Monolithic Power Systems, Inc.	3,361	307,532
Broadridge Financial Solutions, Inc.	4,380	306,337
NetScout Systems, Inc.*,1	8,133	306,207
Brocade Communications Systems, Inc.	24,215	304,383
Allscripts Healthcare Solutions, Inc.*	25,297	302,805
Leidos Holdings, Inc.	5,742	302,374
MAXIMUS, Inc.	4,953	302,083
Integrated Device Technology, Inc.*	12,575	301,674
Silicon Laboratories, Inc.*,1	4,216	299,968
Pitney Bowes, Inc.	22,552	299,716
NeuStar, Inc. — Class A*	8,975	297,970
ACI Worldwide, Inc.*	13,694	294,284
PTC, Inc.*	5,412	292,519
VeriFone Systems, Inc.*,1	15,716	291,374
Manhattan Associates, Inc.*	6,070	283,408
Diebold Nixdorf, Inc.[1]	9,985	281,577
Microsemi Corp.*	5,766	270,656
NCR Corp.*	6,166	254,348

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2017
GUGGENHEIM S&P MIDCAP 400® EQUAL WEIGHT ETF

	Shares	Value

Science Applications International Corp.	3,461	$252,618
Total Technology		12,236,503

Energy - 5.3%
Murphy USA, Inc.*	4,504	313,344
HollyFrontier Corp.	10,930	307,570
Energen Corp.*	5,912	307,366
Oceaneering International, Inc.	11,593	305,939
SM Energy Co.	13,394	302,570
CONSOL Energy, Inc.*	19,752	299,835
NOW, Inc.*	17,383	295,685
Western Refining, Inc.	8,470	292,130
WPX Energy, Inc.*	24,313	290,054
Southwestern Energy Co.*	38,442	288,699
PBF Energy, Inc. — Class A	12,900	287,928
Dril-Quip, Inc.*,1	5,551	286,154
Diamond Offshore Drilling, Inc.*,1	19,752	284,824
Gulfport Energy Corp.*	17,827	283,093
Oil States International, Inc.*	9,361	278,490
QEP Resources, Inc.*	23,240	274,464
First Solar, Inc.*,1	9,260	273,633
Ensco plc — Class A	34,327	270,840
Rowan Companies plc — Class A*	19,183	269,905
Patterson-UTI Energy, Inc.[1]	11,886	257,272
Superior Energy Services, Inc.*	20,835	251,687
Noble Corporation plc	50,088	240,422
Nabors Industries Ltd.	22,323	230,820
Total Energy		6,492,724

Basic Materials - 5.1%
Chemours Co.	9,065	365,228
PolyOne Corp.	9,004	353,047
Carpenter Technology Corp.	8,477	344,167
Royal Gold, Inc.	4,698	332,055
Versum Materials, Inc.	10,156	325,195
Minerals Technologies, Inc.	4,113	323,693
NewMarket Corp.	684	321,959
Steel Dynamics, Inc.	8,830	319,116
Allegheny Technologies, Inc.[1]	17,273	316,960
Domtar Corp.	7,879	312,402
Sensient Technologies Corp.	3,791	310,104
Ashland Global Holdings, Inc.	2,488	307,268
Cabot Corp.	5,100	306,969
Olin Corp.	9,428	302,922
Valspar Corp.	2,682	301,564
Commercial Metals Co.	16,139	300,831
Reliance Steel & Aluminum Co.	3,718	293,053
RPM International, Inc.	5,554	291,918
Compass Minerals International, Inc.[1]	4,104	270,864
United States Steel Corp.	8,564	191,148
Total Basic Materials		6,190,463

Utilities - 4.5%
Aqua America, Inc.[1]	9,722	321,701
ONE Gas, Inc.	4,636	319,096
NorthWestern Corp.	5,300	316,834
IDACORP, Inc.	3,738	315,936
Vectren Corp.	5,310	315,520
Black Hills Corp.[1]	4,635	315,273
New Jersey Resources Corp.	7,803	314,851
UGI Corp.	6,250	313,500
Atmos Energy Corp.	3,841	311,198
PNM Resources, Inc.	8,311	309,585
Hawaiian Electric Industries, Inc.[1]	9,223	309,155
Great Plains Energy, Inc.	10,446	309,097
MDU Resources Group, Inc.	11,321	304,535
Southwest Gas Holdings, Inc.	3,630	304,049
WGL Holdings, Inc.	3,590	296,031
OGE Energy Corp.	8,283	288,083
Westar Energy, Inc.	5,477	284,968
National Fuel Gas Co.[1]	4,932	273,134
Total Utilities		5,522,546

Communications - 3.9%
LogMeIn, Inc.	3,023	341,599
Cable One, Inc.	471	321,156
InterDigital, Inc.[1]	3,543	318,516
Telephone & Data Systems, Inc.	11,504	315,900
WebMD Health Corp. — Class A*	5,742	311,389
AMC Networks, Inc. — Class A*	5,165	308,247
ARRIS International plc*	11,821	307,228
Plantronics, Inc.	5,519	301,337
John Wiley & Sons, Inc. — Class A1	5,666	298,598
New York Times Co. — Class A	20,480	295,936
Ciena Corp.*	12,768	292,515
ViaSat, Inc.*,1	4,561	292,041
Meredith Corp.[1]	4,767	279,107
FactSet Research Systems, Inc.[1]	1,690	275,909
Time, Inc.	15,708	238,762
Frontier Communications Corp.[1]	112,368	211,252
Total Communications		4,709,492

Total Common Stocks
(Cost $107,015,152)		121,589,466

SHORT-TERM INVESTMENTS† - 0.2%
Federated U.S. Treasury Cash Reserve Fund — Institutional Shares, 0.53%[2]	271,654	271,654
Total Short-Term Investments
(Cost $271,654)		271,654

30 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2017
GUGGENHEIM S&P MIDCAP 400® EQUAL WEIGHT ETF

	Face Amount	Value

SECURITIES LENDING COLLATERAL††,3 - 8.1%
Joint Repurchase Agreements
Deutsche Bank Securities, Inc. issued 04/28/17 at 0.85% due 05/01/17	$2,298,271	$2,298,271
Mizuho Securities (USA), Inc. issued 04/28/17 at 0.83% due 05/01/17	2,298,271	2,298,271
Citigroup Global Markets, Inc. issued 04/28/17 at 0.82% due 05/01/17	2,298,271	2,298,271
RBC Dominion Securities, Inc. issued 04/28/17 at 0.81% due 05/01/17	2,298,271	2,298,271
Royal Bank of Scotland Group issued 04/28/17 at 0.80% due 05/01/17	681,126	681,126
Total Securities Lending Collateral
(Cost $9,874,210)		9,874,210

Total Investments - 108.1%
(Cost $117,161,016)		$131,735,330
Other Assets & Liabilities, net - (8.1)%		(9,847,059)
Total Net Assets - 100.0%		$121,888,271

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at April 30, 2017 — See Note 5.
[2]	Rate indicated is the 7 day yield as of April 30, 2017.
[3]	Securities lending collateral — See Note 5.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at April 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$121,589,466	$—	$—	$121,589,466
Securities Lending Collateral	—	9,874,210	—	9,874,210
Short-Term Investments	271,654	—	—	271,654
Total Assets	$121,861,120	$9,874,210	$—	$131,735,330

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended April 30, 2017, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2017
GUGGENHEIM S&P SMALLCAP 600® EQUAL WEIGHT ETF

	Shares	Value

COMMON STOCKS† - 99.9%

Consumer, Non-cyclical - 20.1%
Impax Laboratories, Inc.*	6,381	$89,653
MiMedx Group, Inc.*,1	6,683	84,808
Invacare Corp.	4,919	72,309
CONMED Corp.	1,438	70,691
SUPERVALU, Inc.*	17,062	69,954
Nektar Therapeutics*,1	3,682	69,848
Sanderson Farms, Inc.[1]	602	69,700
Supernus Pharmaceuticals, Inc.*,1	2,138	69,699
Coca-Cola Bottling Company Consolidated	328	69,490
Career Education Corp.*	6,845	69,476
BioTelemetry, Inc.*	2,098	69,024
Tivity Health, Inc.*,1	2,041	68,578
Lannett Company, Inc.*,1	2,622	68,172
Rent-A-Center, Inc.[1]	6,367	68,063
Capella Education Co.	713	67,949
Spectrum Pharmaceuticals, Inc.*,1	8,841	67,280
LendingTree, Inc.*,1	475	66,928
Orthofix International N.V.*	1,678	66,365
Cambrex Corp.*,1	1,116	66,235
Albany Molecular Research, Inc.*,1	4,137	66,233
SpartanNash Co.	1,790	65,872
Brink’s Co.	1,067	65,514
Inogen, Inc.*	789	65,400
CDI Corp.*	7,984	65,070
Calavo Growers, Inc.[1]	989	64,878
Eagle Pharmaceuticals, Inc.*,1	711	64,410
Green Dot Corp. — Class A*	1,876	64,328
Repligen Corp.*,1	1,747	64,272
Cytokinetics, Inc.*	3,900	63,960
HMS Holdings Corp.*	3,115	63,765
Merit Medical Systems, Inc.*	1,887	63,592
Kindred Healthcare, Inc.[1]	6,605	63,408
Meridian Bioscience, Inc.	4,262	63,078
OraSure Technologies, Inc.*	4,791	62,810
ANI Pharmaceuticals, Inc.*,1	1,154	62,454
Chemed Corp.[1]	310	62,428
Inter Parfums, Inc.[1]	1,643	62,352
CryoLife, Inc.*	3,416	62,000
Medifast, Inc.	1,335	61,837
On Assignment, Inc.*	1,194	61,813
John B Sanfilippo & Son, Inc.[1]	838	61,593
NutriSystem, Inc.	1,152	61,574
Enanta Pharmaceuticals, Inc.*	1,937	61,500
HealthEquity, Inc.*,1	1,351	61,498
Universal Corp.	836	61,404
CorVel Corp.*	1,376	61,232
Healthcare Services Group, Inc.	1,332	61,152
Strayer Education, Inc.	703	60,957
Amedisys, Inc.*,1	1,124	60,921
American Public Education, Inc.*	2,755	60,886
Navigant Consulting, Inc.*	2,537	60,812
Haemonetics Corp.*	1,449	60,684
Luminex Corp.	3,212	60,482
Darling Ingredients, Inc.*	3,992	60,399
Integra LifeSciences Holdings Corp.*,1	1,309	60,175
Phibro Animal Health Corp. — Class A	2,021	60,125
Varex Imaging Corp.*	1,783	59,837
Select Medical Holdings Corp.*	4,328	59,510
Landauer, Inc.	1,131	59,491
AMAG Pharmaceuticals, Inc.*,1	2,434	59,390
Forrester Research, Inc.	1,462	59,284
Korn/Ferry International	1,826	59,162
PharMerica Corp.*	2,506	59,142
Anika Therapeutics, Inc.*	1,280	59,046
LSC Communications, Inc.	2,278	58,931
Diplomat Pharmacy, Inc.*,1	3,762	58,687
Kelly Services, Inc. — Class A	2,626	58,612
Amphastar Pharmaceuticals, Inc.*,1	3,862	58,316
TrueBlue, Inc.*	2,127	58,173
Heska Corp.*	537	58,130
Magellan Health, Inc.*	844	58,067
Insperity, Inc.	635	58,007
Team, Inc.*,1	2,148	57,781
Seneca Foods Corp. — Class A*	1,553	57,772
LHC Group, Inc.*	1,062	57,454
Matthews International Corp. — Class A	837	57,376
Ligand Pharmaceuticals, Inc. — Class B*,1	516	57,364
Momenta Pharmaceuticals, Inc.*	3,992	57,285
ICU Medical, Inc.*	372	57,214
Almost Family, Inc.*	1,152	57,197
Viad Corp.	1,264	57,133
Andersons, Inc.	1,528	57,071
J&J Snack Foods Corp.	423	56,927
Cantel Medical Corp.*	764	56,849
AMN Healthcare Services, Inc.*,1	1,381	56,414
ABM Industries, Inc.	1,303	56,277
SciClone Pharmaceuticals, Inc.*	5,822	56,182
Analogic Corp.	777	55,827
Sucampo Pharmaceuticals, Inc. — Class A*,1	5,483	55,652
Integer Holdings Corp.*	1,513	55,603
Providence Service Corp.*	1,260	55,440
Cross Country Healthcare, Inc.*	3,948	55,154
B&G Foods, Inc.[1]	1,313	55,146
Cal-Maine Foods, Inc.[1]	1,455	54,926
Emergent BioSolutions, Inc.*,1	1,819	54,406
Neogen Corp.*	872	54,352
Myriad Genetics, Inc.*,1	2,925	53,791
WD-40 Co.[1]	513	53,788
Surmodics, Inc.*	2,353	53,766
Natus Medical, Inc.*,1	1,533	53,655
Monro Muffler Brake, Inc.[1]	1,021	52,939
Medicines Co.*,1	1,067	52,624
Innoviva, Inc.*,1	4,458	52,538
Cardtronics plc — Class A*	1,261	52,432
AngioDynamics, Inc.*	3,353	52,039
Abaxis, Inc.	1,152	51,875
Ensign Group, Inc.	2,870	51,517

32 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2017
GUGGENHEIM S&P SMALLCAP 600® EQUAL WEIGHT ETF

	Shares	Value

Community Health Systems, Inc.*	5,979	$51,479
US Physical Therapy, Inc.	778	51,037
RR Donnelley & Sons Co.	3,994	50,205
Heidrick & Struggles International, Inc.	2,334	50,181
Resources Connection, Inc.	3,520	48,928
Central Garden & Pet Co. — Class A*	1,240	43,685
Depomed, Inc.*,1	3,590	43,044
Progenics Pharmaceuticals, Inc.*,1	4,920	38,966
Acorda Therapeutics, Inc.*,1	2,007	32,413
Quorum Health Corp.*	7,306	31,197
Central Garden & Pet Co.*,1	374	14,137
Total Consumer, Non-cyclical		6,989,913

Consumer, Cyclical - 18.9%
Ruby Tuesday, Inc.*	32,272	82,295
iRobot Corp.*,1	983	78,384
Lumber Liquidators Holdings, Inc.*,1	3,157	77,504
RH*,1	1,599	76,704
ILG, Inc.	3,096	74,645
Select Comfort Corp.*,1	2,368	73,170
Five Below, Inc.*,1	1,429	70,192
BJ’s Restaurants, Inc.*	1,539	69,409
Ollie’s Bargain Outlet Holdings, Inc.*,1	1,810	69,323
FirstCash, Inc.	1,332	69,197
Marriott Vacations Worldwide Corp.[1]	612	67,430
PetMed Express, Inc.[1]	2,917	67,383
Scientific Games Corp. — Class A*	2,748	65,265
Tile Shop Holdings, Inc.	3,051	65,139
Fox Factory Holding Corp.*	2,139	64,277
Wingstop, Inc.[1]	2,182	64,216
Bob Evans Farms, Inc.[1]	961	64,137
Essendant, Inc.	3,839	64,110
Motorcar Parts of America, Inc.*	2,105	63,823
Fiesta Restaurant Group, Inc.*,1	2,603	63,383
Boyd Gaming Corp.*,1	2,776	62,960
Core-Mark Holding Company, Inc.	1,793	62,791
Haverty Furniture Companies, Inc.	2,521	62,143
Callaway Golf Co.	5,241	62,106
Red Robin Gourmet Burgers, Inc.*,1	1,055	61,981
Wabash National Corp.[1]	2,720	61,962
Marcus Corp.	1,826	61,719
El Pollo Loco Holdings, Inc.*,1	4,902	61,520
Barnes & Noble Education, Inc.*,1	5,908	61,502
M/I Homes, Inc.*	2,264	61,490
Sonic Corp.	2,286	61,448
Hawaiian Holdings, Inc.*	1,131	61,413
EZCORP, Inc. — Class A*	6,764	61,214
Shake Shack, Inc. — Class A*,1	1,798	61,024
William Lyon Homes — Class A*,1	2,772	60,984
Lithia Motors, Inc. — Class A1	634	60,578
Installed Building Products, Inc.*	1,135	60,552
Dave & Buster’s Entertainment, Inc.*	945	60,489
Monarch Casino & Resort, Inc.*	2,045	60,266
Nautilus, Inc.*,1	3,311	60,260
American Woodmark Corp.*	655	60,195
Ruth’s Hospitality Group, Inc.	3,012	59,939
Standard Motor Products, Inc.	1,179	59,929
Chuy’s Holdings, Inc.*,1	2,007	59,809
Penn National Gaming, Inc.*	3,227	59,635
UniFirst Corp.	427	59,438
Oxford Industries, Inc.	1,025	59,430
Meritage Homes Corp.*	1,524	59,360
Buckle, Inc.[1]	3,172	59,316
Dorman Products, Inc.*,1	712	59,203
La-Z-Boy, Inc.	2,120	59,148
Universal Electronics, Inc.*	849	58,836
Daktronics, Inc.	6,207	58,718
Movado Group, Inc.[1]	2,499	58,477
Anixter International, Inc.*	716	58,390
Gentherm, Inc.*,1	1,571	58,363
Interface, Inc. — Class A	2,926	58,227
Ethan Allen Interiors, Inc.	1,947	58,021
Big 5 Sporting Goods Corp.[1]	3,765	57,981
Kirkland’s, Inc.*	4,924	57,906
Cavco Industries, Inc.*	487	57,831
MDC Holdings, Inc.	1,861	57,710
Cooper-Standard Holdings, Inc.*	510	57,666
DineEquity, Inc.	1,019	57,614
Biglari Holdings, Inc.*	135	57,595
Unifi, Inc.*	2,048	57,487
Belmond Ltd. — Class A*	4,611	57,176
Fossil Group, Inc.*,1	3,310	57,098
Vitamin Shoppe, Inc.*	2,957	57,070
SkyWest, Inc.	1,530	56,916
Abercrombie & Fitch Co. — Class A1	4,714	56,521
Steven Madden Ltd.*	1,480	56,313
Barnes & Noble, Inc.	6,567	56,148
ScanSource, Inc.*	1,421	56,130
Asbury Automotive Group, Inc.*	917	56,120
Winnebago Industries, Inc.[1]	1,947	55,879
LCI Industries	552	55,835
LGI Homes, Inc.*,1	1,751	55,734
Cato Corp. — Class A	2,460	55,498
Shoe Carnival, Inc.	2,182	55,357
Francesca’s Holdings Corp.*	3,506	55,325
Zumiez, Inc.*,1	3,069	55,089
Children’s Place, Inc.	479	54,989
Vera Bradley, Inc.*	6,008	54,973
Veritiv Corp.*	1,062	54,852
Fred’s, Inc. — Class A1	3,726	54,847
G-III Apparel Group Ltd.*,1	2,311	54,771
Sonic Automotive, Inc. — Class A	2,786	54,606
DSW, Inc. — Class A1	2,635	54,334
Wolverine World Wide, Inc.	2,236	53,910
Allegiant Travel Co. — Class A1	370	53,798
Finish Line, Inc. — Class A1	3,376	53,375
Vista Outdoor, Inc.*,1	2,727	53,340
Iconix Brand Group, Inc.*,1	7,611	53,277
Mobile Mini, Inc.	1,848	53,038
Ascena Retail Group, Inc.*,1	13,414	52,449
Tuesday Morning Corp.*,1	16,136	52,442
Crocs, Inc.*	8,411	52,401
Caleres, Inc.	1,801	51,905

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2017
GUGGENHEIM S&P SMALLCAP 600® EQUAL WEIGHT ETF

	Shares	Value

Regis Corp.*	4,726	$51,561
Guess?, Inc.[1]	4,614	51,492
Group 1 Automotive, Inc.	746	51,437
MarineMax, Inc.*	2,521	51,302
Perry Ellis International, Inc.*	2,496	51,218
Express, Inc.*	5,908	50,986
American Axle & Manufacturing Holdings, Inc.*	2,887	50,782
Titan International, Inc.	4,655	49,855
Hibbett Sports, Inc.*	1,898	49,348
Stein Mart, Inc.	19,746	48,773
Genesco, Inc.*	910	48,503
Superior Industries International, Inc.	2,193	47,698
Tailored Brands, Inc.[1]	3,783	46,644
Total Consumer, Cyclical		6,605,727

Financial - 18.4%
eHealth, Inc.*	5,177	73,410
Universal Health Realty Income Trust	969	67,588
EastGroup Properties, Inc.	833	65,182
CareTrust REIT, Inc.	3,790	64,506
CoreSite Realty Corp.[1]	648	63,406
Opus Bank	2,796	63,050
Selective Insurance Group, Inc.	1,193	62,991
Government Properties Income Trust[1]	2,951	62,915
Four Corners Property Trust, Inc.	2,689	62,734
Stewart Information Services Corp.	1,307	62,005
City Holding Co.	871	61,919
Walker & Dunlop, Inc.*	1,378	61,803
Forestar Group, Inc.*	4,361	61,708
PS Business Parks, Inc.	507	61,621
HFF, Inc. — Class A	1,962	61,607
Summit Hotel Properties, Inc.	3,703	61,211
Waddell & Reed Financial, Inc. — Class A	3,400	61,166
Capstead Mortgage Corp.[1]	5,467	60,902
Cedar Realty Trust, Inc.	11,273	60,648
RE/MAX Holdings, Inc. — Class A	1,022	60,451
S&T Bancorp, Inc.	1,677	60,305
Encore Capital Group, Inc.*,1	1,806	60,230
LTC Properties, Inc.	1,248	59,705
Employers Holdings, Inc.	1,491	59,640
Infinity Property & Casualty Corp.	599	59,451
Oritani Financial Corp.	3,499	59,308
Enova International, Inc.*	4,156	59,015
Sabra Health Care REIT, Inc.[1]	2,170	59,002
World Acceptance Corp.*,1	1,115	58,984
Agree Realty Corp.[1]	1,216	58,952
Getty Realty Corp.	2,300	58,880
American Assets Trust, Inc.	1,371	58,720
Safety Insurance Group, Inc.	810	58,644
ProAssurance Corp.	947	58,619
Universal Insurance Holdings, Inc.[1]	2,250	58,613
Banc of California, Inc.[1]	2,695	58,482
Lexington Realty Trust	5,733	58,305
Franklin Street Properties Corp.	4,801	58,236
Parkway, Inc.	2,882	58,072
Ameris Bancorp	1,231	57,980
Southside Bancshares, Inc.[1]	1,667	57,878
Financial Engines, Inc.	1,358	57,715
DiamondRock Hospitality Co.	5,224	57,516
Central Pacific Financial Corp.	1,838	57,493
TrustCo Bank Corp. NY	7,228	57,463
Kite Realty Group Trust	2,819	57,395
Northfield Bancorp, Inc.	3,122	57,382
Retail Opportunity Investments Corp.[1]	2,769	57,041
United Fire Group, Inc.	1,290	56,760
Columbia Banking System, Inc.	1,436	56,736
Fidelity Southern Corp.	2,518	56,705
First Financial Bancorp	2,046	56,572
Chesapeake Lodging Trust	2,423	56,480
Apollo Commercial Real Estate Finance, Inc.	2,900	55,941
HCI Group, Inc.[1]	1,171	55,845
Navigators Group, Inc.	1,032	55,779
First BanCorp*	9,478	55,731
Provident Financial Services, Inc.	2,165	55,619
Hersha Hospitality Trust[1]	3,015	55,597
Tompkins Financial Corp.[1]	672	55,554
RLI Corp.	970	55,503
Investment Technology Group, Inc.	2,779	55,330
Independent Bank Corp.	873	55,261
HomeStreet, Inc.*	2,123	55,198
Saul Centers, Inc.	919	55,186
Acadia Realty Trust	1,894	55,078
Community Bank System, Inc.[1]	980	54,831
INTL FCStone, Inc.*	1,461	54,568
NBT Bancorp, Inc.[1]	1,428	54,521
Bank Mutual Corp.	5,913	54,400
National Bank Holdings Corp. — Class A	1,723	54,395
WageWorks, Inc.*	735	54,243
Astoria Financial Corp.	2,659	54,217
United Community Banks, Inc.	1,974	53,989
Westamerica Bancorporation[1]	981	53,975
Banner Corp.	977	53,930
WisdomTree Investments, Inc.[1]	6,451	53,866
PRA Group, Inc.*,1	1,670	53,774
Pennsylvania Real Estate Investment Trust[1]	3,876	53,683
CBL & Associates Properties, Inc.[1]	5,800	53,650
Virtus Investment Partners, Inc.	503	53,519
First Financial Bankshares, Inc.[1]	1,339	53,492
Glacier Bancorp, Inc.	1,581	53,406
Pinnacle Financial Partners, Inc.	833	53,312
ServisFirst Bancshares, Inc.	1,408	53,222
Interactive Brokers Group, Inc. — Class A1	1,528	53,220
First Midwest Bancorp, Inc.	2,343	53,210
Brookline Bancorp, Inc.	3,654	53,166
OFG Bancorp	4,537	53,083
Sterling Bancorp	2,280	53,010
First Commonwealth Financial Corp.	4,105	52,996
United Insurance Holdings Corp.[1]	3,467	52,906
Old National Bancorp	3,146	52,853

34 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2017
GUGGENHEIM S&P SMALLCAP 600® EQUAL WEIGHT ETF

	Shares	Value

Urstadt Biddle Properties, Inc. — Class A	2,686	$52,807
Simmons First National Corp. — Class A1	966	52,792
CVB Financial Corp.	2,445	52,665
Horace Mann Educators Corp.	1,360	52,564
Dime Community Bancshares, Inc.	2,702	52,554
Great Western Bancorp, Inc.	1,275	52,530
Customers Bancorp, Inc.*	1,695	52,426
Boston Private Financial Holdings, Inc.	3,352	52,291
Northwest Bancshares, Inc.[1]	3,223	52,019
American Equity Investment Life Holding Co.	2,177	51,638
LegacyTexas Financial Group, Inc.	1,360	51,422
Piper Jaffray Cos.	820	51,332
Hanmi Financial Corp.	1,766	51,302
Home BancShares, Inc.[1]	2,014	51,256
Evercore Partners, Inc. — Class A	690	50,888
AMERISAFE, Inc.	881	50,702
Hope Bancorp, Inc.	2,725	49,895
Greenhill & Company, Inc.	1,891	47,842
BofI Holding, Inc.*,1	1,934	46,203
Maiden Holdings Ltd.	3,732	46,090
First NBC Bank Holding Co.*,1	11,890	31,509
Total Financial		6,406,888

Industrial - 17.6%
Rogers Corp.*	686	70,617
Myers Industries, Inc.	4,152	67,678
LSB Industries, Inc.*,1	6,034	66,495
Olympic Steel, Inc.	2,939	66,274
Badger Meter, Inc.	1,659	65,945
Briggs & Stratton Corp.	2,633	65,799
Sturm Ruger & Company, Inc.[1]	1,083	65,467
Haynes International, Inc.	1,542	65,211
Vicor Corp.*	3,610	64,979
TopBuild Corp.*	1,267	64,858
National Presto Industries, Inc.[1]	620	64,697
Proto Labs, Inc.*	1,114	64,612
Advanced Energy Industries, Inc.*	872	64,354
SPX FLOW, Inc.*	1,765	63,787
Albany International Corp. — Class A	1,298	63,277
OSI Systems, Inc.*,1	817	63,236
Forward Air Corp.	1,186	63,059
Moog, Inc. — Class A*	915	62,815
Lindsay Corp.[1]	723	62,800
EnPro Industries, Inc.	888	62,737
Barnes Group, Inc.	1,141	62,721
DXP Enterprises, Inc.*	1,719	62,709
Boise Cascade Co.*	2,045	62,373
CIRCOR International, Inc.[1]	932	62,174
Tennant Co.[1]	843	61,750
Federal Signal Corp.	3,930	61,347
Axon Enterprise, Inc.*,1	2,495	61,327
Quanex Building Products Corp.	2,998	61,160
Itron, Inc.*	942	61,089
ESCO Technologies, Inc.	1,036	60,969
Alamo Group, Inc.	771	60,955
Harsco Corp.*	4,668	60,917
Knight Transportation, Inc.[1]	1,776	60,917
Tetra Tech, Inc.	1,385	60,871
Triumph Group, Inc.[1]	2,320	60,784
Exponent, Inc.	990	60,539
AAR Corp.	1,675	60,283
Atlas Air Worldwide Holdings, Inc.*	1,038	60,204
Powell Industries, Inc.	1,740	60,013
Electro Scientific Industries, Inc.*	8,596	60,000
Applied Industrial Technologies, Inc.	933	59,712
Raven Industries, Inc.	1,923	59,613
Multi-Color Corp.	776	59,597
Saia, Inc.*	1,232	59,321
Aerovironment, Inc.*	2,072	59,197
AZZ, Inc.[1]	1,000	59,050
FARO Technologies, Inc.*,1	1,611	59,043
Chart Industries, Inc.*	1,612	58,854
TTM Technologies, Inc.*,1	3,511	58,739
Greenbrier Companies, Inc.[1]	1,351	58,701
Methode Electronics, Inc.	1,316	58,628
Lydall, Inc.*	1,116	58,478
Marten Transport Ltd.	2,358	58,478
Astec Industries, Inc.	922	58,409
Trex Company, Inc.*	797	58,332
AAON, Inc.[1]	1,591	58,310
General Cable Corp.	3,221	57,978
CTS Corp.	2,623	57,968
Franklin Electric Company, Inc.	1,410	57,951
Benchmark Electronics, Inc.*	1,826	57,884
Watts Water Technologies, Inc. — Class A	930	57,846
Cubic Corp.	1,114	57,817
PGT Innovations, Inc.*	5,297	57,737
Aerojet Rocketdyne Holdings, Inc.*,1	2,564	57,459
Headwaters, Inc.*	2,411	57,285
Comfort Systems USA, Inc.	1,559	57,215
Hillenbrand, Inc.	1,548	57,121
John Bean Technologies Corp.	641	56,825
MYR Group, Inc.*	1,344	56,797
Griffon Corp.[1]	2,357	56,568
Aegion Corp. — Class A*	2,474	56,457
Gibraltar Industries, Inc.*	1,432	56,206
Heartland Express, Inc.	2,789	56,115
Insteel Industries, Inc.	1,612	56,114
Patrick Industries, Inc.*	787	55,916
Standex International Corp.	594	55,806
Brady Corp. — Class A	1,429	55,660
Kaman Corp.	1,159	55,644
Simpson Manufacturing Company, Inc.	1,332	55,558
Matson, Inc.	1,744	55,284
Actuant Corp. — Class A	2,024	55,255
SPX Corp.*	2,293	55,170
Universal Forest Products, Inc.	577	54,982
Tredegar Corp.	3,199	54,863
Roadrunner Transportation Systems, Inc.*	8,161	54,842
US Ecology, Inc.	1,162	54,788
Hornbeck Offshore Services, Inc.*,1	15,954	54,403

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 35

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2017
GUGGENHEIM S&P SMALLCAP 600® EQUAL WEIGHT ETF

	Shares	Value

Sanmina Corp.*	1,460	$54,385
Bel Fuse, Inc. — Class B	2,241	54,232
Encore Wire Corp.	1,224	54,101
KapStone Paper and Packaging Corp.	2,559	53,969
Apogee Enterprises, Inc.[1]	989	53,901
Park Electrochemical Corp.	3,071	53,190
Plexus Corp.*	1,020	53,030
II-VI, Inc.*	1,590	52,709
ArcBest Corp.	1,979	52,345
Mueller Industries, Inc.	1,627	52,129
Echo Global Logistics, Inc.*	2,742	51,413
US Concrete, Inc.*,1	824	51,088
Orion Group Holdings, Inc.*	6,755	51,000
Tidewater, Inc.*,1	57,628	50,511
Fabrinet*	1,414	49,023
TimkenSteel Corp.*,1	3,040	45,843
Hub Group, Inc. — Class A*	1,127	44,122
Applied Optoelectronics, Inc.*,1	680	33,585
Celadon Group, Inc.	6,932	27,381
Total Industrial		6,149,732

Technology - 8.4%
Exar Corp.*	5,468	71,139
Kopin Corp.*,1	16,859	68,784
Brooks Automation, Inc.	2,703	68,277
MKS Instruments, Inc.	852	66,668
Veeco Instruments, Inc.*	1,983	65,439
Medidata Solutions, Inc.*	996	65,168
DSP Group, Inc.*	5,222	65,014
Rudolph Technologies, Inc.*	2,613	64,019
Cabot Microelectronics Corp.	815	63,855
Nanometrics, Inc.*	1,995	62,952
Omnicell, Inc.*	1,517	62,804
Cohu, Inc.	3,350	62,746
Donnelley Financial Solutions, Inc.*	2,803	62,283
Qualys, Inc.*	1,618	62,131
Kulicke & Soffa Industries, Inc.*	2,776	61,960
Agilysys, Inc.*	6,193	61,310
ExlService Holdings, Inc.*	1,283	61,212
Blackbaud, Inc.[1]	758	60,951
MicroStrategy, Inc. — Class A*	317	60,284
CEVA, Inc.*,1	1,662	59,832
LivePerson, Inc.*	8,429	59,424
Sykes Enterprises, Inc.*	1,988	59,262
TeleTech Holdings, Inc.	1,892	59,125
Ultratech, Inc.*	1,936	59,087
Computer Programs & Systems, Inc.[1]	2,148	58,963
Monotype Imaging Holdings, Inc.	2,896	58,934
Power Integrations, Inc.	876	57,772
Progress Software Corp.	1,940	57,657
SPS Commerce, Inc.*	1,035	57,194
Insight Enterprises, Inc.*	1,338	56,330
Xperi Corp.	1,676	56,314
Digi International, Inc.*	4,521	56,060
Rambus, Inc.*	4,477	56,052
Semtech Corp.*	1,640	56,006
ManTech International Corp. — Class A	1,577	55,984
Electronics for Imaging, Inc.*	1,216	55,668
Ebix, Inc.[1]	901	55,592
Engility Holdings, Inc.*	1,956	55,453
CSG Systems International, Inc.	1,476	55,365
Mercury Systems, Inc.*	1,476	55,173
Super Micro Computer, Inc.*,1	2,248	54,851
Virtusa Corp.*,1	1,758	54,463
CACI International, Inc. — Class A*	459	54,162
Quality Systems, Inc.*	3,798	54,159
Diodes, Inc.*	2,307	53,961
Bottomline Technologies de, Inc.*	2,296	53,497
Lumentum Holdings, Inc.*	1,231	52,625
Cray, Inc.*	2,845	50,926
MTS Systems Corp.	1,037	48,169
Synchronoss Technologies, Inc.*,1	2,148	34,368
Total Technology		2,929,424

Communications - 6.4%
General Communication, Inc. — Class A*	3,083	115,428
QuinStreet, Inc.*	18,215	81,604
Iridium Communications, Inc.*,1	6,452	68,391
HealthStream, Inc.*,1	2,420	67,252
Blucora, Inc.*,1	3,455	63,745
Cogent Communications Holdings, Inc.[1]	1,407	63,315
Shutterfly, Inc.*	1,212	62,903
Black Box Corp.	6,310	62,468
ePlus, Inc.*	865	61,631
CalAmp Corp.*,1	3,410	61,175
Shutterstock, Inc.*,1	1,402	60,608
World Wrestling Entertainment, Inc. — Class A	2,787	59,725
Gannett Company, Inc.	7,139	59,682
TiVo Corp.	2,965	58,559
Viavi Solutions, Inc.*	5,818	58,180
Lumos Networks Corp.*	3,182	56,990
VASCO Data Security International, Inc.*	4,180	56,430
ATN International, Inc.	815	56,390
XO Group, Inc.*	3,198	56,125
8x8, Inc.*	3,855	56,090
Harmonic, Inc.*,1	9,626	55,831
Spok Holdings, Inc.	3,095	55,555
Consolidated Communications Holdings, Inc.[1]	2,346	55,530
Cincinnati Bell, Inc.*	2,945	55,513
Liquidity Services, Inc.*	7,104	55,411
NIC, Inc.	2,595	55,403
Comtech Telecommunications Corp.	3,936	55,143
EW Scripps Co. — Class A*	2,470	55,032
Scholastic Corp.	1,271	54,945
Perficient, Inc.*	3,142	54,734
ADTRAN, Inc.	2,658	53,160
New Media Investment Group, Inc.	3,955	52,048
Gigamon, Inc.*	1,615	51,196
FTD Companies, Inc.*	2,549	50,980
NETGEAR, Inc.*	1,037	48,895
Oclaro, Inc.*,1	5,916	47,387
DHI Group, Inc.*	12,277	47,266

36 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2017
GUGGENHEIM S&P SMALLCAP 600® EQUAL WEIGHT ETF

	Shares	Value

Stamps.com, Inc.*,1	435	$46,175
Total Communications		2,236,895

Energy - 4.4%
REX American Resources Corp.*	729	69,022
FutureFuel Corp.	4,364	67,467
Newpark Resources, Inc.*	8,539	65,322
Contango Oil & Gas Co.*	9,079	65,005
Geospace Technologies Corp.*,1	3,876	64,109
SunCoke Energy, Inc.*	6,805	62,402
Era Group, Inc.*	4,839	61,504
SRC Energy, Inc.*,1	7,642	57,621
Flotek Industries, Inc.*,1	4,710	56,567
SEACOR Holdings, Inc.*,1	850	55,811
Exterran Corp.*	2,006	54,904
Unit Corp.*,1	2,549	54,779
Green Plains, Inc.[1]	2,371	54,533
Bristow Group, Inc.	4,037	53,975
Archrock, Inc.	4,528	53,430
Denbury Resources, Inc.*,1	23,338	51,810
Gulf Island Fabrication, Inc.	5,150	51,243
Carrizo Oil & Gas, Inc.*,1	2,009	50,526
PDC Energy, Inc.*	887	48,989
Northern Oil and Gas, Inc.*,1	21,722	48,875
Bill Barrett Corp.*	12,720	48,845
Cloud Peak Energy, Inc.*,1	14,481	48,801
Atwood Oceanics, Inc.*,1	6,159	48,225
TETRA Technologies, Inc.*	14,082	46,893
Tesco Corp.*	7,044	46,138
Helix Energy Solutions Group, Inc.*	7,421	45,417
Matrix Service Co.*	3,608	42,394
Pioneer Energy Services Corp.*	12,412	37,857
CARBO Ceramics, Inc.*,1	5,116	35,147
Total Energy		1,547,611

Basic Materials - 4.3%
Materion Corp.	1,693	64,419
Kraton Corp.*	1,953	63,882
Kaiser Aluminum Corp.	751	63,392
Quaker Chemical Corp.	436	63,045
American Vanguard Corp.	3,753	62,863
Century Aluminum Co.*	4,555	62,130
Stepan Co.	727	61,650
Aceto Corp.	3,813	60,436
Hawkins, Inc.	1,181	60,349
HB Fuller Co.	1,142	60,332
Ingevity Corp.*	954	60,321
Schweitzer-Mauduit International, Inc.	1,399	60,227
Calgon Carbon Corp.	4,078	59,335
Neenah Paper, Inc.	752	58,919
AdvanSix, Inc.*	2,159	58,854
Innospec, Inc.	888	58,608
Deltic Timber Corp.	750	58,028
Koppers Holdings, Inc.*	1,350	57,308
PH Glatfelter Co.	2,621	56,378
Rayonier Advanced Materials, Inc.	4,164	55,173
Balchem Corp.	670	54,377
A. Schulman, Inc.	1,704	53,932
Clearwater Paper Corp.*	1,075	52,245
Innophos Holdings, Inc.	1,046	50,145
US Silica Holdings, Inc.[1]	1,191	49,427
AK Steel Holding Corp.*,1	7,354	46,624
Total Basic Materials		1,512,399

Utilities - 1.4%
South Jersey Industries, Inc.	1,688	63,334
El Paso Electric Co.	1,177	60,733
ALLETE, Inc.	868	60,682
Spire, Inc.	871	59,707
American States Water Co.[1]	1,336	59,479
Avista Corp.	1,458	58,816
California Water Service Group[1]	1,639	58,512
Northwest Natural Gas Co.	979	58,348
Total Utilities		479,611

Total Common Stocks
(Cost $30,538,606)		34,858,200

RIGHT††† - 0.0%**
Dyax Corp.
Expires 01/25/18[2]	339	—
Total Right
(Cost $—)		—

SHORT-TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund — Institutional Shares, 0.53%[3]	40,142	40,142
Total Short-Term Investments
(Cost $40,142)		40,142

	Face Amount

SECURITIES LENDING COLLATERAL††,4 - 11.9%
Joint Repurchase Agreements
Deutsche Bank Securities, Inc. issued 04/28/17 at 0.85% due 05/01/17	$964,659	964,659
Citigroup Global Markets, Inc. issued 04/28/17 at 0.82% due 05/01/17	964,659	964,659
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 04/28/17 at 0.81% due 05/01/17	964,659	964,659
RBC Dominion Securities, Inc. issued 04/28/17 at 0.81% due 05/01/17	964,659	964,659

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2017
GUGGENHEIM S&P SMALLCAP 600® EQUAL WEIGHT ETF

	Face Amount	Value

Credit Suisse Securities (USA), LLC issued 04/28/17 at 0.80% due 05/01/17	$285,882	$285,882
Total Securities Lending Collateral
(Cost $4,144,518)		4,144,518

Total Investments - 111.9%
(Cost $34,723,266)		$39,042,860
Other Assets & Liabilities, net - (11.9)%		(4,148,188)
Total Net Assets - 100.0%		$34,894,672

*	Non-income producing security.
**	Less than 0.1% of net assets.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or portion of this security is on loan at April 30, 2017 — See Note 5.
[2]	This security was fair valued by the Valuation Committee at April 30, 2017.
[3]	Rate indicated is the 7 day yield as of April 30, 2017.
[4]	Securities lending collateral — See Note 5.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at April 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3		Total
Common Stocks	$34,858,200	$—	$—		$34,858,200
Right	—	—	—	*	—	*
Securities Lending Collateral	—	4,144,518	—		4,144,518
Short-Term Investments	40,142	—	—		40,142
Total Assets	$34,898,342	$4,144,518	$—		$39,042,860

*	Security has a market value of $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended April 30, 2017, there were no transfers between levels.

38 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2017
GUGGENHEIM S&P 100® EQUAL WEIGHT ETF

	Shares	Value

COMMON STOCKS† - 99.6%

Consumer, Non-cyclical - 23.7%
PayPal Holdings, Inc.*	1,024	$48,865
PepsiCo, Inc.	402	45,539
UnitedHealth Group, Inc.	259	45,294
Mondelez International, Inc. — Class A	1,004	45,210
Coca-Cola Co.	1,041	44,919
Allergan plc	183	44,626
Gilead Sciences, Inc.	650	44,557
Philip Morris International, Inc.	398	44,115
AbbVie, Inc.	668	44,048
Celgene Corp.*	355	44,038
Medtronic plc	530	44,038
Pfizer, Inc.	1,291	43,791
Kraft Heinz Co.	481	43,478
Johnson & Johnson	349	43,091
Eli Lilly & Co.	522	42,835
Colgate-Palmolive Co.	593	42,720
Bristol-Myers Squibb Co.	760	42,598
Procter & Gamble Co.	483	42,180
Abbott Laboratories	963	42,025
Danaher Corp.	502	41,832
Merck & Company, Inc.	671	41,823
Altria Group, Inc.	576	41,345
Biogen, Inc.*	151	40,953
Amgen, Inc.	243	39,687
Total Consumer, Non-cyclical		1,043,607

Financial - 17.3%
Mastercard, Inc. — Class A	396	46,062
Visa, Inc. — Class A	491	44,789
American Express Co.	555	43,984
BlackRock, Inc. — Class A	114	43,841
Allstate Corp.	537	43,653
Bank of New York Mellon Corp.	914	43,013
Simon Property Group, Inc.	260	42,968
American International Group, Inc.	698	42,515
Citigroup, Inc.	716	42,330
MetLife, Inc.	815	42,225
JPMorgan Chase & Co.	482	41,934
Berkshire Hathaway, Inc. — Class B*	252	41,633
U.S. Bancorp	801	41,075
Morgan Stanley	947	41,071
Bank of America Corp.	1,739	40,588
Wells Fargo & Co.	748	40,272
Goldman Sachs Group, Inc.	177	39,613
Capital One Financial Corp.	478	38,422
Total Financial		759,988

Industrial - 13.3%
Caterpillar, Inc.	477	48,778
United Technologies Corp.	393	46,763
Union Pacific Corp.	414	46,351
Honeywell International, Inc.	347	45,506
Boeing Co.	246	45,469
3M Co.	230	45,041
General Dynamics Corp.	231	44,765
Emerson Electric Co.	740	44,607
United Parcel Service, Inc. — Class B	412	44,274
Raytheon Co.	285	44,235
Lockheed Martin Corp.	164	44,190
FedEx Corp.	229	43,441
General Electric Co.	1,454	42,151
Total Industrial		585,571

Consumer, Cyclical - 12.3%
Starbucks Corp.	807	48,468
McDonald’s Corp.	344	48,136
Costco Wholesale Corp.	266	47,220
Wal-Mart Stores, Inc.	628	47,213
Home Depot, Inc.	300	46,830
Lowe’s Cos., Inc.	540	45,835
CVS Health Corp.	548	45,177
Walgreens Boots Alliance, Inc.	514	44,482
Target Corp.	794	44,345
NIKE, Inc. — Class B	780	43,220
General Motors Co.	1,195	41,395
Ford Motor Co.	3,513	40,294
Total Consumer, Cyclical		542,615

Communications - 11.3%
Amazon.com, Inc.*	52	48,099
Facebook, Inc. — Class A*	317	47,629
Comcast Corp. — Class A	1,180	46,244
Priceline Group, Inc.*	25	46,171
Walt Disney Co.	397	45,894
Time Warner, Inc.	446	44,275
Cisco Systems, Inc.	1,285	43,780
AT&T, Inc.	1,039	41,175
Verizon Communications, Inc.	892	40,952
Twenty-First Century Fox, Inc. — Class A	993	30,326
Alphabet, Inc. — Class A*	26	24,037
Alphabet, Inc. — Class C*	26	23,555
Twenty-First Century Fox, Inc. — Class B	457	13,646
Total Communications		495,783

Technology - 7.9%
Microsoft Corp.	678	46,416
Oracle Corp.	1,031	46,354
Apple, Inc.	316	45,393
Intel Corp.	1,226	44,320
Texas Instruments, Inc.	548	43,391
Accenture plc — Class A	355	43,061
QUALCOMM, Inc.	751	40,359
International Business Machines Corp.	248	39,752
Total Technology		349,046

Energy - 6.8%
ConocoPhillips	964	46,186
Exxon Mobil Corp.	539	44,009
Occidental Petroleum Corp.	708	43,570
Chevron Corp.	398	42,467
Kinder Morgan, Inc.	2,048	42,250

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2017
GUGGENHEIM S&P 100® EQUAL WEIGHT ETF

	Shares	Value

Schlumberger Ltd.	559	$40,578
Halliburton Co.	865	39,686
Total Energy		298,746

Utilities - 4.0%
NextEra Energy, Inc.	338	45,143
Duke Energy Corp.	546	45,045
Southern Co.	887	44,173
Exelon Corp.	1,224	42,387
Total Utilities		176,748

Basic Materials - 3.0%
Monsanto Co.	386	45,011
EI du Pont de Nemours & Co.	544	43,384
Dow Chemical Co.	690	43,332
Total Basic Materials		131,727

Total Common Stocks
(Cost $4,326,789)		4,383,831

Total Investments - 99.6%
(Cost $4,326,789)		$4,383,831
Other Assets & Liabilities, net - 0.4%		18,570
Total Net Assets - 100.0%		$4,402,401

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at April 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$4,383,831	$—	$—	$4,383,831

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended April 30, 2017, there were no transfers between levels.

40 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2017
GUGGENHEIM S&P 500® EQUAL WEIGHT CONSUMER DISCRETIONARY ETF

	Shares	Value

COMMON STOCKS† - 99.8%

Retail - 40.6%
Chipotle Mexican Grill, Inc. — Class A*,1	2,628	$1,246,907
Best Buy Co., Inc.[1]	23,923	1,239,451
Darden Restaurants, Inc.	14,452	1,231,166
Staples, Inc.	123,475	1,206,351
PVH Corp.	11,763	1,188,416
Dollar Tree, Inc.*	14,279	1,181,873
Starbucks Corp.	19,655	1,180,479
McDonald’s Corp.	8,375	1,171,914
Nordstrom, Inc.[1]	24,112	1,163,886
Gap, Inc.	44,160	1,156,992
Home Depot, Inc.	7,298	1,139,217
L Brands, Inc.	21,307	1,125,223
Lowe’s Cos., Inc.	13,137	1,115,069
Tiffany & Co.[1]	12,081	1,107,223
Yum! Brands, Inc.	16,666	1,095,790
Target Corp.	19,359	1,081,200
TJX Cos., Inc.	13,709	1,078,076
Foot Locker, Inc.	13,921	1,076,650
Coach, Inc.	27,292	1,075,032
Dollar General Corp.	14,704	1,069,128
Genuine Parts Co.	11,498	1,058,046
Ulta Beauty, Inc.*	3,742	1,053,148
Bed Bath & Beyond, Inc.	26,949	1,044,274
Ross Stores, Inc.	16,005	1,040,325
AutoZone, Inc.*	1,494	1,034,132
Kohl’s Corp.[1]	26,489	1,033,865
Signet Jewelers Ltd.[1]	15,353	1,010,842
AutoNation, Inc.*,1	23,902	1,003,884
Advance Auto Parts, Inc.	6,960	989,294
Macy’s, Inc.	33,776	986,935
O’Reilly Automotive, Inc.*	3,975	986,396
CarMax, Inc.*,1	16,694	976,599
Tractor Supply Co.	14,781	915,092
Total Retail		36,062,875

Media - 14.6%
Charter Communications, Inc. — Class A*	3,313	1,143,516
Comcast Corp. — Class A	28,718	1,125,458
Walt Disney Co.	9,662	1,116,927
DISH Network Corp. — Class A*	17,273	1,113,072
Time Warner, Inc.	10,870	1,079,065
CBS Corp. — Class B	15,899	1,058,237
Viacom, Inc. — Class B	24,509	1,043,103
TEGNA, Inc.	40,860	1,041,113
Scripps Networks Interactive, Inc. — Class A	13,503	1,008,944
News Corp. — Class A	65,374	831,557
Twenty-First Century Fox, Inc. — Class A	24,175	738,305
Discovery Communications, Inc. — Class C*	23,217	649,612
Discovery Communications, Inc. — Class A*,1	15,992	460,250
Twenty-First Century Fox, Inc. — Class B	11,122	332,103
News Corp. — Class B	20,502	266,526
Total Media		13,007,788

Apparel - 7.5%
Hanesbrands, Inc.[1]	53,669	1,170,521
VF Corp.[1]	20,248	1,106,148
Michael Kors Holdings Ltd.*	29,084	1,085,706
Ralph Lauren Corp. — Class A	13,347	1,077,370
NIKE, Inc. — Class B	18,993	1,052,402
Under Armour, Inc. — Class A*,1	28,880	620,631
Under Armour, Inc. — Class C*,1	29,042	563,705
Total Apparel		6,676,483

Internet - 6.4%
Amazon.com, Inc.*	1,257	1,162,712
Netflix, Inc.*	7,607	1,157,785
Expedia, Inc.	8,522	1,139,562
Priceline Group, Inc.*	611	1,128,407
TripAdvisor, Inc.*,1	24,582	1,106,436
Total Internet		5,694,902

Lodging - 4.2%
Wynn Resorts Ltd.[1]	10,766	1,324,326
Wyndham Worldwide Corp.	12,968	1,235,980
Marriott International, Inc. — Class A	12,373	1,168,259
Total Lodging		3,728,565

Leisure Time - 3.7%
Royal Caribbean Cruises Ltd.	11,021	1,174,839
Carnival Corp.	18,734	1,157,199
Harley-Davidson, Inc.	17,848	1,013,945
Total Leisure Time		3,345,983

Auto Parts & Equipment - 3.7%
Delphi Automotive plc	13,903	1,117,801
Goodyear Tire & Rubber Co.	30,225	1,095,052
BorgWarner, Inc.	25,647	1,084,355
Total Auto Parts & Equipment		3,297,208

Home Builders - 3.5%
DR Horton, Inc.	31,926	1,050,046
PulteGroup, Inc.	45,548	1,032,573
Lennar Corp. — Class A	20,329	1,026,615
Total Home Builders		3,109,234

Home Furnishings - 2.6%
Leggett & Platt, Inc.	21,944	1,152,938
Whirlpool Corp.	6,030	1,119,650
Total Home Furnishings		2,272,588

Advertising - 2.3%
Interpublic Group of Cos., Inc.	44,233	1,042,572
Omnicom Group, Inc.	12,685	1,041,692
Total Advertising		2,084,264

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 41

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2017
GUGGENHEIM S&P 500® EQUAL WEIGHT CONSUMER DISCRETIONARY ETF

	Shares	Value

Toys, Games & Hobbies - 2.3%
Hasbro, Inc.	10,996	$1,089,813
Mattel, Inc.	41,964	940,833
Total Toys, Games & Hobbies		2,030,646

Auto Manufacturers - 2.2%
General Motors Co.	29,100	1,008,024
Ford Motor Co.	85,536	981,098
Total Auto Manufacturers		1,989,122

Commercial Services - 1.3%
H&R Block, Inc.	45,165	1,119,640

Distribution & Wholesale - 1.3%
LKQ Corp.*	35,726	1,116,080

Textiles - 1.2%
Mohawk Industries, Inc.*	4,651	1,092,008

Housewares - 1.2%
Newell Brands, Inc.	22,021	1,051,283

Electronics - 1.2%
Garmin Ltd.[1]	20,411	1,037,695

Total Common Stocks
(Cost $93,709,570)		88,716,364

SHORT-TERM INVESTMENTS† - 0.2%
Federated U.S. Treasury Cash Reserve Fund — Institutional Shares, 0.53%[2]	157,356	157,356
Total Short-Term Investments
(Cost $157,356)		157,356

	Face Amount

SECURITIES LENDING COLLATERAL††,3 - 6.9%
Joint Repurchase Agreements
Deutsche Bank Securities, Inc. issued 04/28/17 at 0.85% due 05/01/17	$1,427,727	1,427,727
Citigroup Global Markets, Inc. issued 04/28/17 at 0.82% due 05/01/17	1,427,727	1,427,727
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 04/28/17 at 0.81% due 05/01/17	1,427,727	1,427,727
RBC Dominion Securities, Inc. issued 04/28/17 at 0.81% due 05/01/17	1,427,727	1,427,727
Credit Suisse Securities (USA), LLC issued 04/28/17 at 0.80% due 05/01/17	423,117	423,117
Total Securities Lending Collateral
(Cost $6,134,025)		6,134,025

Total Investments - 106.9%
(Cost $100,000,951)		$95,007,745
Other Assets & Liabilities, net - (6.9)%		(6,115,274)
Total Net Assets - 100.0%		$88,892,471

*	Non-income producing security
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at April 30, 2017 — See Note 5.
[2]	Rate indicated is the 7 day yield as of April 30, 2017.
[3]	Securities lending collateral — See Note 5.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at April 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$88,716,364	$—	$—	$88,716,364
Securities Lending Collateral	—	6,134,025	—	6,134,025
Short-Term Investments	157,356	—	—	157,356
Total Assets	$88,873,720	$6,134,025	$—	$95,007,745

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended April 30, 2017, there were no transfers between levels.

42 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2017
GUGGENHEIM S&P 500® EQUAL WEIGHT CONSUMER STAPLES ETF

	Shares	Value

COMMON STOCKS† - 99.8%

Food - 37.7%
Whole Foods Market, Inc.[1]	464,074	$16,878,371
Kroger Co.	470,035	13,936,538
Mondelez International, Inc. — Class A	308,926	13,910,938
Sysco Corp.	259,707	13,730,709
Tyson Foods, Inc. — Class A	213,160	13,697,662
Hormel Foods Corp.[1]	386,264	13,550,141
McCormick & Co., Inc.	135,032	13,489,697
Hershey Co.	124,357	13,455,427
Kraft Heinz Co.	148,028	13,380,251
Campbell Soup Co.	228,862	13,168,719
Kellogg Co.	182,586	12,963,606
General Mills, Inc.	223,647	12,861,939
Conagra Brands, Inc.	331,123	12,840,950
JM Smucker Co.	97,108	12,305,526
Total Food		190,170,474

Beverages - 19.1%
Constellation Brands, Inc. — Class A	85,973	14,833,781
PepsiCo, Inc.	123,604	14,001,861
Coca-Cola Co.	320,320	13,821,808
Brown-Forman Corp. — Class B1	291,946	13,814,885
Molson Coors Brewing Co. — Class B	139,509	13,377,518
Monster Beverage Corp.*	289,326	13,129,614
Dr Pepper Snapple Group, Inc.	142,996	13,105,583
Total Beverages		96,085,050

Retail - 11.2%
Costco Wholesale Corp.	81,917	14,541,906
Wal-Mart Stores, Inc.	193,240	14,527,783
CVS Health Corp.	168,484	13,889,821
Walgreens Boots Alliance, Inc.	158,197	13,690,368
Total Retail		56,649,878

Agriculture - 10.8%
Reynolds American, Inc.	223,612	14,422,975
Archer-Daniels-Midland Co.	300,758	13,759,679
Philip Morris International, Inc.	122,541	13,582,444
Altria Group, Inc.	177,185	12,718,339
Total Agriculture		54,483,437

Cosmetics & Personal Care - 10.4%
Estee Lauder Cos., Inc. — Class A	157,918	13,760,974
Colgate-Palmolive Co.	182,416	13,141,249
Procter & Gamble Co.	148,747	12,990,076
Coty, Inc. — Class A	709,239	12,659,916
Total Cosmetics & Personal Care		52,552,215

Household Products & Housewares - 7.9%
Church & Dwight Company, Inc.	270,766	13,411,040
Kimberly-Clark Corp.	101,171	13,126,937
Clorox Co.	98,108	13,116,059
Total Household Products & Housewares		39,654,036

Pharmaceuticals - 2.7%
Mead Johnson Nutrition Co. — Class A	154,410	13,699,255

Total Common Stocks
(Cost $495,496,589)		503,294,345

SHORT-TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund — Institutional Shares, 0.53%[2]	581,030	581,030
Total Short-Term Investments
(Cost $581,030)		581,030

	Face Amount

SECURITIES LENDING COLLATERAL††,3 - 0.2%
Joint Repurchase Agreements
Deutsche Bank Securities, Inc. issued 04/28/17 at 0.85% due 05/01/17	$279,945	279,945
Citigroup Global Markets, Inc. issued 04/28/17 at 0.82% due 05/01/17	279,945	279,945
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 04/28/17 at 0.81% due 05/01/17	279,945	279,945
RBC Dominion Securities, Inc. issued 04/28/17 at 0.81% due 05/01/17	279,945	279,945
Credit Suisse Securities (USA), LLC issued 04/28/17 at 0.80% due 05/01/17	82,871	82,871
Total Securities Lending Collateral
(Cost $1,202,651)		1,202,651

Total Investments - 100.1%
(Cost $497,280,270)		$505,078,026
Other Assets & Liabilities, net - (0.1)%		(692,496)
Total Net Assets - 100.0%		$504,385,530

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2017
GUGGENHEIM S&P 500® EQUAL WEIGHT CONSUMER STAPLES ETF

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at April 30, 2017 — See Note 5.
[2]	Rate indicated is the 7 day yield as of April 30, 2017.
[3]	Securities lending collateral — See Note 5.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at April 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$503,294,345	$—	$—	$503,294,345
Securities Lending Collateral	—	1,202,651	—	1,202,651
Short-Term Investments	581,030	—	—	581,030
Total Assets	$503,875,375	$1,202,651	$—	$505,078,026

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended April 30, 2017, there were no transfers between levels.

44 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2017
GUGGENHEIM S&P 500® EQUAL WEIGHT ENERGY ETF

	Shares	Value

COMMON STOCKS† - 99.9%

Oil & Gas - 76.6%
ConocoPhillips	142,822	$6,842,602
Hess Corp.	137,553	6,716,713
Cabot Oil & Gas Corp. — Class A	287,217	6,674,923
Marathon Petroleum Corp.	130,796	6,662,748
Chesapeake Energy Corp.*,1	1,266,559	6,662,100
Equities Corp.	114,272	6,643,774
Newfield Exploration Co.*	190,112	6,581,677
Phillips 66	82,712	6,580,567
Exxon Mobil Corp.	79,923	6,525,713
Concho Resources, Inc.*	51,483	6,520,837
Murphy Oil Corp.[1]	245,491	6,426,954
Occidental Petroleum Corp.	104,195	6,412,160
Devon Energy Corp.	162,016	6,398,012
Cimarex Energy Co.	54,708	6,383,329
EOG Resources, Inc.	68,811	6,365,018
Tesoro Corp.	79,593	6,344,358
Valero Energy Corp.	97,983	6,330,682
Apache Corp.[1]	129,856	6,316,196
Chevron Corp.	58,968	6,291,886
Range Resources Corp.	236,933	6,276,355
Noble Energy, Inc.	191,451	6,189,611
Pioneer Natural Resources Co.	35,313	6,108,796
Anadarko Petroleum Corp.	105,391	6,009,395
Marathon Oil Corp.	403,638	6,002,097
Helmerich & Payne, Inc.[1]	96,917	5,877,047
Transocean Ltd.*,1	532,034	5,868,335
Total Oil & Gas		166,011,885

Oil & Gas Services - 14.3%
Baker Hughes, Inc.	115,897	6,880,805
TechnipFMC plc*	205,764	6,199,669
National Oilwell Varco, Inc.	172,379	6,028,094
Schlumberger Ltd.	82,893	6,017,203
Halliburton Co.	128,123	5,878,283
Total Oil & Gas Services		31,004,054

Pipelines - 9.0%
Williams Companies, Inc.	225,544	6,908,413
ONEOK, Inc.	120,058	6,316,251
Kinder Morgan, Inc.	303,383	6,258,791
Total Pipelines		19,483,455

Total Common Stocks
(Cost $238,616,129)		216,499,394

SHORT-TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund — Institutional Shares, 0.53%[2]	304,550	304,550
Total Short-Term Investments
(Cost $304,550)		304,550

	Face Amount

SECURITIES LENDING COLLATERAL††,3 - 7.1%
Joint Repurchase Agreements
Citigroup Global Markets, Inc. issued 04/28/17 at 0.82% due 05/01/17	$3,605,195	3,605,195
RBC Dominion Securities, Inc. issued 04/28/17 at 0.81% due 05/01/17	3,605,195	3,605,195
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 04/28/17 at 0.81% due 05/01/17	3,605,195	3,605,195
State of Wisconsin Investment Board issued 04/28/17 at 1.00% due 05/01/17	3,284,419	3,284,419
Royal Bank of Scotland Group issued 04/28/17 at 0.80% due 05/01/17	1,389,183	1,389,183
Total Securities Lending Collateral
(Cost $15,489,187)		15,489,187

Total Investments - 107.1%
(Cost $254,409,866)		$232,293,131
Other Assets & Liabilities, net - (7.1)%		(15,413,493)
Total Net Assets - 100.0%		$216,879,638

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at April 30, 2017 — See Note 5.
[2]	Rate indicated is the 7 day yield as of April 30, 2017.
[3]	Securities lending collateral — See Note 5.
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 45

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2017
GUGGENHEIM S&P 500® EQUAL WEIGHT ENERGY ETF

The following table summarizes the inputs used to value the Fund's investments at April 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$216,499,394	$—	$—	$216,499,394
Securities Lending Collateral	—	15,489,187	—	15,489,187
Short-Term Investments	304,550	—	—	304,550
Total Assets	$216,803,944	$15,489,187	$—	$232,293,131

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended April 30, 2017, there were no transfers between levels.

46 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2017
GUGGENHEIM S&P 500® EQUAL WEIGHT FINANCIALS ETF

	Shares	Value

COMMON STOCKS† - 99.9%

Insurance - 34.5%
Aflac, Inc.	63,471	$4,752,709
Willis Towers Watson plc	35,740	4,739,838
XL Group Ltd.	113,026	4,730,138
Principal Financial Group, Inc.	71,948	4,685,974
Aon plc	38,805	4,650,391
Marsh & McLennan Companies, Inc.	62,035	4,598,655
Progressive Corp.	115,623	4,592,545
Chubb Ltd.	33,159	4,551,073
Allstate Corp.	55,735	4,530,698
Travelers Cos., Inc.	37,222	4,528,429
Loews Corp.	96,854	4,515,333
Arthur J Gallagher & Co.	80,674	4,502,416
Torchmark Corp.	58,330	4,474,494
Cincinnati Financial Corp.	61,801	4,455,234
Hartford Financial Services Group, Inc.	91,953	4,446,847
American International Group, Inc.	72,487	4,415,183
Assurant, Inc.	45,848	4,412,412
Prudential Financial, Inc.	41,149	4,404,177
MetLife, Inc.	84,597	4,382,971
Lincoln National Corp.	66,239	4,367,137
Unum Group	93,676	4,340,009
Berkshire Hathaway, Inc. — Class B*	26,121	4,315,450
Total Insurance		99,392,113

Banks - 32.9%
State Street Corp.	57,216	4,800,423
Northern Trust Corp.	51,192	4,607,280
KeyCorp	246,019	4,487,387
Comerica, Inc.	63,358	4,479,411
Bank of New York Mellon Corp.	94,919	4,466,888
Citizens Financial Group, Inc.	121,457	4,458,686
SunTrust Banks, Inc.	77,535	4,404,763
Citigroup, Inc.	74,323	4,393,976
JPMorgan Chase & Co.	50,069	4,356,003
PNC Financial Services Group, Inc.	36,158	4,329,921
M&T Bank Corp.	27,503	4,274,241
U.S. Bancorp	83,226	4,267,829
Morgan Stanley	98,315	4,263,922
Bank of America Corp.	180,619	4,215,647
Wells Fargo & Co.	77,699	4,183,314
Regions Financial Corp.	302,121	4,154,164
Huntington Bancshares, Inc.	322,145	4,142,785
BB&T Corp.	95,834	4,138,112
Fifth Third Bancorp	168,314	4,111,911
Goldman Sachs Group, Inc.	18,270	4,088,826
Zions Bancorporation[1]	101,803	4,075,174
Capital One Financial Corp.	49,563	3,983,874
Total Banks		94,684,537

Diversified Financial Services - 26.2%
Navient Corp.	314,843	4,785,613
Invesco Ltd.	143,814	4,737,233
CBOE Holdings, Inc.	57,427	4,732,558
Franklin Resources, Inc.[1]	107,380	4,629,152
Affiliated Managers Group, Inc.	27,913	4,622,114
BlackRock, Inc. — Class A	11,904	4,577,921
Intercontinental Exchange, Inc.	75,834	4,565,207
American Express Co.	57,569	4,562,343
T. Rowe Price Group, Inc.	64,058	4,541,072
E*TRADE Financial Corp.*	130,061	4,493,608
Nasdaq, Inc.	64,426	4,437,019
Ameriprise Financial, Inc.	34,613	4,425,272
Raymond James Financial, Inc.	57,647	4,295,854
CME Group, Inc. — Class A	36,966	4,295,080
Charles Schwab Corp.	107,616	4,180,882
Discover Financial Services	63,908	4,000,002
Synchrony Financial	126,942	3,528,988
Total Diversified Financial Services		75,409,918

Commercial Services - 3.3%
Moody’s Corp.	40,824	4,830,295
S&P Global, Inc.	34,704	4,656,930
Total Commercial Services		9,487,225

Holding Companies-Diversified - 1.5%
Leucadia National Corp.	170,880	4,338,643

Savings & Loans - 1.5%
People’s United Financial, Inc.[1]	241,363	4,216,612

Total Common Stocks
(Cost $281,953,979)		287,529,048

SHORT-TERM INVESTMENTS† - 0.2%
Federated U.S. Treasury Cash Reserve Fund — Institutional Shares, 0.53%[2]	438,224	438,224
Total Short-Term Investments
(Cost $438,224)		438,224

	Face Amount

SECURITIES LENDING COLLATERAL††,3 - 0.0%**
Joint Repurchase Agreements
Citibank issued 04/28/17 at 0.80% due 05/01/17	$901	901
Total Securities Lending Collateral
(Cost $901)		901

Total Investments - 100.1%
(Cost $282,393,104)		$287,968,173
Other Assets & Liabilities, net - (0.1)%		(251,630)
Total Net Assets - 100.0%		$287,716,543

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 47

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2017
GUGGENHEIM S&P 500® EQUAL WEIGHT FINANCIALS ETF

*	Non-income producing security.
**	Less than 0.1% of nets assets.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at April 30, 2017 — See Note 5.
[2]	Rate indicated is the 7 day yield as of April 30, 2017.
[3]	Securities lending collateral — See Note 5.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at April 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$287,529,048	$—	$—	$287,529,048
Securities Lending Collateral	—	901	—	901
Short-Term Investments	438,224	—	—	438,224
Total Assets	$287,967,272	$901	$—	$287,968,173

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended April 30, 2017, there were no transfers between levels.

48 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2017
GUGGENHEIM S&P 500® EQUAL WEIGHT HEALTH CARE ETF

	Shares	Value

COMMON STOCKS† - 99.9%

Healthcare-Products - 32.7%
CR Bard, Inc.	37,657	$11,578,774
Edwards Lifesciences Corp.*	101,420	11,122,731
Intuitive Surgical, Inc.*	12,811	10,708,331
IDEXX Laboratories, Inc.*	62,587	10,497,718
Boston Scientific Corp.*	381,731	10,070,064
Baxter International, Inc.	180,847	10,069,562
Hologic, Inc.*	222,728	10,056,169
Stryker Corp.	72,352	9,866,642
Thermo Fisher Scientific, Inc.	59,030	9,759,429
Varian Medical Systems, Inc.*,1	107,078	9,716,258
Cooper Cos., Inc.	48,401	9,696,172
Henry Schein, Inc.*	54,628	9,494,346
Becton Dickinson and Co.	50,754	9,489,475
Medtronic plc	113,266	9,411,272
Patterson Companies, Inc.[1]	211,037	9,389,036
Dentsply Sirona, Inc.	148,354	9,381,907
Zimmer Biomet Holdings, Inc.	78,328	9,371,945
Abbott Laboratories	205,726	8,977,883
Danaher Corp.	107,175	8,930,893
Total Healthcare-Products		187,588,607

Pharmaceuticals - 23.6%
Zoetis, Inc.	176,337	9,894,268
Perrigo Company plc	132,065	9,764,886
Allergan plc	39,001	9,510,783
AbbVie, Inc.	142,774	9,414,518
Pfizer, Inc.	275,747	9,353,338
Johnson & Johnson	74,525	9,201,602
Eli Lilly & Co.	111,494	9,149,198
Bristol-Myers Squibb Co.	161,279	9,039,688
Merck & Company, Inc.	143,378	8,936,751
Mallinckrodt plc*	190,443	8,935,586
McKesson Corp.	63,693	8,808,104
AmerisourceBergen Corp. — Class A1	106,510	8,739,146
Express Scripts Holding Co.*	139,059	8,529,879
Cardinal Health, Inc.	114,649	8,322,371
Mylan N.V.*	216,722	8,094,567
Total Pharmaceuticals		135,694,685

Healthcare-Services - 19.9%
Centene Corp.*	137,450	10,226,280
Anthem, Inc.	56,518	10,053,987
Quest Diagnostics, Inc.	95,220	10,046,662
Cigna Corp.	61,908	9,680,554
UnitedHealth Group, Inc.	55,333	9,676,635
Humana, Inc.	43,161	9,580,879
Aetna, Inc.	70,827	9,566,603
DaVita, Inc.*	137,208	9,468,724
Universal Health Services, Inc. — Class B	77,209	9,323,759
HCA Holdings, Inc.*	109,687	9,236,742
Laboratory Corp. of America Holdings*	65,345	9,158,102
Envision Healthcare Corp.*	140,806	7,889,360
Total Healthcare-Services		113,908,287

Biotechnology - 14.8%
Vertex Pharmaceuticals, Inc.*	100,085	11,840,057
Illumina, Inc.*	56,249	10,398,190
Gilead Sciences, Inc.	137,933	9,455,307
Alexion Pharmaceuticals, Inc.*	73,877	9,440,003
Regeneron Pharmaceuticals, Inc.*	24,225	9,411,170
Celgene Corp.*	75,855	9,409,813
Biogen, Inc.*	32,183	8,728,351
Amgen, Inc.	51,838	8,466,182
Incyte Corp.*	63,023	7,832,498
Total Biotechnology		84,981,571

Electronics - 7.0%
Waters Corp.*	59,929	10,181,338
PerkinElmer, Inc.	169,198	10,052,053
Agilent Technologies, Inc.	180,360	9,928,818
Mettler-Toledo International, Inc.*	19,315	9,916,707
Total Electronics		40,078,916

Software - 1.9%
Cerner Corp.*	170,270	11,024,983

Total Common Stocks
(Cost $542,101,110)		573,277,049

SHORT-TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund — Institutional Shares, 0.53%[2]	634,874	634,874
Total Short-Term Investments
(Cost $634,874)		634,874

	Face Amount

SECURITIES LENDING COLLATERAL††,3 - 2.9%
Joint Repurchase Agreements
Deutsche Bank Securities, Inc. issued 04/28/17 at 0.85% due 05/01/17	$3,901,925	3,901,925
Mizuho Securities (USA), Inc. issued 04/28/17 at 0.83% due 05/01/17	3,901,925	3,901,925
Citigroup Global Markets, Inc. issued 04/28/17 at 0.82% due 05/01/17	3,901,925	3,901,925
RBC Dominion Securities, Inc. issued 04/28/17 at 0.81% due 05/01/17	3,901,925	3,901,925

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 49

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2017
GUGGENHEIM S&P 500® EQUAL WEIGHT HEALTH CARE ETF

	Face Amount	Value

Royal Bank of Scotland Group issued 04/28/17 at 0.80% due 05/01/17	$1,156,533	$1,156,533
Total Securities Lending Collateral
(Cost $16,764,233)		16,764,233

Total Investments - 102.9%
(Cost $559,500,217)		$590,676,156
Other Assets & Liabilities, net - (2.9)%		(16,713,028)
Total Net Assets - 100.0%		$573,963,128

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at April 30, 2017 — See Note 5.
[2]	Rate indicated is the 7 day yield as of April 30, 2017.
[3]	Securities lending collateral — See Note 5.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at April 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$573,277,049	$—	$—	$573,277,049
Securities Lending Collateral	—	16,764,233	—	16,764,233
Short-Term Investments	634,874	—	—	634,874
Total Assets	$573,911,923	$16,764,233	$—	$590,676,156

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended April 30, 2017, there were no transfers between levels.

50 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2017
GUGGENHEIM S&P 500® EQUAL WEIGHT INDUSTRIALS ETF

	Shares	Value

COMMON STOCKS† - 99.9%

Aerospace & Defense - 15.3%
Rockwell Collins, Inc.	31,358	$3,264,055
TransDigm Group, Inc.[1]	13,175	3,250,668
United Technologies Corp.	27,182	3,234,386
Boeing Co.	17,057	3,152,645
Arconic, Inc.	113,616	3,105,125
General Dynamics Corp.	15,972	3,095,214
Northrop Grumman Corp.	12,513	3,077,697
L3 Technologies, Inc.	17,897	3,074,168
Raytheon Co.	19,746	3,064,777
Lockheed Martin Corp.	11,346	3,057,180
Total Aerospace & Defense		31,375,915

Transportation - 14.6%
CSX Corp.	63,773	3,242,218
Union Pacific Corp.	28,682	3,211,237
Kansas City Southern	34,909	3,144,254
United Parcel Service, Inc. — Class B	28,560	3,069,057
Expeditors International of Washington, Inc.	53,865	3,021,288
FedEx Corp.	15,864	3,009,401
Norfolk Southern Corp.	25,475	2,993,058
J.B. Hunt Transport Services, Inc.	31,540	2,827,876
CH Robinson Worldwide, Inc.[1]	38,420	2,793,134
Ryder System, Inc.	40,020	2,717,758
Total Transportation		30,029,281

Miscellaneous Manufacturing - 13.8%
Ingersoll-Rand plc	38,348	3,403,386
Pentair plc[1]	50,712	3,271,431
Eaton Corp. plc	42,052	3,180,813
Illinois Tool Works, Inc.	22,745	3,140,857
Dover Corp.	39,686	3,130,432
3M Co.	15,941	3,121,726
Parker-Hannifin Corp.	19,375	3,115,500
Textron, Inc.	64,000	2,986,240
General Electric Co.	100,671	2,918,452
Total Miscellaneous Manufacturing		28,268,837

Commercial Services - 10.1%
Verisk Analytics, Inc. — Class A*	38,132	3,157,711
Cintas Corp.	25,609	3,136,334
Equifax, Inc.	22,875	3,095,216
Robert Half International, Inc.	63,230	2,911,742
Quanta Services, Inc.*	81,701	2,895,483
Nielsen Holdings plc	69,755	2,869,023
United Rentals, Inc.*	24,792	2,718,691
Total Commercial Services		20,784,200

Machinery-Diversified - 9.3%
Flowserve Corp.[1]	66,268	3,371,053
Xylem, Inc.	63,164	3,247,261
Roper Technologies, Inc.	14,422	3,154,091
Rockwell Automation, Inc.	19,753	3,108,135
Deere & Co.	27,732	3,095,169
Cummins, Inc.	20,120	3,036,913
Total Machinery-Diversified		19,012,622

Airlines - 7.1%
Southwest Airlines Co.	54,550	3,066,800
American Airlines Group, Inc.	69,438	2,959,448
United Continental Holdings, Inc.*	42,139	2,958,579
Delta Air Lines, Inc.	63,625	2,891,120
Alaska Air Group, Inc.	31,552	2,684,760
Total Airlines		14,560,707

Electronics - 4.7%
Fortive Corp.	52,277	3,307,043
Allegion plc	40,933	3,218,971
Honeywell International, Inc.	23,995	3,146,704
Total Electronics		9,672,718

Building Materials - 4.7%
Masco Corp.	89,840	3,325,877
Fortune Brands Home & Security, Inc.	50,746	3,234,550
Johnson Controls International plc	73,934	3,073,436
Total Building Materials		9,633,863

Environmental Control - 4.5%
Stericycle, Inc.*	37,255	3,179,342
Republic Services, Inc. — Class A	48,563	3,058,984
Waste Management, Inc.	41,758	3,039,147
Total Environmental Control		9,277,473

Electrical Components & Equipment - 4.3%
AMETEK, Inc.	56,850	3,251,820
Emerson Electric Co.	51,215	3,087,240
Acuity Brands, Inc.[1]	14,406	2,536,897
Total Electrical Components & Equipment		8,875,957

Hand & Machine Tools - 3.0%
Stanley Black & Decker, Inc.	23,596	3,212,595
Snap-on, Inc.	17,947	3,006,661
Total Hand & Machine Tools		6,219,256

Engineering & Construction - 2.8%
Jacobs Engineering Group, Inc.	54,029	2,967,273
Fluor Corp.	55,728	2,859,961
Total Engineering & Construction		5,827,234

Distribution & Wholesale - 2.5%
Fastenal Co.	60,006	2,681,068
WW Grainger, Inc.[1]	12,433	2,395,839
Total Distribution & Wholesale		5,076,907

Machinery-Construction & Mining - 1.7%
Caterpillar, Inc.[1]	33,023	3,376,932

Auto Manufacturers - 1.5%
PACCAR, Inc.	45,019	3,004,118

Total Common Stocks
(Cost $192,152,986)		204,996,020

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 51

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2017
GUGGENHEIM S&P 500® EQUAL WEIGHT INDUSTRIALS ETF

	Shares	Value

SHORT-TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund — Institutional Shares, 0.53%[2]	193,869	$193,869
Total Short-Term Investments
(Cost $193,869)		193,869

	Face Amount

SECURITIES LENDING COLLATERAL††,3 - 1.0%
Joint Repurchase Agreements
Deutsche Bank Securities, Inc. issued 04/28/17 at 0.85% due 05/01/17	$479,271	479,271
Citigroup Global Markets, Inc. issued 04/28/17 at 0.82% due 05/01/17	479,271	479,271
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 04/28/17 at 0.81% due 05/01/17	479,271	479,271
RBC Dominion Securities, Inc. issued 04/28/17 at 0.81% due 05/01/17	479,271	479,271
Credit Suisse Securities (USA), LLC issued 04/28/17 at 0.80% due 05/01/17	142,017	142,017
Total Securities Lending Collateral
(Cost $2,059,101)		2,059,101

Total Investments - 101.0%
(Cost $194,405,956)		$207,248,990
Other Assets & Liabilities, net - (1.0)%		(2,005,941)
Total Net Assets - 100.0%		$205,243,049

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at April 30, 2017 — See Note 5.
[2]	Rate indicated is the 7 day yield as of April 30, 2017.
[3]	Securities lending collateral — See Note 5.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at April 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$204,996,020	$—	$—	$204,996,020
Securities Lending Collateral	—	2,059,101	—	2,059,101
Short-Term Investments	193,869	—	—	193,869
Total Assets	$205,189,889	$2,059,101	$—	$207,248,990

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended April 30, 2017, there were no transfers between levels.

52 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2017
GUGGENHEIM S&P 500® EQUAL WEIGHT MATERIALS ETF

	Shares	Value

COMMON STOCKS† - 99.9%

Chemicals - 56.0%
FMC Corp.	100,029	$7,325,123
International Flavors & Fragrances, Inc.	47,927	6,642,203
PPG Industries, Inc.	58,838	6,462,765
Sherwin-Williams Co.	19,258	6,445,267
Praxair, Inc.	51,362	6,419,223
Albemarle Corp.	58,291	6,348,473
Eastman Chemical Co.	77,377	6,170,816
Monsanto Co.	52,663	6,141,032
Air Products & Chemicals, Inc.	43,286	6,081,683
EI du Pont de Nemours & Co.	74,286	5,924,309
Dow Chemical Co.	94,091	5,908,915
LyondellBasell Industries N.V. — Class A	66,900	5,670,444
Mosaic Co.	205,783	5,541,736
CF Industries Holdings, Inc.[1]	204,174	5,459,613
Total Chemicals		86,541,602

Packaging & Containers - 11.9%
WestRock Co.	117,232	6,278,946
Ball Corp.	81,461	6,263,536
Sealed Air Corp.	132,868	5,848,849
Total Packaging & Containers		18,391,331

Mining - 8.0%
Freeport-McMoRan, Inc.*	485,602	6,191,426
Newmont Mining Corp.	182,357	6,165,490
Total Mining		12,356,916

Building Materials - 8.0%
Martin Marietta Materials, Inc.	28,227	6,215,304
Vulcan Materials Co.	50,585	6,114,715
Total Building Materials		12,330,019

Forest Products & Paper - 4.1%
International Paper Co.	118,478	6,394,258

Commercial Services - 4.0%
Ecolab, Inc.	48,344	6,240,727

Household Products & Housewares - 4.0%
Avery Dennison Corp.	74,617	6,208,881

Iron & Steel - 3.9%
Nucor Corp.	99,091	6,077,251

Total Common Stocks
(Cost $146,102,468)		154,540,985

SHORT-TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund — Institutional Shares, 0.53%[2]	187,912	187,912
Total Short-Term Investments
(Cost $187,912)		187,912

Total Investments - 100.0%
(Cost $146,290,380)		$154,728,897
Other Assets & Liabilities, net - 0.0%**		42,640
Total Net Assets - 100.0%		$154,771,537

*	Non-income producing security.
**	Less than 0.1% of net assets.
†	Value determined based on Level 1 inputs — See Note 4.
[1]	All or portion of this security is on loan at April 30, 2017 — See Note 5.
[2]	Rate indicated is the 7 day yield as of April 30, 2017.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at April 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$154,540,985	$—	$—	$154,540,985
Short-Term Investments	187,912	—	—	187,912
Total Assets	$154,728,897	$—	$—	$154,728,897

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended April 30, 2017, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 53

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2017
GUGGENHEIM S&P 500® EQUAL WEIGHT REAL ESTATE ETF

	Shares	Value

COMMON STOCKS† - 100.0%

REITs - 96.9%
American Tower Corp. — Class A	7,445	$937,624
Digital Realty Trust, Inc.[1]	8,139	934,683
Prologis, Inc.	17,118	931,390
Equinix, Inc.	2,229	931,053
Essex Property Trust, Inc.	3,771	921,896
Welltower, Inc.	12,780	913,003
UDR, Inc.	24,238	905,047
AvalonBay Communities, Inc.	4,756	902,879
Ventas, Inc.	13,977	894,668
HCP, Inc.	28,415	890,810
Crown Castle International Corp.	9,367	886,118
Equity Residential	13,648	881,388
Alexandria Real Estate Equities, Inc.	7,771	874,316
Federal Realty Investment Trust	6,660	871,727
Mid-America Apartment Communities, Inc.	8,704	863,524
Weyerhaeuser Co.	25,410	860,637
Realty Income Corp.	14,735	859,787
Iron Mountain, Inc.	24,698	858,503
Extra Space Storage, Inc.	11,314	854,546
Regency Centers Corp.	13,513	853,751
Apartment Investment & Management Co. — Class A	19,472	851,705
Host Hotels & Resorts, Inc.	47,216	847,527
SL Green Realty Corp.	7,927	831,780
Macerich Co.	13,317	831,381
Simon Property Group, Inc.	5,028	830,927
Boston Properties, Inc.	6,484	820,874
Public Storage	3,842	804,438
Kimco Realty Corp.	39,078	792,893
GGP, Inc.	36,687	792,806
Vornado Realty Trust	8,194	788,591
Total REITs		26,020,272

Real Estate - 3.1%
CBRE Group, Inc. — Class A*	23,232	831,938

Total Common Stocks
(Cost $27,220,703)		26,852,210

SHORT-TERM INVESTMENTS† - 0.0%**
Federated U.S. Treasury Cash Reserve Fund — Institutional Shares, 0.53%[2]	12,520	12,520
Total Short-Term Investments
(Cost $12,520)		12,520

Total Investments - 100.0%
(Cost $27,233,223)		$26,864,730
Other Assets & Liabilities, net - 0.0%**		1,740
Total Net Assets - 100.0%		$26,866,470

*	Non-income producing security.
**	Less than 0.1% of net assets.
†	Value determined based on Level 1 inputs — See Note 4.
[1]	All or portion of this security is on loan at April 30, 2017 — See Note 5.
[2]	Rate indicated is the 7 day yield as of April 30, 2017.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at April 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$26,852,210	$—	$—	$26,852,210
Short-Term Investments	12,520	—	—	12,520
Total Assets	$26,864,730	$—	$—	$26,864,730

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended April 30, 2017, there were no transfers between levels.

54 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2017
GUGGENHEIM S&P 500® EQUAL WEIGHT TECHNOLOGY ETF

	Shares	Value

COMMON STOCKS† - 99.9%

Software - 23.6%
Adobe Systems, Inc.*	156,738	$20,962,140
Red Hat, Inc.*	230,867	20,334,765
Activision Blizzard, Inc.	385,779	20,156,953
Electronic Arts, Inc.*	211,340	20,039,259
Microsoft Corp.	292,311	20,011,611
Oracle Corp.	444,703	19,993,847
Autodesk, Inc.*	220,396	19,851,067
salesforce.com, Inc.*	227,274	19,572,837
Synopsys, Inc.*	264,228	19,473,604
Fidelity National Information Services, Inc.	230,823	19,432,988
Citrix Systems, Inc.*	238,648	19,316,169
Fiserv, Inc.*	161,840	19,281,618
CA, Inc.[1]	585,807	19,232,044
Intuit, Inc.	151,912	19,020,902
Paychex, Inc.	304,268	18,037,007
Akamai Technologies, Inc.*	295,538	18,010,086
Total Software		312,726,897

Semiconductors - 22.0%
Lam Research Corp.	157,375	22,795,769
Micron Technology, Inc.*	753,780	20,857,092
Applied Materials, Inc.	497,895	20,219,516
Xilinx, Inc.	318,732	20,115,176
KLA-Tencor Corp.	203,647	20,002,208
NVIDIA Corp.	191,485	19,971,886
Microchip Technology, Inc.[1]	256,657	19,398,136
Skyworks Solutions, Inc.	193,311	19,280,839
Qorvo, Inc.*,1	282,812	19,239,700
Intel Corp.	528,542	19,106,793
Texas Instruments, Inc.	236,275	18,708,255
Broadcom Ltd.	83,848	18,514,477
Advanced Micro Devices, Inc.*,1	1,364,494	18,147,770
Analog Devices, Inc.	230,893	17,594,047
QUALCOMM, Inc.	323,665	17,393,757
Total Semiconductors		291,345,421

Computers - 17.6%
Western Digital Corp.	253,068	22,540,767
DXC Technology Co.*	296,210	22,316,461
Hewlett Packard Enterprise Co.	1,129,657	21,045,510
HP, Inc.	1,091,439	20,540,881
Apple, Inc.	136,410	19,595,297
Cognizant Technology Solutions Corp. — Class A*	323,123	19,461,698
CSRA, Inc.	667,843	19,420,874
Accenture plc — Class A	153,145	18,576,489
NetApp, Inc.	450,296	17,944,296
Teradata Corp.*,1	604,843	17,649,319
International Business Machines Corp.	106,730	17,107,752
Seagate Technology plc[1]	401,440	16,912,667
Total Computers		233,112,011

Internet - 10.3%
Facebook, Inc. — Class A*	136,758	20,547,890
Symantec Corp.	632,044	19,991,552
Yahoo!, Inc.*	412,798	19,900,991
VeriSign, Inc.*,1	222,038	19,743,619
eBay, Inc.*	572,896	19,140,455
F5 Networks, Inc.*	130,067	16,795,552
Alphabet, Inc. — Class A*	11,107	10,268,644
Alphabet, Inc. — Class C*	11,147	10,098,736
Total Internet		136,487,439

Commercial Services - 8.9%
PayPal Holdings, Inc.*	441,493	21,068,046
Total System Services, Inc.	345,404	19,795,103
Gartner, Inc.*	171,996	19,623,024
Global Payments, Inc.	239,820	19,607,683
Western Union Co.[1]	964,929	19,163,490
Automatic Data Processing, Inc.	181,539	18,969,010
Total Commercial Services		118,226,356

Electronics - 5.9%
Corning, Inc.	688,681	19,868,447
TE Connectivity Ltd.	254,394	19,682,464
Amphenol Corp. — Class A	269,029	19,453,487
FLIR Systems, Inc.	524,314	19,258,053
Total Electronics		78,262,451

Telecommunications - 4.4%
Juniper Networks, Inc.	677,627	20,376,244
Motorola Solutions, Inc.	231,173	19,873,943
Cisco Systems, Inc.	554,006	18,874,984
Total Telecommunications		59,125,171

Diversified Financial Services - 4.4%
Mastercard, Inc. — Class A	170,666	19,851,869
Visa, Inc. — Class A	211,532	19,295,949
Alliance Data Systems Corp.	76,475	19,090,454
Total Diversified Financial Services		58,238,272

Aerospace & Defense - 1.4%
Harris Corp.	171,575	19,197,527

Office & Business Equipment - 1.4%
Xerox Corp.	2,578,837	18,541,838

Total Common Stocks
(Cost $1,152,193,298)		1,325,263,383

SHORT-TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund — Institutional Shares, 0.53%[2]	1,767,830	1,767,830
Total Short-Term Investments
(Cost $1,767,830)		1,767,830

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 55

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2017
GUGGENHEIM S&P 500® EQUAL WEIGHT TECHNOLOGY ETF

	Face Amount	Value

SECURITIES LENDING COLLATERAL††,3 - 1.8%
Joint Repurchase Agreements
Citigroup Global Markets, Inc. issued 04/28/17 at 0.82% due 05/01/17	$5,729,793	$5,729,793
RBC Dominion Securities, Inc. issued 04/28/17 at 0.81% due 05/01/17	5,729,793	5,729,793
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 04/28/17 at 0.81% due 05/01/17	5,729,793	5,729,793
State of Wisconsin Investment Board issued 04/28/17 at 1.00% due 05/01/17	5,219,859	5,219,859
Royal Bank of Scotland Group issued 04/28/17 at 0.80% due 05/01/17	2,207,656	2,207,656
Total Securities Lending Collateral
(Cost $24,616,894)		24,616,894

Total Investments - 101.8%
(Cost $1,178,578,022)		$1,351,648,107
Other Assets & Liabilities, net - (1.8)%		(24,406,220)
Total Net Assets - 100.0%		$1,327,241,887

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at April 30, 2017 — See Note 5.
[2]	Rate indicated is the 7 day yield as of April 30, 2017.
[3]	Securities lending collateral — See Note 5.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at April 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$1,325,263,383	$—	$—	$1,325,263,383
Securities Lending Collateral	—	24,616,894	—	24,616,894
Short-Term Investments	1,767,830	—	—	1,767,830
Total Assets	$1,327,031,213	$24,616,894	$—	$1,351,648,107

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended April 30, 2017, there were no transfers between levels.

56 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2017
GUGGENHEIM S&P 500® EQUAL WEIGHT UTILITIES ETF

	Shares	Value

COMMON STOCKS† - 99.7%

Electric - 74.6%
PPL Corp.	157,548	$6,004,154
Consolidated Edison, Inc.	75,311	5,970,656
DTE Energy Co.	57,073	5,969,265
Pinnacle West Capital Corp.	70,114	5,966,000
American Electric Power Company, Inc.	87,494	5,934,718
Entergy Corp.	77,736	5,928,147
Xcel Energy, Inc.	131,546	5,926,147
WEC Energy Group, Inc.	97,446	5,897,432
Eversource Energy	99,155	5,889,807
CMS Energy Corp.	129,637	5,885,520
NextEra Energy, Inc.	43,995	5,875,972
Dominion Resources, Inc.	75,620	5,855,257
Duke Energy Corp.	70,957	5,853,953
PG&E Corp.	87,187	5,845,888
Alliant Energy Corp.	148,206	5,827,460
Ameren Corp.	106,181	5,807,039
Edison International	72,607	5,806,382
AES Corp.	513,202	5,804,315
Southern Co.	115,297	5,741,791
Public Service Enterprise Group, Inc.	128,789	5,673,155
SCANA Corp.	84,871	5,627,796
Exelon Corp.	159,080	5,508,940
FirstEnergy Corp.	183,050	5,480,517
NRG Energy, Inc.	320,391	5,414,608
Total Electric		139,494,919

Telecommunications - 12.4%
CenturyLink, Inc.[1]	247,284	6,347,781
Level 3 Communications, Inc.*	101,332	6,156,932
AT&T, Inc.	135,115	5,354,607
Verizon Communications, Inc.	115,950	5,323,265
Total Telecommunications		23,182,585

Gas - 9.5%
NiSource, Inc.	245,271	5,947,822
Sempra Energy	52,303	5,911,285
CenterPoint Energy, Inc.	206,502	5,891,502
Total Gas		17,750,609

Water - 3.2%
American Water Works Co., Inc.	75,370	6,011,511

Total Common Stocks
(Cost $183,508,255)		186,439,624

SHORT-TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund — Institutional Shares, 0.53%[2]	92,183	92,183
Total Short-Term Investments
(Cost $92,183)		92,183

	Face Amount

SECURITIES LENDING COLLATERAL††,3 - 1.9%
Joint Repurchase Agreements
Deutsche Bank Securities, Inc. issued 04/28/17 at 0.85% due 05/01/17	$827,919	827,919
Mizuho Securities (USA), Inc. issued 04/28/17 at 0.83% due 05/01/17	827,919	827,919
Citigroup Global Markets, Inc. issued 04/28/17 at 0.82% due 05/01/17	827,919	827,919
RBC Dominion Securities, Inc. issued 04/28/17 at 0.81% due 05/01/17	827,919	827,919
Royal Bank of Scotland Group issued 04/28/17 at 0.80% due 05/01/17	245,364	245,364
Total Securities Lending Collateral
(Cost $3,557,040)		3,557,040

Total Investments - 101.7%
(Cost $187,157,478)		$190,088,847
Other Assets & Liabilities, net - (1.7)%		(3,169,160)
Total Net Assets - 100.0%		$186,919,687

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at April 30, 2017 — See Note 5.
[2]	Rate indicated is the 7 day yield as of April 30, 2017.
[3]	Securities lending collateral — See Note 5.

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 57

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2017
GUGGENHEIM S&P 500® EQUAL WEIGHT UTILITIES ETF

The following table summarizes the inputs used to value the Fund's investments at April 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$186,439,624	$—	$—	$186,439,624
Securities Lending Collateral	—	3,557,040	—	3,557,040
Short-Term Investments	92,183	—	—	92,183
Total Assets	$186,531,807	$3,557,040	$—	$190,088,847

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended April 30, 2017, there were no transfers between levels.

58 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)	April 30, 2017

	Guggenheim MSCI Emerging Markets Equal Country Weight ETF	Guggenheim S&P MidCap 400® Equal Weight ETF	Guggenheim S&P SmallCap 600® Equal Weight ETF	Guggenheim S&P 100® Equal Weight ETF
Assets:
Investments, at value — including $532,882, $24,758,633, $8,438,780 and $— of securities loaned, respectively	$12,383,377	$121,861,120	$34,898,342	$4,383,831
Repurchase agreements, at value	539,394	9,874,210	4,144,518	—
Total Investments*	12,922,771	131,735,330	39,042,860	4,383,831
Cash	—	—	—	13,710
Foreign currency, at value (cost $84, $—, $—, $—)	84	—	—	—
Receivables:
Investments sold	—	299,356	116,430	—
Securities lending	863	5,089	3,422	—
Dividends and interest	49,508	60,565	9,660	6,295
Tax reclaims	11,310	—	—	—
Total assets	12,984,536	132,100,340	39,172,372	4,403,836

Liabilities:
Payable upon return of securities loaned	539,394	9,874,210	4,144,518	—
Payable for:
Investments purchased	—	297,971	116,831	—
Due to custodian	—	—	5,711	—
Management fees	6,568	39,888	10,640	1,435
Other fees	136	—	—	—
Total liabilities	546,098	10,212,069	4,277,700	1,435
Commitments and contingent liabilities (Note 8)	—	—	—	—
Net assets	$12,438,438	$121,888,271	$34,894,672	$4,402,401

Net assets consist of:
Paid-in capital	$16,637,859	$114,974,905	$39,751,777	$3,994,696
Undistributed net investment income	87,369	105,381	43,803	10,855
Accumulated net realized gain (loss) on investments and foreign currency	(4,671,214)	(7,766,329)	(9,220,502)	339,808
Net unrealized appreciation on investments and foreign currency	384,424	14,574,314	4,319,594	57,042
Net assets	$12,438,438	$121,888,271	$34,894,672	$4,402,401
Shares outstanding (unlimited shares authorized), no par value	400,000	2,050,000	700,000	150,000
Net asset value, offering price and repurchase price per share	$31.10	$59.46	$49.85	$29.35
Cost of investments	$11,999,135	$107,286,806	$30,578,748	$4,326,789
Cost of repurchase agreements	539,394	9,874,210	4,144,518	—
*Total cost of investments	$12,538,529	$117,161,016	$34,723,266	$4,326,789

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 59

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(continued)	April 30, 2017

	Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	Guggenheim S&P 500® Equal Weight Consumer Staples ETF	Guggenheim S&P 500® Equal Weight Energy ETF
Assets:
Investments, at value — including $13,857,386, $19,160,500 and $30,581,063 of securities loaned, respectively	$88,873,720	$503,875,375	$216,803,944
Repurchase agreements, at value	6,134,025	1,202,651	15,489,187
Total Investments*	95,007,745	505,078,026	232,293,131
Receivables:
Fund shares sold	—	23,504	—
Securities lending	2,520	1,165	6,761
Dividends and interest	44,064	649,556	145,583
Total assets	95,054,329	505,752,251	232,445,475

Liabilities:
Payable upon return of securities loaned	6,134,025	1,202,651	15,489,187
Payable for:
Management fees	27,833	164,070	76,650
Total liabilities	6,161,858	1,366,721	15,565,837
Commitments and contingent liabilities (Note 8)	—	—	—
Net assets	$88,892,471	$504,385,530	$216,879,638

Net assets consist of:
Paid-in capital	$102,045,018	$492,791,146	$298,078,119
Undistributed net investment income	201,239	1,857,427	125,205
Accumulated net realized gain (loss) on investments	(8,360,580)	1,939,201	(59,206,951)
Net unrealized appreciation (depreciation) on investments	(4,993,206)	7,797,756	(22,116,735)
Net assets	$88,892,471	$504,385,530	$216,879,638
Shares outstanding (unlimited shares authorized), no par value	950,000	4,000,000	3,850,005
Net asset value, offering price and repurchase price per share	$93.57	$126.10	$56.33
Cost of investments	$93,866,926	$496,077,619	$238,920,679
Cost of repurchase agreements	6,134,025	1,202,651	15,489,187
*Total cost of investments	$100,000,951	$497,280,270	$254,409,866

60 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(continued)	April 30, 2017

	Guggenheim S&P 500® Equal Weight Financials ETF	Guggenheim S&P 500® Equal Weight Health Care ETF	Guggenheim S&P 500® Equal Weight Industrials ETF	Guggenheim S&P 500® Equal Weight Materials ETF
Assets:
Investments, at value — including $2,500,156, $20,562,497, $13,823,071 and $10,990 of securities loaned, respectively	$287,967,272	$573,911,923	$205,189,889	$154,728,897
Repurchase agreements, at value	901	16,764,233	2,059,101	—
Total Investments*	287,968,173	590,676,156	207,248,990	154,728,897
Receivables:
Fund shares sold	—	—	—	13,847
Securities lending	408	1,776	1,310	392
Dividends and interest	311,239	244,522	118,609	76,119
Total assets	288,279,820	590,922,454	207,368,909	154,819,255

Liabilities:
Payable upon return of securities loaned	901	16,764,233	2,059,101	—
Payable for:
Fund shares redeemed	438,153	—	—	—
Management fees	124,223	181,274	66,759	47,718
Due to custodian	—	13,819	—	—
Total liabilities	563,277	16,959,326	2,125,860	47,718
Commitments and contingent liabilities (Note 8)	—	—	—	—
Net assets	$287,716,543	$573,963,128	$205,243,049	$154,771,537

Net assets consist of:
Paid-in capital	$269,487,065	$564,993,096	$192,010,622	$151,876,364
Undistributed net investment income	235,615	520,473	284,649	200,895
Accumulated net realized gain (loss) on investments	12,418,794	(22,726,380)	104,744	(5,744,239)
Net unrealized appreciation on investments	5,575,069	31,175,939	12,843,034	8,438,517
Net assets	$287,716,543	$573,963,128	$205,243,049	$154,771,537
Shares outstanding (unlimited shares authorized), no par value	7,650,000	3,500,000	1,950,000	1,600,000
Net asset value, offering price and repurchase price per share	$37.61	$163.99	$105.25	$96.73
Cost of investments	$282,392,203	$542,735,984	$192,346,855	$146,290,380
Cost of repurchase agreements	901	16,764,233	2,059,101	—
*Total cost of investments	$282,393,104	$559,500,217	$194,405,956	$146,290,380

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 61

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(concluded)	April 30, 2017

	Guggenheim S&P 500® Equal Weight Real Estate ETF	Guggenheim S&P 500® Equal Weight Technology ETF	Guggenheim S&P 500® Equal Weight Utilities ETF
Assets:
Investments, at value — including $919,983, $85,630,572 and $5,940,064 of securities loaned, respectively	$26,864,730	$1,327,031,213	$186,531,807
Repurchase agreements, at value	—	24,616,894	3,557,040
Total Investments*	26,864,730	1,351,648,107	190,088,847
Receivables:
Fund shares sold	—	164,277	81,427
Securities lending	76	8,856	760
Dividends and interest	10,982	436,317	364,988
Total assets	26,875,788	1,352,257,557	190,536,022

Liabilities:
Payable upon return of securities loaned	—	24,616,894	3,557,040
Payable for:
Management fees	9,318	398,776	59,295
Total liabilities	9,318	25,015,670	3,616,335
Commitments and contingent liabilities (Note 8)	—	—	—
Net assets	$26,866,470	$1,327,241,887	$186,919,687

Net assets consist of:
Paid-in capital	$27,292,255	$1,143,423,771	$190,486,555
Undistributed net investment income	26,685	1,695,568	896,303
Accumulated net realized gain (loss) on investments	(83,977)	9,052,463	(7,394,540)
Net unrealized appreciation (depreciation) on investments	(368,493)	173,070,085	2,931,369
Net assets	$26,866,470	$1,327,241,887	$186,919,687
Shares outstanding (unlimited shares authorized), no par value	1,000,000	10,800,000	2,200,000
Net asset value, offering price and repurchase price per share	$26.87	$122.89	$84.96
Cost of investments	$27,233,223	$1,153,961,128	$183,600,438
Cost of repurchase agreements	—	24,616,894	3,557,040
*Total cost of investments	$27,233,223	$1,178,578,022	$187,157,478

62 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (Unaudited)

For the Six Months Ended April 30, 2017

	Guggenheim MSCI Emerging Markets Equal Country Weight ETF	Guggenheim S&P MidCap 400® Equal Weight ETF	Guggenheim S&P SmallCap 600® Equal Weight ETF	Guggenheim S&P 100® Equal Weight ETF
Investment Income:
Dividends, net of foreign taxes withheld*	$144,227	$731,460	$215,791	$46,753
Income from securities lending	4,443	25,308	15,927	—
Interest	15	492	96	—
Total investment income	148,685	757,260	231,814	46,753

Expenses:
Management fees	40,519	228,300	66,230	8,172
Trustee fees	470	3,748	1,521	113
Total expenses	40,989	232,048	67,751	8,285
Less:
Expenses waived by Adviser	(2,266)	—	—	—
Net expenses	38,723	—	—	—
Net investment income	109,962	525,212	164,063	38,468

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(173,861)	111,282	(119,180)	(8,594)
In-kind redemptions	—	6,907,948	4,148,567	354,047
Foreign currency transactions	(359)	—	—	—
Net realized gain (loss)	(174,220)	7,019,230	4,029,387	345,453
Net change in unrealized appreciation (depreciation) on:
Investments	871,252	7,523,694	1,845,245	46,820
Foreign currency transactions	374	—	—	—
Net change in unrealized appreciation (depreciation)	871,626	7,523,694	1,845,245	46,820
Net realized and unrealized gain	697,406	14,542,924	5,874,632	392,273
Net increase in net assets resulting from operations	$807,368	$15,068,136	$6,038,695	$430,741
* Foreign taxes withheld	$15,862	$—	$49	$—

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 63

STATEMENTS OF OPERATIONS (Unaudited)(continued)

For the Six Months Ended April 30, 2017

	Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	Guggenheim S&P 500® Equal Weight Consumer Staples ETF	Guggenheim S&P 500® Equal Weight Energy ETF
Investment Income:
Dividends	$735,789	$6,009,811	$2,291,204
Income from securities lending	20,000	6,074	28,665
Interest	330	1,617	888
Total investment income	756,119	6,017,502	2,320,757

Expenses:
Management fees	163,926	1,044,690	529,810
Total expenses	163,926	1,044,690	529,810
Net investment income	592,193	4,972,812	1,790,947

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,281,956)	(2,078,030)	(6,968,395)
In-kind redemptions	1,164,134	10,812,916	13,595,861
Net realized gain (loss)	(117,822)	8,734,886	6,627,466
Net change in unrealized appreciation (depreciation) on:
Investments	6,999,240	5,613,046	(14,973,031)
Net realized and unrealized gain (loss)	6,881,418	14,347,932	(8,345,565)
Net increase (decrease) in net assets resulting from operations	$7,473,611	$19,320,744	$(6,554,618)

64 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (Unaudited)(continued)

For the Six Months Ended April 30, 2017

	Guggenheim S&P 500® Equal Weight Financials ETF	Guggenheim S&P 500® Equal Weight Health Care ETF	Guggenheim S&P 500® Equal Weight Industrials ETF	Guggenheim S&P 500® Equal Weight Materials ETF
Investment Income:
Dividends	$3,034,391	$2,286,619	$1,494,332	$1,423,323
Income from securities lending	1,196	9,323	6,120	3,551
Interest	1,189	1,285	526	390
Total investment income	3,036,776	2,297,227	1,500,978	1,427,264

Expenses:
Management fees	659,371	991,054	358,580	285,406
Total expenses	659,371	991,054	358,580	285,406
Net investment income	2,377,405	1,306,173	1,142,398	1,141,858

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,018,827)	(7,462,530)	(2,127,707)	(3,764,154)
In-kind redemptions	25,111,937	4,410,023	7,108,978	5,390,053
Net realized gain (loss)	24,093,110	(3,052,507)	4,981,271	1,625,899
Net change in unrealized appreciation (depreciation) on:
Investments	7,818,674	68,671,899	15,366,063	14,287,723
Net realized and unrealized gain	31,911,784	65,619,392	20,347,334	15,913,622
Net increase in net assets resulting from operations	$34,289,189	$66,925,565	$21,489,732	$17,055,480

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 65

STATEMENTS OF OPERATIONS (Unaudited)(concluded)

For the Six Months Ended April 30, 2017

	Guggenheim S&P 500® Equal Weight Real Estate ETF	Guggenheim S&P 500® Equal Weight Technology ETF	Guggenheim S&P 500® Equal Weight Utilities ETF
Investment Income:
Dividends	$251,718	$7,161,769	$3,386,992
Income from securities lending	502	55,650	10,061
Interest	147	2,733	612
Total investment income	252,367	7,220,152	3,397,665

Expenses:
Management fees	59,425	2,046,055	349,865
Trustee fees	841	—	—
Total expenses	60,266	2,046,055	349,865
Net investment income	192,101	5,174,097	3,047,800

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(47,155)	(10,998,690)	(4,300,545)
In-kind redemptions	521	46,225,396	1,523,897
Net realized gain (loss)	(46,634)	35,226,706	(2,776,648)
Net change in unrealized appreciation (depreciation) on:
Investments	1,284,075	126,008,590	8,451,808
Net realized and unrealized gain	1,237,441	161,235,296	5,675,160
Net increase in net assets resulting from operations	$1,429,542	$166,409,393	$8,722,960

66 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

	Guggenheim MSCI Emerging Markets Equal Country Weight ETF		Guggenheim S&P MidCap 400® Equal Weight ETF
	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$109,962	$225,317	$525,212	$1,320,360
Net realized gain (loss) on investments and foreign currency	(174,220)	(759,726)	7,019,230	(1,716,154)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	871,626	1,385,465	7,523,694	1,522,297
Net increase in net assets resulting from operations	807,368	851,056	15,068,136	1,126,503

Distributions to shareholders from:
Net investment income	(34,795)	(257,333)	(572,251)	(1,282,647)

Shareholder transactions:
Proceeds from shares purchased	—	—	37,979,902	20,399,624
Cost of shares redeemed	—	—	(20,531,265)	(62,831,320)
Net increase (decrease) in net assets resulting from share transactions	—	—	17,448,637	(42,431,696)
Net increase (decrease) in net assets	772,573	593,723	31,944,522	(42,587,840)

Net assets:
Beginning of period	11,665,865	11,072,142	89,943,749	132,531,589
End of period	$12,438,438	$11,665,865	$121,888,271	$89,943,749
Undistributed net investment income at end of period	$87,369	$12,202	$105,381	$152,420

Changes in shares outstanding:
Shares sold	—	—	650,000	450,000
Shares redeemed	—	—	(350,000)	(1,400,000)
Net increase (decrease) in shares	—	—	300,000	(950,000)

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 67

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Guggenheim S&P SmallCap 600® Equal Weight ETF		Guggenheim S&P 100® Equal Weight ETF
	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Period Ended April 30, 2017 (Unaudited)	Period ended October 31, 2016[a]
Increase (Decrease) in Net Assets from Operations:
Net investment income	$164,063	$308,220	$38,468	$16,152
Net realized gain (loss) on investments	4,029,387	(2,975,150)	345,453	63,961
Net change in unrealized appreciation (depreciation) on investments	1,845,245	3,224,307	46,820	10,222
Net increase in net assets resulting from operations	6,038,695	557,377	430,741	90,335

Distributions to shareholders from:
Net investment income	(141,581)	(343,398)	(33,857)	(11,925)

Shareholder transactions:
Proceeds from shares purchased	7,443,180	9,474,203	4,249,195	3,867,706
Cost of shares redeemed	(12,423,608)	(19,640,274)	(2,875,876)	(1,313,918)
Net increase (decrease) in net assets resulting from share transactions	(4,980,428)	(10,166,071)	1,373,319	2,553,788
Net increase (decrease) in net assets	916,686	(9,952,092)	1,770,203	2,632,198

Net assets:
Beginning of period	33,977,986	43,930,078	2,632,198	—
End of period	$34,894,672	$33,977,986	$4,402,401	$2,632,198
Undistributed net investment income at end of period	$43,803	$21,321	$10,855	$6,244

Changes in shares outstanding:
Shares sold	150,000	250,000	150,000	150,000
Shares redeemed	(250,000)	(500,000)	(100,000)	(50,000)
Net increase (decrease) in shares	(100,000)	(250,000)	50,000	100,000

[a]	Since commencement of operations: June 29, 2016.

68 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF		Guggenheim S&P 500® Equal Weight Consumer Staples ETF
	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$592,193	$1,549,965	$4,972,812	$11,830,640
Net realized gain (loss) on investments	(117,822)	(6,897,777)	8,734,886	64,392,147
Net change in unrealized appreciation (depreciation) on investments	6,999,240	(7,038,042)	5,613,046	(19,573,047)
Net increase (decrease) in net assets resulting from operations	7,473,611	(12,385,854)	19,320,744	56,649,740

Distributions to shareholders from:
Net investment income	(547,448)	(1,560,723)	(4,239,138)	(11,421,201)

Shareholder transactions:
Proceeds from shares purchased	27,144,099	8,720,472	67,521,874	569,506,862
Cost of shares redeemed	(13,501,028)	(102,451,705)	(191,878,554)	(531,947,193)
Net increase (decrease) in net assets resulting from share transactions	13,643,071	(93,731,233)	(124,356,680)	37,559,669
Net increase (decrease) in net assets	20,569,234	(107,677,810)	(109,275,074)	82,788,208

Net assets:
Beginning of period	68,323,237	176,001,047	613,660,604	530,872,396
End of period	$88,892,471	$68,323,237	$504,385,530	$613,660,604
Undistributed net investment income at end of period	$201,239	$156,494	$1,857,427	$1,123,753

Changes in shares outstanding:
Shares sold	300,000	100,000	550,000	4,800,000
Shares redeemed	(150,000)	(1,250,000)	(1,600,000)	(4,500,000)
Net increase (decrease) in shares	150,000	(1,150,000)	(1,050,000)	300,000

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 69

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Guggenheim S&P 500® Equal Weight Energy ETF		Guggenheim S&P 500® Equal Weight Financials ETF
	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,790,947	$3,344,310	$2,377,405	$3,087,492
Net realized gain (loss) on investments	6,627,466	(26,613,503)	24,093,110	(6,127,650)
Net change in unrealized appreciation (depreciation) on investments	(14,973,031)	43,196,210	7,818,674	2,466,708
Net increase (decrease) in net assets resulting from operations	(6,554,618)	19,927,017	34,289,189	(573,450)

Distributions to shareholders from:
Net investment income	(1,766,536)	(3,414,412)	(2,141,790)	(3,197,168)
Return of capital	—	—	—	(44,777,358)[a]
Total distributions to shareholders	(1,766,536)	(3,414,412)	(2,141,790)	(47,974,526)

Shareholder transactions:
Proceeds from shares purchased	109,913,159	82,525,656	296,472,588	101,995,202
Cost of shares redeemed	(83,876,025)	(76,647,251)	(155,552,943)	(122,418,077)
Net increase (decrease) in net assets resulting from share transactions	26,037,134	5,878,405	140,919,645	(20,422,875)
Net increase (decrease) in net assets	17,715,980	22,391,010	173,067,044	(68,970,851)

Net assets:
Beginning of period	199,163,658	176,772,648	114,649,499	183,620,350
End of period	$216,879,638	$199,163,658	$287,716,543	$114,649,499
Undistributed net investment income at end of period	$125,205	$100,794	$235,615	$—

Changes in shares outstanding:
Shares sold	1,750,000	1,600,000	8,150,000	2,400,000
Shares redeemed	(1,400,000)	(1,350,000)	(4,150,000)	(2,950,000)
Net increase (decrease) in shares	350,000	250,000	4,000,000	(550,000)

[a]	Special Distribution — See Note 9.

70 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Guggenheim S&P 500® Equal Weight Health Care ETF		Guggenheim S&P 500® Equal Weight Industrials ETF
	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,306,173	$2,694,826	$1,142,398	$1,621,856
Net realized gain (loss) on investments	(3,052,507)	(4,697,313)	4,981,271	2,689,421
Net change in unrealized appreciation (depreciation) on investments	68,671,899	(20,086,726)	15,366,063	1,123,759
Net increase (decrease) in net assets resulting from operations	66,925,565	(22,089,213)	21,489,732	5,435,036

Distributions to shareholders from:
Net investment income	(1,077,995)	(2,529,726)	(1,093,383)	(1,434,252)

Shareholder transactions:
Proceeds from shares purchased	78,316,943	194,817,565	101,123,728	98,402,755
Cost of shares redeemed	(44,695,150)	(265,597,969)	(43,564,919)	(68,946,182)
Net increase (decrease) in net assets resulting from share transactions	33,621,793	(70,780,404)	57,558,809	29,456,573
Net increase (decrease) in net assets	99,469,363	(95,399,343)	77,955,158	33,457,357

Net assets:
Beginning of period	474,493,765	569,893,108	127,287,891	93,830,534
End of period	$573,963,128	$474,493,765	$205,243,049	$127,287,891
Undistributed net investment income at end of period	$520,473	$292,295	$284,649	$235,634

Changes in shares outstanding:
Shares sold	500,000	1,300,000	1,000,000	1,100,000
Shares redeemed	(300,000)	(1,800,000)	(450,000)	(800,000)
Net increase (decrease) in shares	200,000	(500,000)	550,000	300,000

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 71

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Guggenheim S&P 500® Equal Weight Materials ETF		Guggenheim S&P 500® Equal Weight Real Estate ETF
	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,141,858	$1,159,563	$192,101	$191,989
Net realized gain (loss) on investments	1,625,899	287,706	(46,634)	267,436
Net change in unrealized appreciation (depreciation) on investments	14,287,723	3,034,814	1,284,075	(1,678,281)
Net increase (decrease) in net assets resulting from operations	17,055,480	4,482,083	1,429,542	(1,218,856)

Distributions to shareholders from:
Net investment income	(1,035,572)	(1,136,509)	(358,744)	(66,011)

Shareholder transactions:
Proceeds from shares purchased	87,228,996	66,623,002	2,626,648	48,179,615
Cost of shares redeemed	(32,940,693)	(41,487,373)	(12,966,028)	(13,322,327)
Net increase (decrease) in net assets resulting from share transactions	54,288,303	25,135,629	(10,339,380)	34,857,288
Net increase (decrease) in net assets	70,308,211	28,481,203	(9,268,582)	33,572,421

Net assets:
Beginning of period	84,463,326	55,982,123	36,135,052	2,562,631
End of period	$154,771,537	$84,463,326	$26,866,470	$36,135,052
Undistributed net investment income at end of period	$200,895	$94,609	$26,685	$193,328

Changes in shares outstanding:
Shares sold	950,000	800,000	100,000	1,800,000
Shares redeemed	(350,000)	(500,000)	(500,000)	(500,000)
Net increase (decrease) in shares	600,000	300,000	(400,000)	1,300,000

72 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Guggenheim S&P 500® Equal Weight Technology ETF		Guggenheim S&P 500® Equal Weight Utilities ETF
	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,174,097	$11,551,073	$3,047,800	$6,435,980
Net realized gain (loss) on investments	35,226,706	45,741,023	(2,776,648)	8,109,619
Net change in unrealized appreciation (depreciation) on investments	126,008,590	16,659,550	8,451,808	5,981,382
Net increase in net assets resulting from operations	166,409,393	73,951,646	8,722,960	20,526,981

Distributions to shareholders from:
Net investment income	(4,112,602)	(11,574,847)	(2,680,126)	(6,269,737)

Shareholder transactions:
Proceeds from shares purchased	435,914,228	547,497,519	29,728,725	182,433,708
Cost of shares redeemed	(186,847,831)	(434,624,288)	(59,716,599)	(114,084,544)
Net increase (decrease) in net assets resulting from share transactions	249,066,397	112,873,231	(29,987,874)	68,349,164
Net increase (decrease) in net assets	411,363,188	175,250,030	(23,945,040)	82,606,408

Net assets:
Beginning of period	915,878,699	740,628,669	210,864,727	128,258,319
End of period	$1,327,241,887	$915,878,699	$186,919,687	$210,864,727
Undistributed net investment income at end of period	$1,695,568	$634,073	$896,303	$528,629

Changes in shares outstanding:
Shares sold	3,750,000	5,550,000	350,000	2,250,000
Shares redeemed	(1,700,000)	(4,750,000)	(750,000)	(1,400,000)
Net increase (decrease) in shares	2,050,000	800,000	(400,000)	850,000

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 73

GUGGENHEIM MSCI EMERGING MARKETS EQUAL COUNTRY WEIGHT ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
Per Share Data:
Net asset value, beginning of period	$29.16	$27.68	$34.14	$34.43	$33.31	$33.83
Income from investment operations:
Net investment income (loss)[a]	0.27	0.56	0.71	0.64	0.50	0.55
Net gain (loss) on investments (realized and unrealized)	1.76	1.56	(6.53)	(0.31)	1.06	(0.53)
Total from investment operations	2.03	2.12	(5.82)	0.33	1.56	0.02
Less distributions from:
Net investment income	(0.09)	(0.64)	(0.64)	(0.62)	(0.44)	(0.48)
Return of capital	—	—	—	—	—	(0.06)
Total distributions to shareholders	(0.09)	(0.64)	(0.64)	(0.62)	(0.44)	(0.54)
Net asset value, end of period	$31.10	$29.16	$27.68	$34.14	$34.43	$33.31

Total Return[b]	6.97%	7.80%	(17.21%)	0.99%	4.76%	0.10%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$12,438	$11,666	$11,072	$13,654	$10,328	$13,325
Ratio to average net assets of:
Net investment income (loss)	1.90%[c]	2.07%	2.26%	1.86%	1.47%	1.66%
Total expenses	0.71%[c]	0.71%	0.70%	0.70%	0.71%	0.72%
Net expenses[d]	0.67%[c]	0.66%	0.64%	0.60%	0.60%	0.61%
Portfolio turnover rate[e]	9%	11%	99%	25%	38%	39%

[a]	Based on average shares outstanding.
[b]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Annualized and excludes expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers.
[e]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

74 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GUGGENHEIM S&P MIDCAP 400® EQUAL WEIGHT ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
Per Share Data:
Net asset value, beginning of period	$51.40	$49.09	$50.39	$45.24	$33.95	$31.15
Income from investment operations:
Net investment income (loss)[a]	0.26	0.66	0.62	0.62	0.57	0.46
Net gain (loss) on investments (realized and unrealized)	8.07	2.30	(1.21)	5.48	11.28	2.80
Total from investment operations	8.33	2.96	(0.59)	6.10	11.85	3.26
Less distributions from:
Net investment income	(0.27)	(0.65)	(0.67)	(0.59)	(0.56)	(0.46)
Capital gains	—	—	—	(0.36)	—	—
Return of capital	—	—	(0.04)	—	—	—
Total distributions to shareholders	(0.27)	(0.65)	(0.71)	(0.95)	(0.56)	(0.46)
Net asset value, end of period	$59.46	$51.40	$49.09	$50.39	$45.24	$33.95

Total Return[b]	16.22%	6.08%	(1.19%)	13.61%	35.21%	10.52%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$121,888	$89,944	$132,532	$146,125	$76,904	$52,617
Ratio to average net assets of:
Net investment income (loss)	0.92%[c]	1.35%	1.22%	1.27%	1.44%	1.39%
Total expenses	0.41%[c]	0.41%	0.41%	0.41%	0.41%	0.41%
Portfolio turnover rate[d]	15%	101%	31%	29%	29%	33%

[a]	Based on average shares outstanding.
[b]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 75

GUGGENHEIM S&P SMALLCAP 600® EQUAL WEIGHT ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
Per Share Data:
Net asset value, beginning of period	$42.47	$41.84	$44.87	$42.89	$31.82	$29.48
Income from investment operations:
Net investment income (loss)[a]	0.24	0.32	0.49	0.43	0.54	0.34
Net gain (loss) on investments (realized and unrealized)	7.34	0.67	(2.97)	1.97	11.12	2.33
Total from investment operations	7.58	0.99	(2.48)	2.40	11.66	2.67
Less distributions from:
Net investment income	(0.20)	(0.36)	(0.52)	(0.42)	(0.59)	(0.33)
Return of capital	—	—	(0.03)	—	—	—
Total distributions to shareholders	(0.20)	(0.36)	(0.55)	(0.42)	(0.59)	(0.33)
Net asset value, end of period	$49.85	$42.47	$41.84	$44.87	$42.89	$31.82

Total Return[b]	17.86%	2.39%	(5.59%)	5.58%	37.07%	9.08%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$34,895	$33,978	$43,930	$40,380	$25,736	$14,318
Ratio to average net assets of:
Net investment income (loss)	0.99%[c]	0.80%	1.11%	0.96%	1.46%	1.10%
Total expenses	0.41%[c]	0.41%	0.41%	0.42%	0.41%	0.41%
Portfolio turnover rate[d]	13%	96%	47%	43%	42%	43%

[a]	Based on average shares outstanding.
[b]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

76 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GUGGENHEIM S&P 100® EQUAL WEIGHT ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2017 (Unaudited)	Period Ended October 31, 2016[a]
Per Share Data:
Net asset value, beginning of period	$26.32	$25.45
Income from investment operations:
Net investment income (loss)[b]	0.26	0.16
Net gain (loss) on investments (realized and unrealized)	2.94	0.79
Total from investment operations	3.20	0.95
Less distributions from:
Net investment income	(0.17)	(0.08)
Total distributions to shareholders	(0.17)	(0.08)
Net asset value, end of period	$29.35	$26.32

Total Return[c]	12.17%	3.73%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$4,402	$2,632
Ratio to average net assets of:
Net investment income (loss)	1.88%[d]	1.77%[d]
Total expenses	0.41%[d]	0.40%[d]
Portfolio turnover rate[e]	—	3%

[a]	The Fund commenced operations on June 29, 2016.
[b]	Based on average shares outstanding.
[c]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[d]	Annualized.
[e]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 77

GUGGENHEIM S&P 500® EQUAL WEIGHT CONSUMER DISCRETIONARY ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
Per Share Data:
Net asset value, beginning of period	$85.40	$90.26	$82.76	$76.06	$55.09	$47.70
Income from investment operations:
Net investment income (loss)[a]	0.65	1.29	1.15	0.95	0.79	0.64
Net gain (loss) on investments (realized and unrealized)	8.11	(4.96)	7.39	6.67	21.02	7.46
Total from investment operations	8.76	(3.67)	8.54	7.62	21.81	8.10
Less distributions from:
Net investment income	(0.59)	(1.19)	(1.04)	(0.92)	(0.84)	(0.71)
Total distributions to shareholders	(0.59)	(1.19)	(1.04)	(0.92)	(0.84)	(0.71)
Net asset value, end of period	$93.57	$85.40	$90.26	$82.76	$76.06	$55.09

Total Return[b]	10.28%	(4.07%)	10.35%	10.07%	39.91%	17.05%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$88,892	$68,323	$176,001	$86,897	$125,497	$41,314
Ratio to average net assets of:
Net investment income (loss)	1.45%[c]	1.49%	1.29%	1.20%	1.19%	1.22%
Total expenses	0.40%[c]	0.40%	0.40%	0.40%	0.50%	0.50%
Portfolio turnover rate[d]	13%	30%	23%	22%	20%	25%

[a]	Based on average shares outstanding.
[b]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

78 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GUGGENHEIM S&P 500® EQUAL WEIGHT CONSUMER STAPLES ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
Per Share Data:
Net asset value, beginning of period	$121.52	$111.76	$100.75	$88.48	$68.24	$61.01
Income from investment operations:
Net investment income (loss)[a]	1.15	2.19	2.08	2.04	1.73	1.41
Net gain (loss) on investments (realized and unrealized)	4.41	9.69	10.86	12.03	20.22	7.20
Total from investment operations	5.56	11.88	12.94	14.07	21.95	8.61
Less distributions from:
Net investment income	(0.98)	(2.12)	(1.93)	(1.80)	(1.71)	(1.38)
Total distributions to shareholders	(0.98)	(2.12)	(1.93)	(1.80)	(1.71)	(1.38)
Net asset value, end of period	$126.10	$121.52	$111.76	$100.75	$88.48	$68.24

Total Return[b]	4.60%	10.63%	12.95%	16.04%	32.59%	14.19%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$504,386	$613,661	$530,872	$186,382	$84,054	$40,944
Ratio to average net assets of:
Net investment income (loss)	1.90%[c]	1.81%	1.94%	2.18%	2.15%	2.14%
Total expenses	0.40%[c]	0.40%	0.40%	0.40%	0.50%	0.50%
Portfolio turnover rate[d]	5%	17%	16%	20%	17%	18%

[a]	Based on average shares outstanding.
[b]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 79

GUGGENHEIM S&P 500® EQUAL WEIGHT ENERGY ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
Per Share Data:
Net asset value, beginning of period	$56.90	$54.39	$77.16	$79.86	$64.01	$64.16
Income from investment operations:
Net investment income (loss)[a]	0.41	0.90	1.35	1.40	0.78	0.55
Net gain (loss) on investments (realized and unrealized)	(0.57)	2.53	(22.73)	(2.91)	15.87	(0.19)
Total from investment operations	(0.16)	3.43	(21.38)	(1.51)	16.65	0.36
Less distributions from:
Net investment income	(0.41)	(0.92)	(1.39)	(1.19)	(0.80)	(0.51)
Total distributions to shareholders	(0.41)	(0.92)	(1.39)	(1.19)	(0.80)	(0.51)
Net asset value, end of period	$56.33	$56.90	$54.39	$77.16	$79.86	$64.01

Total Return[b]	(0.33%)	6.50%	(27.93%)	(2.02%)	26.19%	0.58%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$216,880	$199,164	$176,773	$100,307	$43,924	$32,004
Ratio to average net assets of:
Net investment income (loss)	1.35%[c]	1.72%	2.16%	1.64%	1.09%	0.88%
Total expenses	0.40%[c]	0.40%	0.40%	0.40%	0.50%	0.50%
Portfolio turnover rate[d]	19%	41%	34%	25%	17%	30%

[a]	Based on average shares outstanding.
[b]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

80 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GUGGENHEIM S&P 500® EQUAL WEIGHT FINANCIALS ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
Per Share Data:
Net asset value, beginning of period	$31.41	$43.72	$43.27	$37.64	$28.68	$24.48
Income from investment operations:
Net investment income (loss)[a]	0.27	0.81	0.72	0.53	0.57	0.39
Net gain (loss) on investments (realized and unrealized)	6.13	1.03	0.58	5.76	9.08	4.32
Total from investment operations	6.40	1.84	1.30	6.29	9.65	4.71
Less distributions from:
Net investment income	(0.20)	(0.78)	(0.80)	(0.66)	(0.58)	(0.42)
Return of capital	—	(13.37)[e]	(0.05)	—	(0.11)	(0.09)
Total distributions to shareholders	(0.20)	(14.15)	(0.85)	(0.66)	(0.69)	(0.51)
Net asset value, end of period	$37.61	$31.41	$43.72	$43.27	$37.64	$28.68

Total Return[b]	20.37%	4.33%	3.04%	16.84%	34.05%	19.32%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$287,717	$114,649	$183,620	$136,316	$58,337	$14,339
Ratio to average net assets of:
Net investment income (loss)	1.44%[c]	1.96%	1.64%	1.30%	1.65%	1.48%
Total expenses	0.40%[c]	0.40%	0.40%	0.40%	0.50%	0.50%
Portfolio turnover rate[d]	9%	53%	13%	19%	14%	17%

[a]	Based on average shares outstanding.
[b]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
[e]	Special Distribution — See Note 9.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 81

GUGGENHEIM S&P 500® EQUAL WEIGHT HEALTH CARE ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
Per Share Data:
Net asset value, beginning of period	$143.79	$149.97	$137.44	$104.50	$76.84	$66.49
Income from investment operations:
Net investment income (loss)[a]	0.40	0.78	0.75	0.66	0.55	0.47
Net gain (loss) on investments (realized and unrealized)	20.13	(6.22)	12.46	32.89	27.63	11.04
Total from investment operations	20.53	(5.44)	13.21	33.55	28.18	11.51
Less distributions from:
Net investment income	(0.33)	(0.74)	(0.68)	(0.61)	(0.52)	(1.16)
Total distributions to shareholders	(0.33)	(0.74)	(0.68)	(0.61)	(0.52)	(1.16)
Net asset value, end of period	$163.99	$143.79	$149.97	$137.44	$104.50	$76.84

Total Return[b]	14.30%	(3.65%)	9.61%	32.20%	36.81%	17.39%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$573,963	$474,494	$569,893	$391,714	$130,627	$38,419
Ratio to average net assets of:
Net investment income (loss)	0.53%[c]	0.52%	0.49%	0.55%	0.60%	0.65%
Total expenses	0.40%[c]	0.40%	0.40%	0.40%	0.50%	0.50%
Portfolio turnover rate[d]	13%	28%	22%	23%	24%	15%

[a]	Based on average shares outstanding.
[b]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

82 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GUGGENHEIM S&P 500® EQUAL WEIGHT INDUSTRIALS ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
Per Share Data:
Net asset value, beginning of period	$90.92	$85.30	$88.18	$76.33	$56.94	$51.50
Income from investment operations:
Net investment income (loss)[a]	0.64	1.40	1.13	1.22	0.95	1.05
Net gain (loss) on investments (realized and unrealized)	14.27	5.57	(2.69)	11.59	19.41	5.42
Total from investment operations	14.91	6.97	(1.56)	12.81	20.36	6.47
Less distributions from:
Net investment income	(0.58)	(1.35)	(1.29)	(0.96)	(0.97)	(1.03)
Return of capital	—	—	(0.03)	—	—	—
Total distributions to shareholders	(0.58)	(1.35)	(1.32)	(0.96)	(0.97)	(1.03)
Net asset value, end of period	$105.25	$90.92	$85.30	$88.18	$76.33	$56.94

Total Return[b]	16.42%	8.25%	(1.78%)	16.85%	36.10%	12.64%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$205,243	$127,288	$93,831	$123,447	$57,251	$17,082
Ratio to average net assets of:
Net investment income (loss)	1.27%[c]	1.60%	1.29%	1.47%	1.41%	1.90%
Total expenses	0.40%[c]	0.40%	0.40%	0.40%	0.50%	0.50%
Portfolio turnover rate[d]	10%	23%	22%	15%	24%	18%

[a]	Based on average shares outstanding.
[b]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 83

GUGGENHEIM S&P 500® EQUAL WEIGHT MATERIALS ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
Per Share Data:
Net asset value, beginning of period	$84.46	$79.97	$82.38	$75.49	$60.71	$56.57
Income from investment operations:
Net investment income (loss)[a]	0.74	1.29	1.23	1.21	1.25	0.92
Net gain (loss) on investments (realized and unrealized)	12.13	4.49	(2.41)	6.85	14.73	4.14
Total from investment operations	12.87	5.78	(1.18)	8.06	15.98	5.06
Less distributions from:
Net investment income	(0.60)	(1.29)	(1.23)	(1.17)	(1.20)	(0.92)
Total distributions to shareholders	(0.60)	(1.29)	(1.23)	(1.17)	(1.20)	(0.92)
Net asset value, end of period	$96.73	$84.46	$79.97	$82.38	$75.49	$60.71

Total Return[b]	15.27%	7.29%	(1.44%)	10.68%	26.59%	8.99%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$154,772	$84,463	$55,982	$74,138	$49,069	$33,388
Ratio to average net assets of:
Net investment income (loss)	1.60%[c]	1.57%	1.46%	1.48%	1.84%	1.55%
Total expenses	0.40%[c]	0.40%	0.40%	0.40%	0.50%	0.50%
Portfolio turnover rate[d]	14%	25%	27%	22%	18%	20%

[a]	Based on average shares outstanding.
[b]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

84 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GUGGENHEIM S&P 500® EQUAL WEIGHT REAL ESTATE ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Period Ended October 31, 2015[a]
Per Share Data:
Net asset value, beginning of period	$25.81	$25.63	$25.31
Income from investment operations:
Net investment income (loss)[b]	0.17	0.70	0.13
Net gain (loss) on investments (realized and unrealized)	1.18	(0.08)	0.27
Total from investment operations	1.35	0.62	0.40
Less distributions from:
Net investment income	(0.29)	(0.44)	(0.08)
Total distributions to shareholders	(0.29)	(0.44)	(0.08)
Net asset value, end of period	$26.87	$25.81	$25.63

Total Return[c]	5.24%	2.39%	1.61%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$26,866	$36,135	$2,563
Ratio to average net assets of:
Net investment income (loss)	1.29%[d]	2.70%	2.49%[d]
Total expenses	0.41%[d]	0.37%	0.40%[d]
Portfolio turnover rate[e]	14%	10%	5%

[a]	The Fund commenced operations on August 12, 2015.
[b]	Based on average shares outstanding.
[c]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[d]	Annualized.
[e]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 85

GUGGENHEIM S&P 500® EQUAL WEIGHT TECHNOLOGY ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
Per Share Data:
Net asset value, beginning of period	$104.67	$93.16	$87.17	$70.98	$51.53	$52.23
Income from investment operations:
Net investment income (loss)[a]	0.57	1.47	1.09	0.78	0.68	0.41
Net gain (loss) on investments (realized and unrealized)	18.09	11.48	6.09	16.15	19.43	(0.75)
Total from investment operations	18.66	12.95	7.18	16.93	20.11	(0.34)
Less distributions from:
Net investment income	(0.44)	(1.44)	(1.12)	(0.74)	(0.66)	(0.36)
Return of capital	—	—	(0.07)	—	—	—
Total distributions to shareholders	(0.44)	(1.44)	(1.19)	(0.74)	(0.66)	(0.36)
Net asset value, end of period	$122.89	$104.67	$93.16	$87.17	$70.98	$51.53

Total Return[b]	17.86%	14.06%	8.30%	23.92%	39.23%	0.71%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,327,242	$915,879	$740,629	$671,221	$273,275	$100,479
Ratio to average net assets of:
Net investment income (loss)	1.01%[c]	1.55%	1.20%	0.97%	1.07%	0.76%
Total expenses	0.40%[c]	0.40%	0.40%	0.40%	0.50%	0.50%
Portfolio turnover rate[d]	13%	24%	21%	22%	24%	25%

[a]	Based on average shares outstanding.
[b]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

86 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GUGGENHEIM S&P 500® EQUAL WEIGHT UTILITIES ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
Per Share Data:
Net asset value, beginning of period	$81.10	$73.29	$76.69	$64.67	$60.52	$54.03
Income from investment operations:
Net investment income (loss)[a]	1.41	2.49	2.48	2.59	2.36	2.03
Net gain (loss) on investments (realized and unrealized)	3.70	7.81	(2.97)	11.75	4.11	6.45
Total from investment operations	5.11	10.30	(0.49)	14.34	6.47	8.48
Less distributions from:
Net investment income	(1.25)	(2.49)	(2.91)	(2.32)	(2.32)	(1.99)
Total distributions to shareholders	(1.25)	(2.49)	(2.91)	(2.32)	(2.32)	(1.99)
Net asset value, end of period	$84.96	$81.10	$73.29	$76.69	$64.67	$60.52

Total Return[b]	6.35%	14.13%	(0.56%)	22.61%	10.95%	15.98%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$186,920	$210,865	$128,258	$141,875	$51,738	$42,364
Ratio to average net assets of:
Net investment income (loss)	3.48%[c]	3.09%	3.30%	3.72%	3.78%	3.60%
Total expenses	0.40%[c]	0.40%	0.40%	0.40%	0.50%	0.50%
Portfolio turnover rate[d]	6%	22%	20%	31%	22%	22%

[a]	Based on average shares outstanding.
[b]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 87

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

Rydex ETF Trust (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company of the series type, and is authorized to issue an unlimited number of no par value shares. Each portfolio represents a separate series of beneficial interest in the Trust (each a “Fund”, and collectively, the “Funds”), each a non-diversified investment company. The Trust was organized as a Delaware statutory trust on November 22, 2002. At April 30, 2017, the Trust consisted of twenty-two funds.

The financial statements herein relate to the following Funds, whose investment objective is to replicate as closely as possible, before fees and expenses, the daily performance of an index representing publicly traded equity securities (the “Underlying Index”) as follows:

Fund	Underlying Index
Guggenheim MSCI Emerging Markets Equal Country Weight ETF	MSCI Emerging Markets Equal Country Weighted Index
Guggenheim S&P MidCap 400® Equal Weight ETF	S&P MidCap 400® Equal Weight Index
Guggenheim S&P SmallCap 600® Equal Weight ETF	S&P SmallCap 600® Equal Weight Index
Guggenheim S&P 100® Equal Weight ETF	S&P 100® Equal Weight Index
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	S&P 500® Equal Weight Index Consumer Discretionary
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	S&P 500® Equal Weight Index Consumer Staples
Guggenheim S&P 500® Equal Weight Energy ETF	S&P 500® Equal Weight Index Energy
Guggenheim S&P 500® Equal Weight Financials ETF	S&P 500® Equal Weight Index Financials
Guggenheim S&P 500® Equal Weight Health Care ETF	S&P 500® Equal Weight Index Health Care
Guggenheim S&P 500® Equal Weight Industrials ETF	S&P 500® Equal Weight Index Industrials
Guggenheim S&P 500® Equal Weight Materials ETF	S&P 500® Equal Weight Index Materials
Guggenheim S&P 500® Equal Weight Real Estate ETF	S&P 500® Equal Weight Real Estate Index
Guggenheim S&P 500® Equal Weight Technology ETF	S&P 500® Equal Weight Index Information Technology
Guggenheim S&P 500® Equal Weight Utilities ETF	S&P 500® Equal Weight Index Telecommunication Services and Utilities

The Funds seek to achieve their objective by investing in common stocks or exchange-traded funds (“ETFs”), where applicable, that comprise the Underlying Index. The Funds use a “replication” strategy to track the Underlying Index. Replication refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index.

The Funds operate as index funds and are not actively managed. Adverse performance of a security in the Funds’ portfolio will ordinarily not result in the elimination of the security from the Funds’ portfolio.

The Funds issue and redeem shares on a continuous basis, at net asset value per share (“NAV”), only in aggregation of 50,000 shares (100,000 shares for the Guggenheim MSCI Emerging Markets Equal Country Weight ETF) called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index.

The Funds invest in various investments which are exposed to risk, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect amounts reported in the financial statements.

Guggenheim Investments (“GI”) provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of a fund is calculated by dividing the market value of the fund’s securities and other assets, less all liabilities, by the number of outstanding shares of the fund.

A. The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures,

88 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, the Board has authorized the Valuation Committee and GI to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

The Funds invest in money market mutual funds, which are valued at their NAV.

ETFs are valued at the last quoted sales price.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

B. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

C. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 89

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

D. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

E. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.83% at April 30, 2017.

F. The Fund may enter into repurchase agreements with financial institutions. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund’s money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by GI. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of Fund’s net assets. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of GI, liquidity or other considerations so warrant.

G. Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Capital

There is a minimum transaction fee per transaction to those persons purchasing or redeeming Creation Units. An additional charge of up to three times the standard transaction fee may be imposed for purchases and redemptions effected outside the National Securities Clearing Corporation usual clearing process or for cash. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV of the Fund on the transaction date. Transaction fees are not charged to or paid by the Funds.

The minimum transaction fees are:

Fund	Minimum Transaction Fee
Guggenheim MSCI Emerging Markets Equal Country Weight ETF	$6,000
Guggenheim S&P MidCap 400® Equal Weight ETF	2,000
Guggenheim S&P SmallCap 600® Equal Weight ETF	3,000
Guggenheim S&P 100® Equal Weight ETF	500
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	750
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	500
Guggenheim S&P 500® Equal Weight Energy ETF	500
Guggenheim S&P 500® Equal Weight Financials ETF	750
Guggenheim S&P 500® Equal Weight Health Care ETF	500
Guggenheim S&P 500® Equal Weight Industrials ETF	500
Guggenheim S&P 500® Equal Weight Materials ETF	500
Guggenheim S&P 500® Equal Weight Real Estate ETF	500
Guggenheim S&P 500® Equal Weight Technology ETF	750
Guggenheim S&P 500® Equal Weight Utilities ETF	500

3. Fees and Other Transactions with Affiliates

GI determines the composition of the portfolio of securities that must be delivered in exchange for the issuance of Creation Units and periodically adjusts the composition of the portfolio of the Funds to conform to changes in the composition of the relevant index. For these services, GI receives a management fee at the annual rate shown below as a percentage of the average daily net assets of the Funds.

Fund	Advisory Fee
Guggenheim MSCI Emerging Markets Equal Country Weight ETF	0.70%
Guggenheim S&P MidCap 400® Equal Weight ETF	0.40%
Guggenheim S&P SmallCap 600® Equal Weight ETF	0.40%
Guggenheim S&P 100® Equal Weight ETF	0.40%
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	0.40%
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	0.40%
Guggenheim S&P 500® Equal Weight Energy ETF	0.40%
Guggenheim S&P 500® Equal Weight Financials ETF	0.40%
Guggenheim S&P 500® Equal Weight Health Care ETF	0.40%
Guggenheim S&P 500® Equal Weight Industrials ETF	0.40%
Guggenheim S&P 500® Equal Weight Materials ETF	0.40%
Guggenheim S&P 500® Equal Weight Real Estate ETF	0.40%
Guggenheim S&P 500® Equal Weight Technology ETF	0.40%
Guggenheim S&P 500® Equal Weight Utilities ETF	0.40%

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

GI pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, fund accounting, legal, audit and other services, except: interest, taxes, distribution fees or expenses, trustee fees (where applicable) and extraordinary expenses.

Under a Fund Administration Agreement with the Trust, MUFG Investor Services (US), LLC (“MUIS”) provides various administrative and financial reporting services for the Funds. GI compensates MUIS directly for this service.

Under a Fund Accounting Agreement with the Trust, BNYMellon maintains the books and records of the Funds. Under a Custodian Agreement with the Trust, BNYMellon maintains cash, securities and other assets of the Funds in a separate account for the Funds, keeps all necessary accounts and records, and provides other services. BNYMellon is required, upon the order of the Trust, to deliver securities held by the custodian and to make payments for securities purchased by the Trust for the Funds. Pursuant to a Transfer Agency and Service Agreement with the Trust, BNYMellon acts as a transfer agent for the Trust’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. GI compensates BNYMellon directly for the foregoing services.

For the Guggenheim MSCI Emerging Markets Equal Country Weight ETF, GI has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep the Fund’s net operating expenses (excluding interest, taxes, brokerage commissions, dividends on securities sold short, distribution fees and expenses, and extraordinary expenses (“Excluded Expenses”)) plus Acquired Fund Fees and Expense borne indirectly, from exceeding 0.70% of the Fund’s average daily net assets until February 28, 2018. This agreement may be terminated only with the approval of the Fund’s Board. In any event, this undertaking will continue until at least February 28, 2018.

The Funds have adopted a Distribution Plan (the “Plan”) that allows the Funds to pay distribution fees to GFD and other firms that provide distribution services (“Service Providers”). If a Service Provider provides distribution services, the Funds will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD will, in turn, pay the Service Provider out of its fees. No such fee is currently charged to the Funds.

Certain trustees and officers of the Trust are also officers of GI and GFD.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical securities.

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

5. Portfolio Securities Loaned

Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. The cash collateral received is held in a separately managed account established for each respective Fund and maintained by the lending agent exclusively for the investment of securities lending cash collateral on behalf of each Fund. The separately managed accounts invest in short-term investments valued at amortized cost, which approximates market value. Each Fund receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. The securities lending income earned by the Funds are disclosed on the Statements of Operations.

At April 30, 2017, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Securities Lending Collateral
Fund	Value of Securities Loaned	Collateral Received[a]	Net Amount	Cash Collateral	Non-Cash Collateral	Total Collateral
Guggenheim MSCI Emerging Markets Equal Country Weight ETF	$532,882	$(532,882)	$—	$539,394	$10,047	$549,441
Guggenheim S&P MidCap 400® Equal Weight ETF	24,758,633	(24,758,633)	—	9,874,210	15,875,463	25,749,673
Guggenheim S&P SmallCap 600® Equal Weight ETF	8,438,780	(8,438,780)	—	4,144,518	4,604,549	8,749,067
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	13,857,386	(13,857,386)	—	6,134,025	8,292,925	14,426,950
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	19,160,500	(19,160,500)	—	1,202,651	18,823,196	20,025,847
Guggenheim S&P 500® Equal Weight Energy ETF	30,581,063	(30,581,063)	—	15,489,187	16,035,595	31,524,782
Guggenheim S&P 500® Equal Weight Financials ETF	2,500,156	(2,500,156)	—	901	2,613,778	2,614,679
Guggenheim S&P 500® Equal Weight Health Care ETF	20,562,497	(20,562,497)	—	16,764,233	4,181,770	20,946,003
Guggenheim S&P 500® Equal Weight Industrials ETF	13,823,071	(13,823,071)	—	2,059,101	12,185,347	14,244,448
Guggenheim S&P 500® Equal Weight Materials ETF	10,990	(10,990)	—	—	11,500	11,500
Guggenheim S&P 500® Equal Weight Real Estate ETF	919,983	(919,983)	—	—	925,752	925,752
Guggenheim S&P 500® Equal Weight Technology ETF	85,630,572	(85,630,572)	—	24,616,894	63,840,657	88,457,551
Guggenheim S&P 500® Equal Weight Utilities ETF	5,940,064	(5,940,064)	—	3,557,040	2,572,013	6,129,053

[a]	Actual collateral received by the Funds are greater than the amount shown due to over collateralization.

The following represents a breakdown of the collateral for the joint repurchase agreements at April 30, 2017:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Citigroup Global Markets, Inc.			Various U.S. Government obligations and
0.82%			U.S. Government
Due 05/01/17	$19,764,705	$19,764,705	agency securities	$265,912,350	$20,159,998

RBC Dominion Securities, Inc.			Various U.S. Government obligations and
0.81%			U.S. Government
Due 05/01/17	19,514,705	19,514,705	agency securities	32,086,572	19,904,999

Merrill Lynch, Pierce, Fenner & Smith, Inc.			Various U.S. Government obligations and
0.81%			U.S. Government
Due 05/01/17	12,486,590	12,486,590	agency securities	23,469,137	12,736,322

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Deutsche Bank Securities, Inc.			Various U.S. Government obligations and
0.85%			U.S. Government
Due 05/01/17	$10,179,717	$10,179,717	agency securities	$54,168,203	$10,383,312

State of Wisconsin Investment Board			Various U.S. Government obligations and
1.00%			U.S. Government
Due 05/01/17	8,504,278	8,504,278	agency securities	7,778,227	8,690,086

Mizuho Securities (USA), Inc.			Various U.S. Government obligations and
0.83%			U.S. Government
Due 05/01/17	7,028,115	7,028,115	agency securities	8,475,168	7,168,677

Royal Bank of Scotland Group			Various U.S. Government obligations and
0.80%			U.S. Government
Due 05/01/17	5,679,862	5,679,862	agency securities	5,849,519	5,793,484

Credit Suisse Securities (USA), LLC			Various U.S. Government obligations and
0.80%			U.S. Government
Due 05/01/17	933,887	933,887	agency securities	825,099	952,583

Merrill Lynch, Pierce, Fenner & Smith, Inc.			Various U.S. Government obligations and
0.80%			U.S. Government
Due 05/01/17	250,000	250,000	agency securities	251,540	255,000

Deutsche Bank Securities, Inc.			Various U.S. Government obligations and
0.84%			U.S. Government
Due 05/01/17	39,394	39,394	agency securities	41,642	40,182

Citibank			Various U.S. Government obligations and
0.80%			U.S. Government
Due 05/01/17	901	901	agency securities	858	919

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

6. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At April 30, 2017, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Guggenheim MSCI Emerging Markets Equal Country Weight ETF	$12,706,375	$1,456,302	$(1,239,906)	$216,396
Guggenheim S&P MidCap 400® Equal Weight ETF	117,240,098	18,516,782	(4,021,550)	14,495,232
Guggenheim S&P SmallCap 600® Equal Weight ETF	34,728,985	6,320,121	(2,006,246)	4,313,875
Guggenheim S&P 100® Equal Weight ETF	4,335,762	172,845	(124,776)	48,069
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	100,441,109	6,738,558	(12,171,922)	(5,433,364)
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	498,128,546	24,963,926	(18,014,446)	6,949,480
Guggenheim S&P 500® Equal Weight Energy ETF	260,560,440	4,191,828	(32,459,137)	(28,267,309)
Guggenheim S&P 500® Equal Weight Financials ETF	282,504,777	11,846,045	(6,382,649)	5,463,396
Guggenheim S&P 500® Equal Weight Health Care ETF	562,410,590	65,100,360	(36,834,794)	28,265,566
Guggenheim S&P 500® Equal Weight Industrials ETF	194,580,766	18,203,525	(5,535,301)	12,668,224
Guggenheim S&P 500® Equal Weight Materials ETF	147,292,819	11,269,718	(3,833,640)	7,436,078
Guggenheim S&P 500® Equal Weight Real Estate ETF	27,287,651	1,332,177	(1,755,098)	(422,921)
Guggenheim S&P 500® Equal Weight Technology ETF	1,181,291,088	184,435,707	(14,078,688)	170,357,019
Guggenheim S&P 500® Equal Weight Utilities ETF	187,919,279	8,453,949	(6,284,381)	2,169,568

7. Investment Transactions

For the period ended April 30, 2017, the Funds had investments transactions in-kind associated with subscriptions and redemptions as follows:

Fund	Subscriptions	Redemptions
Guggenheim MSCI Emerging Markets Equal Country Weight ETF	$—	$—
Guggenheim S&P MidCap 400® Equal Weight ETF	37,746,911	20,392,512
Guggenheim S&P SmallCap 600® Equal Weight ETF	7,385,145	12,348,513
Guggenheim S&P 100® Equal Weight ETF	4,232,243	2,838,343
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	27,020,401	13,450,508
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	67,292,479	191,152,813
Guggenheim S&P 500® Equal Weight Energy ETF	109,569,328	83,520,665
Guggenheim S&P 500® Equal Weight Financials ETF	293,040,445	154,746,715
Guggenheim S&P 500® Equal Weight Health Care ETF	78,128,579	44,701,664
Guggenheim S&P 500® Equal Weight Industrials ETF	100,738,995	43,472,420
Guggenheim S&P 500® Equal Weight Materials ETF	86,325,335	32,940,505
Guggenheim S&P 500® Equal Weight Real Estate ETF	2,588,539	12,840,783
Guggenheim S&P 500® Equal Weight Technology ETF	434,567,841	186,495,471
Guggenheim S&P 500® Equal Weight Utilities ETF	29,381,490	59,178,123

94 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

For the period ended April 30, 2017, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
Guggenheim MSCI Emerging Markets Equal Country Weight ETF	$1,026,020	$997,738
Guggenheim S&P MidCap 400® Equal Weight ETF	17,131,306	16,995,587
Guggenheim S&P SmallCap 600® Equal Weight ETF	4,246,864	4,200,488
Guggenheim S&P 100® Equal Weight ETF	6,971	37,206
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	10,696,076	10,699,230
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	27,309,844	26,668,047
Guggenheim S&P 500® Equal Weight Energy ETF	49,389,065	49,468,788
Guggenheim S&P 500® Equal Weight Financials ETF	31,280,266	27,935,343
Guggenheim S&P 500® Equal Weight Health Care ETF	63,335,533	62,997,569
Guggenheim S&P 500® Equal Weight Industrials ETF	18,033,957	17,548,885
Guggenheim S&P 500® Equal Weight Materials ETF	20,029,534	19,118,600
Guggenheim S&P 500® Equal Weight Real Estate ETF	4,576,583	4,255,070
Guggenheim S&P 500® Equal Weight Technology ETF	139,241,075	137,695,824
Guggenheim S&P 500® Equal Weight Utilities ETF	10,977,073	10,676,732

8. Legal Proceedings

Tribune Company

Rydex ETF Trust has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex ETF Trust of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave Tribune insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including Rydex ETF Trust, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex ETF Trust has been named as a defendant in one of the SLCFC actions: Deutsche Bank Trust Co. Americas v. McGurn, No. 12-0063 (S.D.N.Y.). In the SLCFC actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. On January 6, 2017, the United States District Court for the Southern District of New York granted the shareholder defendants’ motion to dismiss the intentional fraudulent conveyance claim in the FitzSimons action. In dismissing the intentional fraudulent conveyance claim, the Court denied the plaintiff’s request to amend the complaint. The plaintiff requested that the Court direct entry of a final judgment in order to make the order immediately appealable. On February 23, 2017, the Court issued an order stating that it intends to permit an interlocutory appeal of the dismissal order, but will wait to do so until it has resolved outstanding motions to dismiss filed by other defendants. Accordingly, the timing of the appeal is uncertain.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

On March 29, 2016, the U.S. Court of Appeals for the Second Circuit issued its opinion on the appeal of the SLCFC actions. The appeals court affirmed the district court’s dismissal of those lawsuits, but on different grounds than the district court. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code, their claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments. On April 12, 2016, the plaintiffs in the SLCFC actions filed a petition seeking rehearing en banc before the appeals court. On July 22, 2016, the appeals court denied the petition. On September 9, 2016, the plaintiffs filed a petition for writ of certiorari in the U.S. Supreme Court challenging the Second Circuit’s decision that the safe harbor of Section 546(e) applied to their claims. The shareholder defendants, including the Rydex ETF Trust, filed a joint brief in opposition to the petition for writ of certiorari on October 24, 2016. The plaintiffs filed a reply in support of the petition on November 4, 2016. The Supreme Court has not yet granted or denied the petition for certiorari.

None of these lawsuits alleges any wrongdoing on the part of Rydex ETF Trust. The following series of Rydex ETF Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Guggenheim S&P 500 Equal Weight Consumer Discretionary Fund (the “Fund”). The value of the proceeds received by the foregoing Fund was $249,481. At this stage of the proceedings, Rydex ETF Trust is not able to make a reliable prediction as to the outcome of these lawsuits or the effect, if any, on the Fund’s net asset value.

9. Special In-Kind Distribution

After the close of business on September 16, 2016 (the “Rebalance Date”), the S&P Dow Jones Indices reconstituted the S&P 500® Equal Weight Index Financials (the “Index”), the underlying index for the Guggenheim S&P 500® Equal Weight Financials ETF (“RYF”), by eliminating the stocks of companies involved in the real estate industry (including real estate investment trusts (“REITs”) other than mortgage REITs) (“Real Estate Stocks”). To effectuate a corresponding change to RYF’s portfolio, RYF replaced its Real Estate Stock holdings with shares of the Guggenheim S&P 500® Equal Weight Real Estate ETF (“EWRE”) on the Rebalance Date. After market close on the Rebalance Date (and effective at market open on September 19, 2016, ex-dividend date), RYF made an in-kind distribution of its shares of EWRE (0.50 shares of EWRE for each share of RYF owned, with a value of $13.402661 per share of RYF owned), plus a small amount of cash for fractional shares, to shareholders of RYF such that, following the distribution, RYF continued to hold stocks included in the reconstituted Index in accordance with its principal investment strategies.

96 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which are available on the SEC’s website at https://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 97

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee****
INTERESTED TRUSTEE
Donald C. Cacciapaglia** (1951)	Trustee from 2012 to present.	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	230

Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Guggenheim Partners Investment Management Holdings, LLC (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

INDEPENDENT TRUSTEES
Angela Brock-Kyle***** (1959)	Trustee from August 2016 to present.	Current: Founder and Chief Executive Officer, B.O.A.R.D.S (consulting firm). Former: Senior Leader, TIAA (financial services firm) (1987-2012).	135	Infinity Property & Casualty Corporation (2014-present).
Corey A. Colehour (1945)	Trustee and Member of the Audit Committee from 2003 to present; Member of the Governance and Nominating Committees from 2005 to present; and Member of the Investment and Performance Committee from 2014 to present.	Retired.	135	None.
J. Kenneth Dalton (1941)	Trustee from 2003 to present; Chairman and Member of the Audit Committee from 2003 to present; Member of the Governance and Nominating Committees from 2005 to present; and Member of the Compliance and Risk Oversight Committee from 2010 to present.	Retired.	135	Epiphany Funds (4) (2009-present).

98 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee****
INDEPENDENT TRUSTEES - concluded
John O. Demaret (1940)	Vice Chairman of the Board of Trustees from 2014 to present; Trustee and Member of the Audit Committee from 2003 to present; Chairman of the Board from 2006 to 2014; Member of the Compliance and Risk Oversight Committee from 2010 to present; Chairman and Member of the Investment and Performance Committee from 2014 to present; and Member of the Nominating Committee from 2014 to present.	Retired.	135	None.
Werner E. Keller (1940)	Chairman of the Board from 2014 to present; Trustee and Member of the Audit, Governance and Nominating Committees from 2005 to present; Chairman and Member of the Compliance and Risk Oversight Committee from 2010 to present; and Member of the Investment and Performance Committee from 2014 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005-present).	135	None.
Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit, Governance and Nominating Committees from 2005 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	135	US Global Investors (GROW) (1995-present).
Patrick T. McCarville (1942)	Trustee and Member of the Audit Committee from 2003 to present; Chairman and Member of the Governance and Nominating Committees from 2005 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	135	None.
Sandra G. Sponem***** (1958)	Trustee from August 2016 to present.	Current: Senior Vice President and Chief Financial Officer, M.A. Mortenson Companies, Inc. (general contracting firm) (2007-present).	135	None.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 99

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS
Michael P. Byrum (1970)	Vice President (1999-present)

Current: Senior Vice President, Security Investors, LLC (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

Joanna M. Catalucci (1966)	AML Officer (2016-present)

Current: Chief Compliance Officer, certain funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2014-present); AML Officer, certain funds in the Fund Complex (2016-present).

Former: Chief Compliance Officer and Secretary, certain other funds in the Fund Complex (2008-2012); Senior Vice President & Chief Compliance Officer, Security Investors, LLC and certain affiliates (2010-2012); Chief Compliance Officer and Senior Vice President, Rydex Advisors, LLC and certain affiliates (2010-2011).

James M. Howley (1972)	Assistant Treasurer (2016-present)

Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Keith D. Kemp (1960)	Assistant Treasurer (2016-present)

Current: Treasurer and Assistant Treasurer, certain other funds in the Fund Complex (2010-present); Managing Director of Guggenheim Partners Investment Management, LLC (2015-present); Chief Financial Officer, Guggenheim Specialized Products, LLC (2016-present).

Former: Managing Director and Director, Transparent Value, LLC (2010-2016); Director, Guggenheim Partners Investment Management, LLC (2010-2015); Chief Operating Officer, Macquarie Capital Investment Management (2007-2009).

Amy J. Lee (1961)	Vice President (2009-present) and Secretary (2012-present)

Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Glenn McWhinnie (1969)	Assistant Treasurer (2016-present)	Current: Vice President, Guggenheim Investments (2009-present). Former: Tax Compliance Manager, Ernst & Young LLP (1996-2009).
Elisabeth Miller (1968)	Chief Compliance Officer (2012-present)

Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

100 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
Adam J. Nelson (1979)	Assistant Treasurer (2016-present)

Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

Kimberly J. Scott (1974)	Assistant Treasurer (2016-present)

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer (2016-present)

Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Adviser’s parent company.
***

The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Adviser. Information provided is as of the date of this report.

****	Certain of the Trustees may serve as directors on the boards of companies not required to be disclosed above, including certain non-profit companies and charitable foundations.
*****	Mses. Brock-Kyle and Sponem commenced serving as independent Trustees effective August 18, 2016.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 101

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Guggenheim Investments as used herein refers to Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC as well as the funds in the Guggenheim Funds complex (the “funds”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to personal information about you, we hold ourselves to high standards in its safekeeping and use. This means, most importantly, that we do not sell client or account information to anyone—whether you are a current or former Guggenheim Investments client.

The Information We Collect About You and How We Collect It

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Funds or one of the Guggenheim affiliated companies. “Nonpublic personal information” is personally identifiable information about you. For example it includes your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g. purchase and redemption history).

How We Share Your Personal Information

As a matter of policy, we do not disclose your nonpublic personal information to nonaffiliated third parties except as required or permitted by law. As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below.

To complete certain transactions or account changes that you direct, it may be necessary to provide your personal information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. In connection with servicing your accounts or to alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your personal information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally we will share personal information about you if we are compelled by law to do so, if you direct us to do so with your consent, or in other circumstances as permitted by law.

How We Safeguard Your Personal Information

We maintain physical, electronic and procedural safeguards to protect your personal information. Within Guggenheim Investments, access to such information is limited to those who need it to perform their jobs such as servicing your account, resolving problems or informing you of new products and services.

102 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

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4.30.2017

Guggenheim ETFs Funds Semi-Annual Report

XLG	Guggenheim S&P 500® Top 50 ETF
RPV	Guggenheim S&P 500® Pure Value ETF
RPG	Guggenheim S&P 500® Pure Growth ETF
RFV	Guggenheim S&P MidCap 400® Pure Value ETF
RFG	Guggenheim S&P MidCap 400® Pure Growth ETF
RZV	Guggenheim S&P SmallCap 600® Pure Value ETF
RZG	Guggenheim S&P SmallCap 600® Pure Growth ETF

GuggenheimInvestments.com	ETF2-SEMI-0417x1017

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
FEES AND EXPENSES	5
PORTFOLIO SUMMARY	6
SCHEDULES OF INVESTMENTS	13
STATEMENTS OF ASSETS AND LIABILITIES	31
STATEMENTS OF OPERATIONS	33
STATEMENTS OF CHANGES IN NET ASSETS	35
FINANCIAL HIGHLIGHTS	39
NOTES TO FINANCIAL STATEMENTS	46
OTHER INFORMATION	54
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	55
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	59

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 1

April 30, 2017

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for a selection of our exchange-traded funds (“ETFs”) for the six-month period ended April 30, 2017.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC, the distributor of the Funds, is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview, which follows this letter.

We are committed to providing investors with innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President and Chief Executive Officer
May 31, 2017

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

ETFs may not be suitable for all investors. ● Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than original cost. Most investors will also incur customary brokerage commissions when buying or selling shares of an ETF. ● Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time. ● ETF shares may trade below their net asset value per share (“NAV”). The NAV of shares will fluctuate with changes in the market value of an ETF’s holdings. In addition, there can be no assurance that an active trading market for shares will develop or be maintained. ● Tracking error risk refers to the risk that the Adviser may not be able to cause the ETF’s performance to match or correlate to that of the ETF’s underlying index, either on a daily or aggregate basis. Tracking error risk may cause the ETF’s performance to be less than you expect. Please review a prospectus carefully for more information of the risks associated with each ETF.

2 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	April 30, 2017

The Standard & Poor’s 500® (“S&P 500”) Index* delivered double-digit return for the six months ended April 30, 2017. Spreads on high-yield corporate bonds, bank loans, and investment-grade bonds were driven to near-2014 lows by strong inflows from mutual funds and institutional investors. Yet the conditions that sparked the rally in these markets—the promises of pro-growth fiscal policies—have yet to see much progress on the legislative front. This has caused many investors to reduce risk exposure as they hedge against the growing potential for disappointing news out of Washington.

Nonetheless, the global macroeconomic environment remains positive. China has stabilized, Europe is recovering, corporate earnings in the United States are rising, and a U.S. recession appears unlikely before 2019.

Tracking estimates for first-quarter real Gross Domestic Product (“GDP”) growth gradually fell throughout the quarter despite strong gains in consumer and business sentiment since the election. After the period ended, on April 28, the advance release of first quarter GDP came in at a tepid 0.7 percent (and a second reading on May 26 was revised to 1.2 percent). We attribute a large portion of the apparent weakness to seasonal factors that have depressed as-reported first-quarter GDP growth over the past several years. In keeping with this pattern, we would expect the final first-quarter GDP number to be revised higher once benchmark GDP revisions are released in July. More importantly, the prospects for quarterly U.S. GDP growth are better going forward, and we expect a strong bounce back in the second quarter.

Our medium-term growth outlook has dimmed marginally as a result of the minimal progress seen to date on the Trump administration’s fiscal policy initiatives. The ongoing struggle to create a healthcare bill has sapped early legislative momentum, and tax reform will be a politically fraught process. Nevertheless, financial conditions have eased since the election, despite U.S. Federal Reserve (the “Fed”) rate hikes in December and March, and we continue to expect the economy to expand faster than its potential growth rate. This should push the unemployment rate to under 4.1 percent by the end of 2018, well below its natural rate of 4.7 percent, and support a continued gradual rise in underlying inflation, which is nearing the Fed’s 2 percent goal.

In light of these trends, we believe that the market is underpricing the likely pace of rate hikes by the Fed in 2017 and 2018. Importantly, Fed Chair Janet Yellen noted in March that the Federal Open Market Committee (“FOMC”) baseline forecast of two additional rate increases in 2017 and three more in 2018 was not conditioned on expectations for fiscal stimulus. Rather, it reflected a need to gradually remove accommodation due to the fact that the Fed has essentially achieved its dual mandate objectives for employment and inflation. Fiscal easing, if it materializes, could result in a faster pace of tightening, she explained, as could a further overshooting of the Fed’s labor market objectives.

Markets are skeptical and are pricing in 1.5 more rate hikes in 2017 and fewer than 1.5 rate hikes in 2018, according to fed funds futures contracts. We expect that the Fed will deliver two more rate hikes in 2017 and another four in 2018. Fed policymakers also appear set to formally announce a change in their balance sheet policy later this year, likely in September. In the coming months we are likely to learn further details on how the Fed intends to begin to shrink its portfolio.

For the six months ended April 30, 2017, the S&P 500 Index returned 13.32 percent. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 11.47 percent. The return of the MSCI Emerging Markets Index* was 8.88 percent.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a -0.67 percent return for the period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned 5.30 percent. The return of the Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.23 percent for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	April 30, 2017

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

FEES AND EXPENSES (Unaudited)

Shareholder Expense Example

As a shareholder of the Rydex ETF Trust, you incur transaction costs such as creation and redemption fees or brokerage charges, and ongoing costs including advisory fees, trustee fees and, if applicable, distribution fees. All other Trust expenses are paid by the advisor. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example in the table is based on an investment of $1,000 invested on October 31, 2016 and held for the six months ended April 30, 2017.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Expense Ratio[1]	Fund Return	Beginning Account Value October 31, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Guggenheim S&P 500® Top 50 ETF	0.20%	13.59%	$ 1,000.00	$ 1,135.90	$ 1.06
Guggenheim S&P 500® Pure Value ETF	0.35%	13.41%	1,000.00	1,134.10	1.85
Guggenheim S&P 500® Pure Growth ETF	0.35%	11.69%	1,000.00	1,116.90	1.84
Guggenheim S&P MidCap 400® Pure Value ETF	0.35%	16.76%	1,000.00	1,167.60	1.88
Guggenheim S&P MidCap 400® Pure Growth ETF	0.35%	16.18%	1,000.00	1,161.80	1.88
Guggenheim S&P SmallCap 600® Pure Value ETF	0.35%	12.92%	1,000.00	1,129.20	1.85
Guggenheim S&P SmallCap 600® Pure Growth ETF	0.35%	24.00%	1,000.00	1,240.00	1.94

Table 2. Based on hypothetical 5% return (before expenses)
Guggenheim S&P 500® Top 50 ETF	0.20%	5.00%	1,000.00	1,023.80	1.00
Guggenheim S&P 500® Pure Value ETF	0.35%	5.00%	1,000.00	1,023.06	1.76
Guggenheim S&P 500® Pure Growth ETF	0.35%	5.00%	1,000.00	1,023.06	1.76
Guggenheim S&P MidCap 400® Pure Value ETF	0.35%	5.00%	1,000.00	1,023.06	1.76
Guggenheim S&P MidCap 400® Pure Growth ETF	0.35%	5.00%	1,000.00	1,023.06	1.76
Guggenheim S&P SmallCap 600® Pure Value ETF	0.35%	5.00%	1,000.00	1,023.06	1.76
Guggenheim S&P SmallCap 600® Pure Growth ETF	0.35%	5.00%	1,000.00	1,023.06	1.76

[1]	Annualized.
[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period October 31, 2016 to April 30, 2017.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 5

PORTFOLIO SUMMARY (Unaudited)	April 30, 2017

GUGGENHEIM S&P 500® TOP 50 ETF

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings	(% of Total Net Assets)
Apple, Inc.	7.6%
Microsoft Corp.	5.3%
Amazon.com, Inc.	3.7%
Facebook, Inc. — Class A	3.6%
Exxon Mobil Corp.	3.4%
Johnson & Johnson	3.4%
Berkshire Hathaway, Inc. — Class B	3.2%
JPMorgan Chase & Co.	3.1%
Alphabet, Inc. — Class A	2.8%
Alphabet, Inc. — Class C	2.7%
Top Ten Total	38.8%

“Ten Largest Holdings” excludes any temporary cash investments.

6 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (Unaudited)	April 30, 2017

GUGGENHEIM S&P 500® PURE VALUE ETF

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings	(% of Total Net Assets)
Arconic, Inc.	2.4%
Berkshire Hathaway, Inc. — Class B	2.3%
Centene Corp.	2.0%
General Motors Co.	1.9%
Anthem, Inc.	1.9%
CenturyLink, Inc.	1.7%
Archer-Daniels-Midland Co.	1.7%
Valero Energy Corp.	1.7%
Prudential Financial, Inc.	1.7%
Assurant, Inc.	1.6%
Top Ten Total	18.9%

“Ten Largest Holdings” excludes any temporary cash investments.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 7

PORTFOLIO SUMMARY (Unaudited)	April 30, 2017

GUGGENHEIM S&P 500® PURE GROWTH ETF

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings	(% of Total Net Assets)
Applied Materials, Inc.	3.0%
Lam Research Corp.	2.1%
IDEXX Laboratories, Inc.	2.1%
Ulta Beauty, Inc.	2.0%
NVIDIA Corp.	2.0%
Broadcom Ltd.	1.8%
Facebook, Inc. — Class A	1.7%
UnitedHealth Group, Inc.	1.6%
Quanta Services, Inc.	1.5%
Corning, Inc.	1.5%
Top Ten Total	19.3%

“Ten Largest Holdings” excludes any temporary cash investments.

8 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (Unaudited)	April 30, 2017

GUGGENHEIM S&P MIDCAP 400® PURE VALUE ETF

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings	(% of Total Net Assets)
KB Home	2.8%
LifePoint Health, Inc.	2.3%
Jabil Circuit, Inc.	2.1%
Domtar Corp.	1.9%
Tech Data Corp.	1.8%
Dillard's, Inc. — Class A	1.8%
Arrow Electronics, Inc.	1.7%
CNO Financial Group, Inc.	1.7%
CalAtlantic Group, Inc.	1.7%
Office Depot, Inc.	1.7%
Top Ten Total	19.5%

“Ten Largest Holdings” excludes any temporary cash investments.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 9

PORTFOLIO SUMMARY (Unaudited)	April 30, 2017

GUGGENHEIM S&P MIDCAP 400® PURE GROWTH ETF

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings	(% of Total Net Assets)
Align Technology, Inc.	2.4%
WebMD Health Corp. — Class A	2.4%
InterDigital, Inc.	2.4%
Cognex Corp.	2.2%
ABIOMED, Inc.	2.1%
LogMeIn, Inc.	1.9%
MarketAxess Holdings, Inc.	1.9%
NuVasive, Inc.	1.7%
SLM Corp.	1.7%
Cirrus Logic, Inc.	1.7%
Top Ten Total	20.4%

“Ten Largest Holdings” excludes any temporary cash investments.

10 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (Unaudited)	April 30, 2017

GUGGENHEIM S&P SMALLCAP 600® PURE VALUE ETF

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings	(% of Total Net Assets)
Kelly Services, Inc. — Class A	1.5%
Exterran Corp.	1.4%
M/I Homes, Inc.	1.4%
Seneca Foods Corp. — Class A	1.4%
Invacare Corp.	1.3%
Wabash National Corp.	1.2%
Universal Corp.	1.2%
Barnes & Noble Education, Inc.	1.2%
Fred's, Inc. — Class A	1.2%
Meritage Homes Corp.	1.2%
Top Ten Total	13.0%

“Ten Largest Holdings” excludes any temporary cash investments.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 11

PORTFOLIO SUMMARY (Unaudited)	April 30, 2017

GUGGENHEIM S&P SMALLCAP 600® PURE GROWTH ETF

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings	(% of Total Net Assets)
NutriSystem, Inc.	1.9%
BioTelemetry, Inc.	1.7%
Installed Building Products, Inc.	1.7%
MiMedx Group, Inc.	1.5%
MKS Instruments, Inc.	1.5%
LendingTree, Inc.	1.5%
Supernus Pharmaceuticals, Inc.	1.4%
Nanometrics, Inc.	1.3%
TiVo Corp.	1.3%
Four Corners Property Trust, Inc.	1.2%
Top Ten Total	15.0%

“Ten Largest Holdings” excludes any temporary cash investments.

12 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2017
GUGGENHEIM S&P 500® TOP 50 ETF

	Shares	Value

COMMON STOCKS† - 99.8%

Consumer, Non-cyclical - 24.6%
Johnson & Johnson	177,735	$21,944,941
Procter & Gamble Co.	167,461	14,624,369
Pfizer, Inc.	389,872	13,224,458
Philip Morris International, Inc.	101,622	11,263,783
Merck & Company, Inc.	179,845	11,209,739
UnitedHealth Group, Inc.	63,021	11,021,112
Coca-Cola Co.	253,115	10,921,913
PepsiCo, Inc.	93,487	10,590,207
Altria Group, Inc.	127,040	9,118,931
Amgen, Inc.	48,240	7,878,557
Medtronic plc	89,668	7,450,514
AbbVie, Inc.	104,408	6,884,664
Celgene Corp.*	50,961	6,321,712
Bristol-Myers Squibb Co.	109,569	6,141,342
Gilead Sciences, Inc.	85,618	5,869,114
Allergan plc	21,959	5,354,922
Total Consumer, Non-cyclical		159,820,278

Communications - 22.3%
Amazon.com, Inc.*	25,943	23,997,016
Facebook, Inc. — Class A*	154,272	23,179,368
Alphabet, Inc. — Class A*	19,461	17,992,084
Alphabet, Inc. — Class C*	19,356	17,535,762
AT&T, Inc.	402,297	15,943,030
Verizon Communications, Inc.	267,014	12,258,613
Comcast Corp. — Class A	310,012	12,149,370
Cisco Systems, Inc.	328,035	11,176,152
Walt Disney Co.	95,292	11,015,755
Total Communications		145,247,150

Technology - 18.2%
Apple, Inc.	343,669	49,368,052
Microsoft Corp.	506,185	34,653,425
Intel Corp.	309,704	11,195,800
International Business Machines Corp.	56,224	9,012,145
Oracle Corp.	196,320	8,826,547
QUALCOMM, Inc.	96,753	5,199,506
Total Technology		118,255,475

Financial - 15.5%
Berkshire Hathaway, Inc. — Class B*	124,412	20,554,107
JPMorgan Chase & Co.	233,978	20,356,086
Wells Fargo & Co.	294,966	15,880,969
Bank of America Corp.	656,685	15,327,028
Visa, Inc. — Class A1	121,709	11,102,295
Citigroup, Inc.	181,493	10,729,866
Mastercard, Inc. — Class A	60,914	7,085,516
Total Financial		101,035,867

Industrial - 7.6%
General Electric Co.	571,508	16,568,016
3M Co.	39,054	7,647,945
Boeing Co.	37,311	6,896,192
Honeywell International, Inc.	49,861	6,538,772
Union Pacific Corp.	53,307	5,968,252
United Technologies Corp.	49,092	5,841,457
Total Industrial		49,460,634

Energy - 6.5%
Exxon Mobil Corp.	271,613	22,177,201
Chevron Corp.	124,007	13,231,547
Schlumberger Ltd.	91,320	6,628,919
Total Energy		42,037,667

Consumer, Cyclical - 5.1%
Home Depot, Inc.	79,795	12,456,000
McDonald’s Corp.	53,647	7,506,825
Wal-Mart Stores, Inc.	98,640	7,415,755
CVS Health Corp.	67,187	5,538,896
Total Consumer, Cyclical		32,917,476

Total Common Stocks
(Cost $518,229,100)		648,774,547

SHORT-TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund — Institutional Shares, 0.53%[2]	815,286	815,286
Total Short-Term Investments
(Cost $815,286)		815,286

Total Investments - 99.9%
(Cost $519,044,386)		$649,589,833
Other Assets & Liabilities, net - 0.1%		656,608
Total Net Assets - 100.0%		$650,246,441

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
[1]	All or portion of this security is on loan at April 30, 2017 — See Note 5.
[2]	Rate indicated is the 7 day yield as of April 30, 2017.
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2017
GUGGENHEIM S&P 500® TOP 50 ETF

The following table summarizes the inputs used to value the Fund's investments at April 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$648,774,547	$—	$—	$648,774,547
Short-Term Investments	815,286	—	—	815,286
Total Assets	$649,589,833	$—	$—	$649,589,833

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended April 30, 2017, there were no transfers between levels.

14 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2017
GUGGENHEIM S&P 500® PURE VALUE ETF

	Shares	Value

COMMON STOCKS† - 99.8%

Financial - 31.6%
Berkshire Hathaway, Inc. — Class B*	127,244	$21,021,981
Prudential Financial, Inc.	145,823	15,607,436
Assurant, Inc.	150,144	14,449,858
XL Group Ltd.	326,107	13,647,578
Unum Group	274,427	12,714,203
Hartford Financial Services Group, Inc.	261,869	12,663,985
Lincoln National Corp.	183,371	12,089,650
MetLife, Inc.	233,298	12,087,169
Allstate Corp.	141,441	11,497,739
Loews Corp.	224,962	10,487,728
Citigroup, Inc.	164,273	9,711,821
Bank of America Corp.	415,151	9,689,624
American International Group, Inc.	148,008	9,015,167
Capital One Financial Corp.	111,431	8,956,824
Aflac, Inc.	112,714	8,440,024
Travelers Cos., Inc.	67,072	8,159,979
Regions Financial Corp.	531,744	7,311,480
Morgan Stanley	168,019	7,286,984
SunTrust Banks, Inc.	123,730	7,029,101
Chubb Ltd.	48,803	6,698,212
Principal Financial Group, Inc.	96,331	6,274,038
JPMorgan Chase & Co.	65,440	5,693,280
Progressive Corp.	140,994	5,600,282
PNC Financial Services Group, Inc.	43,670	5,229,483
Goldman Sachs Group, Inc.	23,303	5,215,211
Zions Bancorporation	126,920	5,080,608
Fifth Third Bancorp	204,389	4,993,223
People’s United Financial, Inc.[1]	259,238	4,528,888
Navient Corp.	279,883	4,254,222
Bank of New York Mellon Corp.	86,083	4,051,066
BB&T Corp.	90,283	3,898,420
Torchmark Corp.	50,114	3,844,245
Wells Fargo & Co.	71,400	3,844,176
Huntington Bancshares, Inc.	275,607	3,544,306
State Street Corp.	39,007	3,272,687
Invesco Ltd.	96,453	3,177,162
Total Financial		291,067,840

Consumer, Cyclical - 20.7%
General Motors Co.	499,719	17,310,267
Ford Motor Co.	1,191,495	13,666,448
Staples, Inc.	1,231,033	12,027,192
Goodyear Tire & Rubber Co.	328,663	11,907,460
AutoNation, Inc.*,1	276,238	11,601,996
PulteGroup, Inc.	484,731	10,988,852
Wal-Mart Stores, Inc.	143,544	10,791,638
CVS Health Corp.	128,221	10,570,540
DR Horton, Inc.	299,523	9,851,311
Lennar Corp. — Class A	194,988	9,846,894
Whirlpool Corp.	45,677	8,481,305
Kohl’s Corp.[1]	188,091	7,341,192
Bed Bath & Beyond, Inc.	172,405	6,680,694
BorgWarner, Inc.[1]	148,245	6,267,799
Costco Wholesale Corp.	31,914	5,665,373
PVH Corp.	54,324	5,488,353
Gap, Inc.[1]	209,008	5,476,010
Macy’s, Inc.	180,723	5,280,726
Walgreens Boots Alliance, Inc.	47,562	4,116,015
Carnival Corp.	64,497	3,983,980
Target Corp.	69,556	3,884,703
American Airlines Group, Inc.[1]	86,253	3,676,102
Delta Air Lines, Inc.	80,658	3,665,100
Signet Jewelers Ltd.[1]	36,122	2,378,272
Total Consumer, Cyclical		190,948,222

Consumer, Non-cyclical - 15.8%
Centene Corp.*	242,189	18,018,861
Anthem, Inc.	96,556	17,176,347
Archer-Daniels-Midland Co.	346,640	15,858,780
Cardinal Health, Inc.	145,533	10,564,240
McKesson Corp.	73,619	10,180,772
Tyson Foods, Inc. — Class A	149,175	9,585,986
AmerisourceBergen Corp. — Class A1	113,254	9,292,491
Kroger Co.	285,428	8,462,940
Mallinckrodt plc*	172,126	8,076,151
Allergan plc	30,975	7,553,564
Express Scripts Holding Co.*	116,962	7,174,449
Patterson Companies, Inc.[1]	159,383	7,090,950
Whole Foods Market, Inc.[1]	193,538	7,038,977
Cigna Corp.	33,452	5,230,889
DaVita, Inc.*	65,803	4,541,065
Total Consumer, Non-cyclical		145,846,462

Utilities - 7.8%
Entergy Corp.	127,325	9,709,804
Exelon Corp.	279,190	9,668,350
FirstEnergy Corp.	239,767	7,178,624
AES Corp.	606,191	6,856,020
NRG Energy, Inc.	395,849	6,689,848
Duke Energy Corp.	77,085	6,359,513
Consolidated Edison, Inc.	70,955	5,625,312
Eversource Energy	74,531	4,427,141
Public Service Enterprise Group, Inc.	96,493	4,250,517
Ameren Corp.	70,436	3,852,145
Xcel Energy, Inc.	82,984	3,738,429
DTE Energy Co.	34,179	3,574,782
Total Utilities		71,930,485

Industrial - 7.4%
Arconic, Inc.	825,464	22,559,932
Fluor Corp.	198,612	10,192,768
WestRock Co.	145,076	7,770,271
Ryder System, Inc.	105,164	7,141,687
Jacobs Engineering Group, Inc.	128,182	7,039,755
Textron, Inc.	111,944	5,223,307
Johnson Controls International plc	111,506	4,635,304
Eaton Corp. plc	51,330	3,882,601
Total Industrial		68,445,625

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2017
GUGGENHEIM S&P 500® PURE VALUE ETF

	Shares	Value

Energy - 6.6%
Valero Energy Corp.	243,078	$15,705,269
Tesoro Corp.	155,577	12,401,043
Marathon Petroleum Corp.	237,611	12,103,904
Transocean Ltd.*,1	868,963	9,584,662
Phillips 66	95,085	7,564,963
Marathon Oil Corp.	204,750	3,044,633
Total Energy		60,404,474

Communications - 3.9%
CenturyLink, Inc.[1]	623,150	15,996,260
News Corp. — Class A	783,734	9,969,096
AT&T, Inc.	92,466	3,664,428
TEGNA, Inc.	138,981	3,541,236
News Corp. — Class B	244,930	3,184,090
Total Communications		36,355,110

Technology - 3.2%
Xerox Corp.	1,703,045	12,244,893
Hewlett Packard Enterprise Co.	430,252	8,015,595
HP, Inc.	284,191	5,348,475
Western Digital Corp.	47,641	4,243,384
Total Technology		29,852,347

Diversified - 1.5%
Leucadia National Corp.	542,378	13,770,977

Basic Materials - 1.3%
Mosaic Co.	317,453	8,549,009
Eastman Chemical Co.	43,262	3,450,145
Total Basic Materials		11,999,154

Total Common Stocks
(Cost $899,819,408)		920,620,696

SHORT-TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund — Institutional Shares, 0.53%[2]	513,813	513,813
Total Short-Term Investments
(Cost $513,813)		513,813

	Face Amount

SECURITIES LENDING COLLATERAL††,3 - 2.1%
Joint Repurchase Agreements
Citigroup Global Markets, Inc. issued 04/28/17 at 0.82% due 05/01/17	$4,494,472	4,494,472
RBC Dominion Securities, Inc. issued 04/28/17 at 0.81% due 05/01/17	4,494,472	4,494,472
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 04/28/17 at 0.81% due 05/01/17	4,494,472	4,494,472
State of Wisconsin Investment Board issued 04/28/17 at 1.00% due 05/01/17	4,094,423	4,094,423
Royal Bank of Scotland Group issued 04/28/17 at 0.80% due 05/01/17	1,731,871	1,731,871
Total Securities Lending Collateral
(Cost $19,309,710)		19,309,710

Total Investments - 102.0%
(Cost $919,642,931)		$940,444,219
Other Assets & Liabilities, net - (2.0)%		(18,849,400)
Total Net Assets - 100.0%		$921,594,819

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at April 30, 2017 — See Note 5.
[2]	Rate indicated is the 7 day yield as of April 30, 2017.
[3]	Securities lending collateral — See Note 5.
plc — Public Limited Company

See Sector Classification in Other Information section.

16 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2017
GUGGENHEIM S&P 500® PURE VALUE ETF

The following table summarizes the inputs used to value the Fund's investments at April 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$920,620,696	$—	$—	$920,620,696
Securities Lending Collateral	—	19,309,710	—	19,309,710
Short-Term Investments	513,813	—	—	513,813
Total Assets	$921,134,509	$19,309,710	$—	$940,444,219

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended April 30, 2017, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2017
GUGGENHEIM S&P 500® PURE GROWTH ETF

	Shares	Value

COMMON STOCKS† - 99.9%

Consumer, Non-cyclical - 20.6%
IDEXX Laboratories, Inc.*	238,075	$39,932,320
UnitedHealth Group, Inc.	173,234	30,295,161
Quanta Services, Inc.*	830,504	29,433,062
Constellation Brands, Inc. — Class A	127,709	22,034,911
Celgene Corp.*	176,772	21,928,566
PayPal Holdings, Inc.*	403,840	19,271,245
Humana, Inc.	83,159	18,459,635
Aetna, Inc.	131,848	17,808,709
Biogen, Inc.*	62,248	16,882,280
Incyte Corp.*	135,549	16,846,030
Total System Services, Inc.	256,560	14,703,454
Verisk Analytics, Inc. — Class A*	177,391	14,689,749
Cintas Corp.	115,577	14,154,715
Gartner, Inc.*	123,344	14,072,317
Edwards Lifesciences Corp.*	122,061	13,386,430
S&P Global, Inc.	99,362	13,333,387
United Rentals, Inc.*	120,245	13,186,067
CR Bard, Inc.	42,869	13,181,360
Becton Dickinson and Co.	70,347	13,152,778
Intuitive Surgical, Inc.*,1	14,525	12,141,012
Boston Scientific Corp.*	427,311	11,272,464
Stryker Corp.	78,048	10,643,406
Gilead Sciences, Inc.	134,992	9,253,702
Total Consumer, Non-cyclical		400,062,760

Technology - 20.6%
Applied Materials, Inc.	1,421,990	57,747,015
Lam Research Corp.[1]	280,912	40,690,103
NVIDIA Corp.	368,361	38,420,051
Broadcom Ltd.	161,714	35,708,068
Microchip Technology, Inc.[1]	318,662	24,084,474
Activision Blizzard, Inc.	416,665	21,770,746
Skyworks Solutions, Inc.	210,813	21,026,489
salesforce.com, Inc.*	213,955	18,425,804
Adobe Systems, Inc.*	117,098	15,660,687
Akamai Technologies, Inc.*	244,465	14,897,697
Red Hat, Inc.*	163,836	14,430,675
Electronic Arts, Inc.*	147,245	13,961,771
Fidelity National Information Services, Inc.	155,683	13,106,952
Cerner Corp.*	196,780	12,741,505
Texas Instruments, Inc.	155,425	12,306,552
Citrix Systems, Inc.*	149,152	12,072,363
Analog Devices, Inc.	152,693	11,635,207
Fiserv, Inc.*	89,060	10,610,608
QUALCOMM, Inc.	178,576	9,596,674
Total Technology		398,893,441

Communications - 15.1%
Facebook, Inc. — Class A*	214,050	32,161,013
Charter Communications, Inc. — Class A*	82,845	28,594,781
Amazon.com, Inc.*	29,746	27,514,753
Priceline Group, Inc.*	13,801	25,487,962
F5 Networks, Inc.*	180,210	23,270,517
Motorola Solutions, Inc.	253,645	21,805,861
Scripps Networks Interactive, Inc. — Class A	268,357	20,051,635
Netflix, Inc.*	121,342	18,468,252
Expedia, Inc.	123,883	16,565,635
Time Warner, Inc.	148,342	14,725,910
CBS Corp. — Class B	217,353	14,467,016
Comcast Corp. — Class A	296,602	11,623,832
VeriSign, Inc.*,1	114,394	10,171,914
Discovery Communications, Inc. — Class C*	300,558	8,409,613
Alphabet, Inc. — Class A*	6,736	6,227,566
Alphabet, Inc. — Class C*	6,762	6,126,102
Discovery Communications, Inc. — Class A*,1	207,877	5,982,700
Total Communications		291,655,062

Financial - 14.0%
Prologis, Inc.	514,723	28,006,078
UDR, Inc.	564,496	21,078,281
E*TRADE Financial Corp.*	592,765	20,480,031
Intercontinental Exchange, Inc.	335,551	20,200,170
Apartment Investment & Management Co. — Class A	440,249	19,256,491
American Tower Corp. — Class A	135,079	17,011,850
AvalonBay Communities, Inc.	89,144	16,923,097
Welltower, Inc.	214,338	15,312,307
Host Hotels & Resorts, Inc.[1]	841,530	15,105,464
Digital Realty Trust, Inc.	125,966	14,465,935
GGP, Inc.	597,590	12,913,920
Arthur J Gallagher & Co.	204,741	11,426,595
Charles Schwab Corp.	289,313	11,239,810
Kimco Realty Corp.	514,345	10,436,060
Mastercard, Inc. — Class A	85,338	9,926,516
Extra Space Storage, Inc.	127,515	9,631,208
Discover Financial Services	147,407	9,226,204
Marsh & McLennan Companies, Inc.	124,231	9,209,244
Total Financial		271,849,261

Industrial - 13.5%
Corning, Inc.	996,422	28,746,774
Vulcan Materials Co.	209,124	25,278,909
Ingersoll-Rand plc	259,852	23,061,865
Martin Marietta Materials, Inc.	82,949	18,264,540
Amphenol Corp. — Class A	226,712	16,393,545
TransDigm Group, Inc.[1]	63,817	15,745,568
Cummins, Inc.	98,021	14,795,290
Northrop Grumman Corp.	59,086	14,532,793
Illinois Tool Works, Inc.	102,945	14,215,675
General Dynamics Corp.	70,266	13,616,848
FedEx Corp.	68,664	13,025,561
Garmin Ltd.[1]	252,296	12,826,729
Harris Corp.	113,220	12,668,186
Republic Services, Inc. — Class A	178,856	11,266,139
Xylem, Inc.	189,404	9,737,260
Acuity Brands, Inc.[1]	53,926	9,496,369

18 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2017
GUGGENHEIM S&P 500® PURE GROWTH ETF

	Shares	Value

J.B. Hunt Transport Services, Inc.	97,929	$8,780,314
Total Industrial		262,452,365

Consumer, Cyclical - 13.1%
Ulta Beauty, Inc.*	140,434	39,523,745
Starbucks Corp.	442,851	26,597,631
Darden Restaurants, Inc.	268,997	22,915,854
Dollar Tree, Inc.*	262,404	21,719,179
LKQ Corp.*	636,703	19,890,602
United Continental Holdings, Inc.*	281,133	19,738,348
Michael Kors Holdings Ltd.*,1	426,797	15,932,332
Ross Stores, Inc.	236,860	15,395,900
Dollar General Corp.	179,181	13,028,251
Southwest Airlines Co.	198,386	11,153,261
Marriott International, Inc. — Class A	114,639	10,824,214
Harley-Davidson, Inc.	187,519	10,652,954
Hasbro, Inc.	98,380	9,750,442
O’Reilly Automotive, Inc.*	36,983	9,177,331
Advance Auto Parts, Inc.	56,712	8,061,044
Total Consumer, Cyclical		254,361,088

Basic Materials - 1.7%
Albemarle Corp.	189,738	20,664,365
Newmont Mining Corp.	358,848	12,132,651
Total Basic Materials		32,797,016

Energy - 0.8%
Murphy Oil Corp.[1]	559,761	14,654,543

Utilities - 0.5%
American Water Works Co., Inc.	118,976	9,489,526

Total Common Stocks
(Cost $1,646,715,545)		1,936,215,062

SHORT-TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund — Institutional Shares, 0.53%[2]	1,875,903	1,875,903
Total Short-Term Investments
(Cost $1,875,903)		1,875,903

	Face Amount

SECURITIES LENDING COLLATERAL††,3 - 1.9%
Joint Repurchase Agreements
Citigroup Global Markets, Inc. issued 04/28/17 at 0.82% due 05/01/17	$8,809,141	8,809,141
RBC Dominion Securities, Inc. issued 04/28/17 at 0.81% due 05/01/17	8,809,141	8,809,141
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 04/28/17 at 0.81% due 05/01/17	8,809,141	8,809,141
State of Wisconsin Investment Board issued 04/28/17 at 1.00% due 05/01/17	8,025,391	8,025,391
Royal Bank of Scotland Group issued 04/28/17 at 0.80% due 05/01/17	3,393,887	3,393,887
Total Securities Lending Collateral
(Cost $37,846,701)		37,846,701

Total Investments - 101.9%
(Cost $1,686,438,149)		$1,975,937,666
Other Assets & Liabilities, net - (1.9)%		(37,656,821)
Total Net Assets - 100.0%		$1,938,280,845

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at April 30, 2017 — See Note 5.
[2]	Rate indicated is the 7 day yield as of April 30, 2017.
[3]	Securities lending collateral — See Note 5.
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2017
GUGGENHEIM S&P 500® PURE GROWTH ETF

The following table summarizes the inputs used to value the Fund's investments at April 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$1,936,215,062	$—	$—	$1,936,215,062
Securities Lending Collateral	—	37,846,701	—	37,846,701
Short-Term Investments	1,875,903	—	—	1,875,903
Total Assets	$1,938,090,965	$37,846,701	$—	$1,975,937,666

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended April 30, 2017, there were no transfers between levels.

20 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2017
GUGGENHEIM S&P MIDCAP 400® PURE VALUE ETF

	Shares	Value

COMMON STOCKS† - 99.9%

Financial - 23.2%
CNO Financial Group, Inc.	168,109	$3,542,057
Old Republic International Corp.	151,909	3,141,478
Reinsurance Group of America, Inc. — Class A	25,066	3,134,253
Genworth Financial, Inc. — Class A*	709,249	2,865,366
First American Financial Corp.	58,864	2,555,285
Aspen Insurance Holdings Ltd.	48,242	2,525,469
Hanover Insurance Group, Inc.	26,785	2,364,311
Everest Re Group Ltd.	9,113	2,293,833
Jones Lang LaSalle, Inc.	18,825	2,162,240
Legg Mason, Inc.	57,742	2,158,396
Quality Care Properties, Inc.*	121,653	2,110,680
Kemper Corp.[1]	51,099	2,010,746
Alleghany Corp.*	3,108	1,898,056
Medical Properties Trust, Inc.[1]	141,392	1,847,993
American Financial Group, Inc.	16,796	1,634,419
WR Berkley Corp.	23,374	1,588,965
Cousins Properties, Inc.[1]	171,824	1,458,786
Umpqua Holdings Corp.	80,183	1,416,834
LaSalle Hotel Properties	38,812	1,108,471
CoreCivic, Inc.	31,834	1,096,681
Associated Banc-Corp.	43,715	1,088,504
Stifel Financial Corp.*,1	22,154	1,082,666
Mercury General Corp.[1]	16,876	1,037,705
TCF Financial Corp.	53,787	888,023
Janus Capital Group, Inc.	56,649	773,825
Total Financial		47,785,042

Consumer, Cyclical - 19.5%
KB Home[1]	281,956	5,808,295
Dillard’s, Inc. — Class A1	65,082	3,603,590
CalAtlantic Group, Inc.[1]	97,783	3,541,700
Office Depot, Inc.	706,147	3,509,551
GameStop Corp. — Class A1	151,427	3,435,879
TRI Pointe Group, Inc.*,1	226,850	2,824,283
World Fuel Services Corp.	70,552	2,598,430
Toll Brothers, Inc.	67,951	2,445,556
CST Brands, Inc.	48,098	2,322,652
Dana, Inc.	96,460	1,873,253
Cooper Tire & Rubber Co.[1]	45,107	1,727,598
Big Lots, Inc.[1]	32,947	1,663,494
JetBlue Airways Corp.*	61,786	1,348,788
International Speedway Corp. — Class A	27,809	1,031,714
HSN, Inc.	21,649	798,848
American Eagle Outfitters, Inc.[1]	54,426	766,862
J.C. Penney Company, Inc.*,1	125,958	677,654
Total Consumer, Cyclical		39,978,147

Industrial - 19.1%
Jabil Circuit, Inc.	149,048	4,325,373
Tech Data Corp.*,1	39,472	3,775,496
Arrow Electronics, Inc.*	50,777	3,579,779
Avnet, Inc.	81,596	3,156,949
AECOM*	72,287	2,472,938
Terex Corp.	69,432	2,428,731
Trinity Industries, Inc.	88,413	2,378,310
KLX, Inc.*	46,827	2,214,917
SYNNEX Corp.	19,785	2,145,288
AGCO Corp.	33,014	2,112,566
Owens-Illinois, Inc.*	84,838	1,851,165
Vishay Intertechnology, Inc.[1]	82,306	1,345,703
KBR, Inc.[1]	93,904	1,319,351
Regal Beloit Corp.	16,536	1,303,864
Cree, Inc.*	48,936	1,070,720
Greif, Inc. — Class A	16,168	947,768
Kirby Corp.*,1	12,651	893,161
Werner Enterprises, Inc.	32,651	891,372
Esterline Technologies Corp.*	9,655	882,950
Total Industrial		39,096,401

Consumer, Non-cyclical - 17.2%
LifePoint Health, Inc.*	76,100	4,729,614
ManpowerGroup, Inc.	29,187	2,947,303
Endo International plc*	253,223	2,879,146
United Natural Foods, Inc.*,1	65,566	2,722,956
Owens & Minor, Inc.	78,247	2,711,259
Molina Healthcare, Inc.*,1	53,772	2,677,308
Aaron’s, Inc.[1]	71,498	2,569,638
Graham Holdings Co. — Class B	4,257	2,561,437
TreeHouse Foods, Inc.*,1	26,792	2,346,979
Dean Foods Co.	112,752	2,225,724
DeVry Education Group, Inc.	52,613	1,991,402
FTI Consulting, Inc.*	34,489	1,192,975
Tenet Healthcare Corp.*,1	66,973	1,049,467
Halyard Health, Inc.*	26,440	1,044,380
Flowers Foods, Inc.[1]	47,334	928,220
Avon Products, Inc.*,1	146,545	710,743
Total Consumer, Non-cyclical		35,288,551

Energy - 8.9%
PBF Energy, Inc. — Class A	137,600	3,071,231
First Solar, Inc.*,1	101,765	3,007,156
Noble Corporation plc	583,824	2,802,355
HollyFrontier Corp.[1]	82,283	2,315,444
Murphy USA, Inc.*	32,852	2,285,514
Rowan Companies plc — Class A*	144,785	2,037,125
Western Refining, Inc.	55,631	1,918,713
Oceaneering International, Inc.[1]	34,590	912,830
Total Energy		18,350,368

Basic Materials - 4.7%
Domtar Corp.	100,465	3,983,437
Reliance Steel & Aluminum Co.	24,507	1,931,642
Commercial Metals Co.	79,138	1,475,132
Carpenter Technology Corp.	29,326	1,190,636
Olin Corp.	31,784	1,021,220
Total Basic Materials		9,602,067

Communications - 3.8%
Telephone & Data Systems, Inc.	116,088	3,187,776
Time, Inc.	164,223	2,496,190

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2017
GUGGENHEIM S&P MIDCAP 400® PURE VALUE ETF

	Shares	Value

Frontier Communications Corp.[1]	1,104,772	$2,076,971
Total Communications		7,760,937

Technology - 2.0%
NeuStar, Inc. — Class A*	49,620	1,647,384
Leidos Holdings, Inc.	24,275	1,278,322
Diebold Nixdorf, Inc.[1]	42,600	1,201,320
Total Technology		4,127,026

Utilities - 1.5%
Great Plains Energy, Inc.	63,248	1,871,508
Hawaiian Electric Industries, Inc.[1]	33,225	1,113,702
Total Utilities		2,985,210

Total Common Stocks
(Cost $195,719,361)		204,973,749

SHORT-TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund — Institutional Shares, 0.53%[2]	277,909	277,909
Total Short-Term Investments
(Cost $277,909)		277,909

	Face Amount

SECURITIES LENDING COLLATERAL††,3 - 10.3%
Joint Repurchase Agreements
Citigroup Global Markets, Inc. issued 04/28/17 at 0.82% due 05/01/17	$4,916,219	4,916,219
RBC Dominion Securities, Inc. issued 04/28/17 at 0.81% due 05/01/17	4,916,219	4,916,219
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 04/28/17 at 0.81% due 05/01/17	4,916,219	4,916,219
State of Wisconsin Investment Board issued 04/28/17 at 1.00% due 05/01/17	4,478,774	4,478,774
Royal Bank of Scotland Group issued 04/28/17 at 0.80% due 05/01/17	1,894,382	1,894,382
Total Securities Lending Collateral
(Cost $21,121,813)		21,121,813

Total Investments - 110.3%
(Cost $217,119,083)		$226,373,471
Other Assets & Liabilities, net - (10.3)%		(21,227,841)
Total Net Assets - 100.0%		$205,145,630

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at April 30, 2017 — See Note 5.
[2]	Rate indicated is the 7 day yield as of April 30, 2017.
[3]	Securities lending collateral — See Note 5.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at April 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$204,973,749	$—	$—	$204,973,749
Securities Lending Collateral	—	21,121,813	—	21,121,813
Short-Term Investments	277,909	—	—	277,909
Total Assets	$205,251,658	$21,121,813	$—	$226,373,471

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended April 30, 2017, there were no transfers between levels.

22 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2017
GUGGENHEIM S&P MIDCAP 400® PURE GROWTH ETF

	Shares	Value

COMMON STOCKS† - 99.9%

Consumer, Cyclical - 22.0%
Domino’s Pizza, Inc.[1]	49,313	$8,944,886
Kate Spade & Co.*	485,842	8,453,650
Thor Industries, Inc.	87,729	8,437,775
Urban Outfitters, Inc.*,1	315,679	7,222,736
Copart, Inc.*,1	218,096	6,739,166
Papa John’s International, Inc.[1]	81,866	6,472,326
Skechers U.S.A., Inc. — Class A*	256,093	6,466,348
Wendy’s Co.[1]	406,209	5,987,521
Dick’s Sporting Goods, Inc.	113,924	5,758,858
Texas Roadhouse, Inc. — Class A	120,487	5,648,431
Jack in the Box, Inc.	54,267	5,533,606
Panera Bread Co. — Class A*,1	17,533	5,482,218
Churchill Downs, Inc.[1]	32,184	5,368,291
Toro Co.[1]	81,972	5,321,622
NVR, Inc.*	2,365	4,993,106
MSC Industrial Direct Company, Inc. — Class A	50,939	4,560,569
Dunkin’ Brands Group, Inc.	78,907	4,407,745
Pool Corp.	36,548	4,371,872
Buffalo Wild Wings, Inc.*,1	22,762	3,586,153
Cheesecake Factory, Inc.[1]	52,846	3,390,599
Brinker International, Inc.[1]	66,663	2,945,838
Total Consumer, Cyclical		120,093,316

Consumer, Non-cyclical - 21.9%
Align Technology, Inc.*	98,836	13,305,302
ABIOMED, Inc.*	87,489	11,401,566
MarketAxess Holdings, Inc.	52,464	10,100,369
NuVasive, Inc.*,1	130,855	9,488,297
WellCare Health Plans, Inc.*	60,106	9,220,861
Masimo Corp.*	86,543	8,891,428
VCA, Inc.*	80,501	7,371,477
Bioverativ, Inc.*	121,526	7,146,944
Incorporated Research Holdings, Inc. — Class A*	142,582	6,416,190
HealthSouth Corp.[1]	127,726	5,990,349
CoreLogic, Inc.*	139,336	5,955,221
Akorn, Inc.*	159,810	5,345,645
Post Holdings, Inc.*,1	61,758	5,199,406
Avis Budget Group, Inc.*	160,346	4,890,553
Bio-Techne Corp.	45,342	4,855,221
Sotheby’s*,1	75,383	3,570,139
Total Consumer, Non-cyclical		119,148,968

Industrial - 17.4%
Cognex Corp.	137,580	11,741,077
Packaging Corporation of America	86,364	8,531,036
Nordson Corp.	51,481	6,445,421
Eagle Materials, Inc.	66,615	6,393,042
Granite Construction, Inc.	105,169	5,543,458
Carlisle Companies, Inc.	53,582	5,432,680
Old Dominion Freight Line, Inc.	58,381	5,167,886
Littelfuse, Inc.	33,175	5,113,926
Coherent, Inc.*	21,965	4,735,654
Gentex Corp.[1]	224,436	4,634,603
Zebra Technologies Corp. — Class A*	42,137	3,972,255
Worthington Industries, Inc.[1]	91,126	3,963,981
Landstar System, Inc.	44,711	3,820,555
AO Smith Corp.	69,889	3,765,619
Huntington Ingalls Industries, Inc.	17,177	3,450,688
Crane Co.	40,895	3,267,919
Woodward, Inc.	45,368	3,070,053
EnerSys	35,794	2,974,839
Curtiss-Wright Corp.	30,557	2,855,857
Total Industrial		94,880,549

Financial - 14.9%
SLM Corp.*	746,316	9,358,803
Uniti Group, Inc.	286,562	7,868,992
Primerica, Inc.[1]	89,753	7,521,301
First Horizon National Corp.	390,332	7,162,592
First Industrial Realty Trust, Inc.	236,415	6,652,718
Kilroy Realty Corp.	82,056	5,787,410
DCT Industrial Trust, Inc.	111,419	5,633,345
Brown & Brown, Inc.	113,086	4,851,389
Education Realty Trust, Inc.	122,102	4,733,895
Washington Federal, Inc.	120,887	4,073,892
Lamar Advertising Co. — Class A1	51,509	3,712,253
Duke Realty Corp.	133,192	3,693,414
Weingarten Realty Investors	111,156	3,642,582
Bank of the Ozarks, Inc.	73,293	3,479,219
Liberty Property Trust	77,787	3,155,819
Total Financial		81,327,624

Technology - 12.8%
Cirrus Logic, Inc.*,1	143,575	9,239,052
Take-Two Interactive Software, Inc.*,1	141,210	8,875,049
Monolithic Power Systems, Inc.	66,892	6,120,618
Microsemi Corp.*	117,207	5,501,697
Ultimate Software Group, Inc.*,1	25,042	5,075,262
NCR Corp.*	121,545	5,013,731
MAXIMUS, Inc.[1]	80,760	4,925,552
MSCI, Inc. — Class A	47,378	4,752,961
Science Applications International Corp.	56,215	4,103,133
Fair Isaac Corp.	26,223	3,552,692
Integrated Device Technology, Inc.*	147,224	3,531,904
IPG Photonics Corp.*	27,189	3,434,514
Broadridge Financial Solutions, Inc.	41,474	2,900,691
CommVault Systems, Inc.*	51,142	2,580,114
Total Technology		69,606,970

Communications - 6.7%
WebMD Health Corp. — Class A*	238,484	12,932,987
InterDigital, Inc.[1]	143,782	12,926,002
LogMeIn, Inc.	93,368	10,550,584
Total Communications		36,409,573

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2017
GUGGENHEIM S&P MIDCAP 400® PURE GROWTH ETF

	Shares	Value

Basic Materials - 2.8%
Royal Gold, Inc.	114,466	$8,090,457
Minerals Technologies, Inc.	91,886	7,231,428
Total Basic Materials		15,321,885

Utilities - 1.4%
Southwest Gas Holdings, Inc.	53,716	4,499,252
MDU Resources Group, Inc.	123,679	3,326,965
Total Utilities		7,826,217

Total Common Stocks
(Cost $489,842,425)		544,615,102

SHORT-TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund — Institutional Shares, 0.53%[2]	839,566	839,566
Total Short-Term Investments
(Cost $839,566)		839,566

	Face Amount

SECURITIES LENDING COLLATERAL††,3 - 2.4%
Joint Repurchase Agreements
Citigroup Global Markets, Inc. issued 04/28/17 at 0.82% due 05/01/17	$3,035,685	3,035,685
RBC Dominion Securities, Inc. issued 04/28/17 at 0.81% due 05/01/17	3,035,685	3,035,685
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 04/28/17 at 0.81% due 05/01/17	3,035,685	3,035,685
State of Wisconsin Investment Board issued 04/28/17 at 1.00% due 05/01/17	2,765,547	2,765,547
Royal Bank of Scotland Group issued 04/28/17 at 0.80% due 05/01/17	1,169,765	1,169,765
Total Securities Lending Collateral
(Cost $13,042,367)		13,042,367

Total Investments - 102.4%
(Cost $503,724,358)		$558,497,035
Other Assets & Liabilities, net - (2.4)%		(13,101,678)
Total Net Assets - 100.0%		$545,395,357

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at April 30, 2017 — See Note 5.
[2]	Rate indicated is the 7 day yield as of April 30, 2017.
[3]	Securities lending collateral — See Note 5.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at April 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$544,615,102	$—	$—	$544,615,102
Securities Lending Collateral	—	13,042,367	—	13,042,367
Short-Term Investments	839,566	—	—	839,566
Total Assets	$545,454,668	$13,042,367	$—	$558,497,035

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended April 30, 2017, there were no transfers between levels.

24 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2017
GUGGENHEIM S&P SMALLCAP 600® PURE VALUE ETF

	Shares	Value

COMMON STOCKS† - 99.9%

Consumer, Cyclical - 33.8%
M/I Homes, Inc.*	120,449	$3,271,395
Wabash National Corp.[1]	125,618	2,861,578
Barnes & Noble Education, Inc.*,1	258,764	2,693,733
Fred’s, Inc. — Class A1	182,558	2,687,254
Meritage Homes Corp.*	68,421	2,664,998
ScanSource, Inc.*	66,283	2,618,178
MDC Holdings, Inc.	82,735	2,565,612
Veritiv Corp.*	45,079	2,328,330
Abercrombie & Fitch Co. — Class A1	187,129	2,243,678
Essendant, Inc.	130,434	2,178,248
RH*,1	45,361	2,175,967
Sonic Automotive, Inc. — Class A	105,900	2,075,640
SkyWest, Inc.	53,089	1,974,911
Fossil Group, Inc.*,1	105,338	1,817,081
American Axle & Manufacturing Holdings, Inc.*	102,458	1,802,236
Tuesday Morning Corp.*,1	550,495	1,789,109
MarineMax, Inc.*	87,714	1,784,980
Group 1 Automotive, Inc.	25,107	1,731,128
Regis Corp.*	157,890	1,722,580
Anixter International, Inc.*	20,715	1,689,308
Shoe Carnival, Inc.[1]	66,131	1,677,743
Vitamin Shoppe, Inc.*	86,085	1,661,441
Haverty Furniture Companies, Inc.	66,984	1,651,156
Genesco, Inc.*	30,687	1,635,617
Cooper-Standard Holdings, Inc.*	14,118	1,596,322
Lithia Motors, Inc. — Class A1	16,667	1,592,532
Ascena Retail Group, Inc.*,1	384,839	1,504,720
Red Robin Gourmet Burgers, Inc.*,1	25,486	1,497,302
G-III Apparel Group Ltd.*,1	63,104	1,495,565
Perry Ellis International, Inc.*	71,551	1,468,226
Guess?, Inc.[1]	126,959	1,416,862
Big 5 Sporting Goods Corp.[1]	89,656	1,380,702
Kirkland’s, Inc.*	117,245	1,378,801
Express, Inc.*	157,866	1,362,384
Asbury Automotive Group, Inc.*	19,930	1,219,716
Barnes & Noble, Inc.	140,982	1,205,396
Penn National Gaming, Inc.*	62,764	1,159,879
Core-Mark Holding Company, Inc.	32,850	1,150,407
EZCORP, Inc. — Class A*,1	110,986	1,004,423
Caleres, Inc.	33,477	964,807
Finish Line, Inc. — Class A1	57,659	911,589
Superior Industries International, Inc.	34,992	761,076
Unifi, Inc.*	25,994	729,652
Stein Mart, Inc.	278,190	687,129
Ruby Tuesday, Inc.*	264,185	673,672
Movado Group, Inc.[1]	28,025	655,785
Cato Corp. — Class A	27,471	619,746
Crocs, Inc.*	84,472	526,261
Total Consumer, Cyclical		78,264,855

Consumer, Non-cyclical - 19.7%
Kelly Services, Inc. — Class A	152,454	3,402,774
Seneca Foods Corp. — Class A*	83,839	3,118,811
Invacare Corp.	203,706	2,994,478
Universal Corp.	38,027	2,793,083
Select Medical Holdings Corp.*	177,462	2,440,102
LSC Communications, Inc.	94,180	2,436,437
Diplomat Pharmacy, Inc.*,1	155,226	2,421,526
PharMerica Corp.*	93,043	2,195,815
TrueBlue, Inc.*	77,255	2,112,924
Darling Ingredients, Inc.*	133,002	2,012,320
Sanderson Farms, Inc.[1]	15,498	1,794,358
Almost Family, Inc.*	35,402	1,757,709
Integer Holdings Corp.*	46,117	1,694,800
Andersons, Inc.	42,872	1,601,269
Providence Service Corp.*	31,631	1,391,764
Community Health Systems, Inc.*,1	161,190	1,387,846
RR Donnelley & Sons Co.	106,588	1,339,811
Kindred Healthcare, Inc.[1]	128,952	1,237,939
CDI Corp.*	143,666	1,170,878
Heidrick & Struggles International, Inc.	53,315	1,146,273
Korn/Ferry International	28,183	913,129
Myriad Genetics, Inc.*,1	44,765	823,228
SUPERVALU, Inc.*	198,553	814,067
LHC Group, Inc.*	15,027	812,961
American Public Education, Inc.*	32,531	718,935
Quorum Health Corp.*,1	148,710	634,992
Resources Connection, Inc.[1]	35,460	492,894
Total Consumer, Non-cyclical		45,661,123

Industrial - 15.0%
Greenbrier Companies, Inc.[1]	61,328	2,664,702
Boise Cascade Co.*	87,303	2,662,742
Sanmina Corp.*	65,624	2,444,493
Benchmark Electronics, Inc.*	74,245	2,353,567
Atlas Air Worldwide Holdings, Inc.*	35,883	2,081,214
Olympic Steel, Inc.	91,249	2,057,665
Roadrunner Transportation Systems, Inc.*	288,890	1,941,340
ArcBest Corp.	69,588	1,840,602
Briggs & Stratton Corp.	64,834	1,620,202
Hub Group, Inc. — Class A*	35,232	1,379,333
Celadon Group, Inc.	338,006	1,335,124
LSB Industries, Inc.*,1	108,854	1,199,571
Electro Scientific Industries, Inc.*	162,712	1,135,730
Echo Global Logistics, Inc.*	56,757	1,064,194
AAR Corp.	28,493	1,025,463
DXP Enterprises, Inc.*	27,176	991,380
Plexus Corp.*	18,298	951,313
Aegion Corp. — Class A*	37,810	862,824
General Cable Corp.	47,066	847,188
TimkenSteel Corp.*,1	51,543	777,268
Powell Industries, Inc.	22,307	769,368
KapStone Paper and Packaging Corp.	36,387	767,402
Encore Wire Corp.	17,033	752,859
Kaman Corp.	12,091	580,489
Hornbeck Offshore Services, Inc.*,1	87,538	298,505
Tidewater, Inc.*,1	282,826	247,897
Total Industrial		34,652,435

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2017
GUGGENHEIM S&P SMALLCAP 600® PURE VALUE ETF

	Shares	Value

Financial - 13.5%
United Insurance Holdings Corp.[1]	144,761	$2,209,053
Maiden Holdings Ltd.	173,045	2,137,106
Encore Capital Group, Inc.*,1	63,827	2,128,631
American Equity Investment Life Holding Co.	81,245	1,927,131
INTL FCStone, Inc.*	48,942	1,827,984
Banc of California, Inc.[1]	83,627	1,814,706
Enova International, Inc.*	114,970	1,632,574
Infinity Property & Casualty Corp.	16,152	1,603,086
HCI Group, Inc.[1]	29,989	1,430,175
Stewart Information Services Corp.	28,802	1,366,367
World Acceptance Corp.*,1	22,187	1,173,692
United Fire Group, Inc.	24,977	1,098,988
Capstead Mortgage Corp.[1]	97,313	1,084,067
Selective Insurance Group, Inc.	20,095	1,061,016
OFG Bancorp	85,933	1,005,416
Horace Mann Educators Corp.	24,109	931,813
Investment Technology Group, Inc.	43,568	867,439
Employers Holdings, Inc.	21,627	865,080
HomeStreet, Inc.*	33,119	861,094
Opus Bank	38,046	857,937
Navigators Group, Inc.	14,823	801,183
Astoria Financial Corp.	37,920	773,189
Waddell & Reed Financial, Inc. — Class A	36,177	650,824
Chesapeake Lodging Trust	27,743	646,689
Safety Insurance Group, Inc.	8,043	582,313
Total Financial		31,337,553

Energy - 5.7%
Exterran Corp.*	122,232	3,345,489
Green Plains, Inc.[1]	80,076	1,841,748
Atwood Oceanics, Inc.*,1	213,308	1,670,202
Era Group, Inc.*	117,810	1,497,365
Gulf Island Fabrication, Inc.	148,793	1,480,490
Bristow Group, Inc.	106,621	1,425,523
Matrix Service Co.*	91,825	1,078,944
SunCoke Energy, Inc.*	56,145	514,850
Cloud Peak Energy, Inc.*,1	117,776	396,905
Total Energy		13,251,516

Communications - 5.7%
Comtech Telecommunications Corp.	189,652	2,657,025
Gannett Company, Inc.[1]	281,915	2,356,809
New Media Investment Group, Inc.	142,886	1,880,380
QuinStreet, Inc.*	401,268	1,797,681
Scholastic Corp.	26,987	1,166,648
Iridium Communications, Inc.*,1	107,817	1,142,860
FTD Companies, Inc.*	44,629	892,580
Spok Holdings, Inc.	46,418	833,203
Black Box Corp.	48,411	479,269
Total Communications		13,206,455

Basic Materials - 3.3%
AdvanSix, Inc.*	73,351	1,999,548
Century Aluminum Co.*	139,233	1,899,138
PH Glatfelter Co.	69,389	1,492,557
Materion Corp.	22,556	858,256
Clearwater Paper Corp.*	14,133	686,864
Rayonier Advanced Materials, Inc.	47,979	635,722
Total Basic Materials		7,572,085

Technology - 3.2%
Insight Enterprises, Inc.*	55,999	2,357,557
Virtusa Corp.*,1	40,098	1,242,236
Sykes Enterprises, Inc.*	31,001	924,140
Cohu, Inc.	44,055	825,150
Digi International, Inc.*	58,130	720,812
ManTech International Corp. — Class A	20,207	717,349
CACI International, Inc. — Class A*	5,415	638,970
Total Technology		7,426,214

Total Common Stocks
(Cost $231,269,058)		231,372,236

SHORT-TERM INVESTMENTS† - 0.2%
Federated U.S. Treasury Cash Reserve Fund — Institutional Shares, 0.53%[2]	494,430	494,430
Total Short-Term Investments
(Cost $494,430)		494,430

	Face Amount

SECURITIES LENDING COLLATERAL††,3 - 15.4%
Joint Repurchase Agreements
Deutsche Bank Securities, Inc. issued 04/28/17 at 0.85% due 05/01/17	$8,318,926	8,318,926
Mizuho Securities (USA), Inc. issued 04/28/17 at 0.83% due 05/01/17	8,318,926	8,318,926
Citigroup Global Markets, Inc. issued 04/28/17 at 0.82% due 05/01/17	8,318,926	8,318,926
RBC Dominion Securities, Inc. issued 04/28/17 at 0.81% due 05/01/17	8,318,926	8,318,926
Royal Bank of Scotland Group issued 04/28/17 at 0.80% due 05/01/17	2,465,403	2,465,403
Total Securities Lending Collateral
(Cost $35,741,107)		35,741,107

Total Investments - 115.5%
(Cost $267,504,595)		$267,607,773
Other Assets & Liabilities, net - (15.5)%		(35,980,147)
Total Net Assets - 100.0%		$231,627,626

26 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2017
GUGGENHEIM S&P SMALLCAP 600® PURE VALUE ETF

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at April 30, 2017 — See Note 5.
[2]	Rate indicated is the 7 day yield as of April 30, 2017.
[3]	Securities lending collateral — See Note 5.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at April 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$231,372,236	$—	$—	$231,372,236
Securities Lending Collateral	—	35,741,107	—	35,741,107
Short-Term Investments	494,430	—	—	494,430
Total Assets	$231,866,666	$35,741,107	$—	$267,607,773

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended April 30, 2017, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2017
GUGGENHEIM S&P SMALLCAP 600® PURE GROWTH ETF

	Shares	Value

COMMON STOCKS† - 99.9%

Consumer, Non-cyclical - 28.5%
NutriSystem, Inc.	64,919	$3,469,921
BioTelemetry, Inc.*	93,184	3,065,754
MiMedx Group, Inc.*,1	216,204	2,743,628
LendingTree, Inc.*,1	19,186	2,703,307
Supernus Pharmaceuticals, Inc.*	76,041	2,478,936
OraSure Technologies, Inc.*	154,455	2,024,905
Innoviva, Inc.*,1	164,444	1,937,973
Viad Corp.	41,643	1,882,264
Insperity, Inc.	19,695	1,799,139
SpartanNash Co.	47,356	1,742,701
Progenics Pharmaceuticals, Inc.*,1	210,541	1,667,484
Heska Corp.*	15,404	1,667,483
Central Garden & Pet Co. — Class A*	44,801	1,578,339
Cytokinetics, Inc.*,1	90,843	1,489,825
AMN Healthcare Services, Inc.*,1	34,804	1,421,743
Cross Country Healthcare, Inc.*	89,426	1,249,281
SciClone Pharmaceuticals, Inc.*	125,289	1,209,039
ANI Pharmaceuticals, Inc.*,1	21,282	1,151,782
AMAG Pharmaceuticals, Inc.*,1	46,511	1,134,869
B&G Foods, Inc.[1]	22,716	954,072
Cardtronics plc — Class A*	22,010	915,176
Cantel Medical Corp.	12,120	901,849
Calavo Growers, Inc.[1]	13,394	878,646
Capella Education Co.	9,089	866,182
Merit Medical Systems, Inc.*	24,648	830,638
Navigant Consulting, Inc.*	34,072	816,705
CryoLife, Inc.*	42,924	779,071
Ligand Pharmaceuticals, Inc. — Class B*,1	6,961	773,854
Luminex Corp.	40,852	769,243
Eagle Pharmaceuticals, Inc.*,1	7,585	687,125
Enanta Pharmaceuticals, Inc.*	19,982	634,429
HMS Holdings Corp.*	30,924	633,014
Forrester Research, Inc.	15,401	624,511
Sucampo Pharmaceuticals, Inc. — Class A*,1	58,286	591,603
Landauer, Inc.	11,074	582,492
US Physical Therapy, Inc.	8,377	549,531
Central Garden & Pet Co.*,1	13,435	507,843
Neogen Corp.*	7,607	474,144
Momenta Pharmaceuticals, Inc.*	30,983	444,606
Surmodics, Inc.*	19,121	436,915
Total Consumer, Non-cyclical		51,070,022

Industrial - 20.7%
CTS Corp.	95,064	2,100,914
Trex Company, Inc.*	27,937	2,044,709
Orion Group Holdings, Inc.*	266,830	2,014,567
Advanced Energy Industries, Inc.*	26,703	1,970,681
TTM Technologies, Inc.*,1	116,761	1,953,412
TopBuild Corp.*	36,970	1,892,494
Patrick Industries, Inc.*	25,699	1,825,914
Tetra Tech, Inc.	41,160	1,808,982
Griffon Corp.[1]	69,853	1,676,472
II-VI, Inc.*	48,499	1,607,742
Axon Enterprise, Inc.*,1	60,404	1,484,730
Headwaters, Inc.*	60,370	1,434,391
Fabrinet*,1	38,855	1,347,102
Gibraltar Industries, Inc.*	32,192	1,263,536
MYR Group, Inc.*	29,365	1,240,965
John Bean Technologies Corp.	13,981	1,239,416
US Ecology, Inc.	25,903	1,221,326
Lydall, Inc.*	21,274	1,114,758
Quanex Building Products Corp.	52,310	1,067,124
Vicor Corp.*	58,865	1,059,570
Insteel Industries, Inc.	25,813	898,551
ESCO Technologies, Inc.	14,193	835,258
AAON, Inc.[1]	22,175	812,714
Itron, Inc.*	11,360	736,696
PGT Innovations, Inc.*	66,089	720,370
Astec Industries, Inc.	11,071	701,348
Simpson Manufacturing Company, Inc.	12,415	517,830
Knight Transportation, Inc.[1]	14,566	499,614
Total Industrial		37,091,186

Financial - 17.4%
Four Corners Property Trust, Inc.	91,859	2,143,070
First BanCorp*	314,418	1,848,777
Universal Insurance Holdings, Inc.[1]	58,950	1,535,648
Piper Jaffray Cos.	23,681	1,482,430
Walker & Dunlop, Inc.*	32,754	1,469,017
WageWorks, Inc.*	18,435	1,360,503
Summit Hotel Properties, Inc.	79,233	1,309,721
BofI Holding, Inc.*,1	53,564	1,279,644
LegacyTexas Financial Group, Inc.	33,345	1,260,774
CareTrust REIT, Inc.	69,911	1,189,885
ServisFirst Bancshares, Inc.[1]	30,531	1,154,072
Ameris Bancorp	24,338	1,146,320
National Bank Holdings Corp. — Class A	35,004	1,105,076
Home BancShares, Inc.[1]	43,119	1,097,379
Northfield Bancorp, Inc.	59,269	1,089,364
Lexington Realty Trust	103,477	1,052,362
United Community Banks, Inc.	35,449	969,530
Getty Realty Corp.	34,146	874,138
Evercore Partners, Inc. — Class A	11,362	837,948
Pinnacle Financial Partners, Inc.	12,998	831,872
Customers Bancorp, Inc.*	25,866	800,035
Agree Realty Corp.[1]	15,765	764,287
American Assets Trust, Inc.	16,368	701,041
Hanmi Financial Corp.	22,638	657,634
Central Pacific Financial Corp.	20,489	640,896
Sterling Bancorp	25,140	584,505
Southside Bancshares, Inc.[1]	16,740	581,213
Tompkins Financial Corp.[1]	5,995	495,607
First Financial Bankshares, Inc.[1]	10,840	433,058
Urstadt Biddle Properties, Inc. — Class A	19,954	392,296
Total Financial		31,088,102

Consumer, Cyclical - 14.3%
Installed Building Products, Inc.*	56,895	3,035,349
Five Below, Inc.*,1	40,203	1,974,771

28 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2017
GUGGENHEIM S&P SMALLCAP 600® PURE GROWTH ETF

	Shares	Value

iRobot Corp.*,1	23,539	$1,877,000
Marcus Corp.	43,660	1,475,708
Ollie’s Bargain Outlet Holdings, Inc.*,1	38,329	1,468,001
Wingstop, Inc.[1]	48,353	1,423,029
LCI Industries	13,926	1,408,615
Dorman Products, Inc.*,1	16,146	1,342,540
Hawaiian Holdings, Inc.*	22,986	1,248,140
Fox Factory Holding Corp.*,1	40,298	1,210,955
Dave & Buster’s Entertainment, Inc.*	18,711	1,197,691
LGI Homes, Inc.*,1	37,604	1,196,935
Scientific Games Corp. — Class A*	41,673	989,734
Children’s Place, Inc.	8,374	961,335
Tile Shop Holdings, Inc.	39,913	852,143
Winnebago Industries, Inc.[1]	27,657	793,756
Zumiez, Inc.*	43,431	779,586
Universal Electronics, Inc.*	10,688	740,678
Belmond Ltd. — Class A*	56,778	704,047
Francesca’s Holdings Corp.*	29,682	468,382
Chuy’s Holdings, Inc.*	13,403	399,409
Total Consumer, Cyclical		25,547,804

Technology - 10.6%
MKS Instruments, Inc.	34,828	2,725,291
Nanometrics, Inc.*	75,131	2,370,759
Mercury Systems, Inc.*,1	49,543	1,851,917
Ebix, Inc.[1]	26,034	1,606,298
Qualys, Inc.*	35,526	1,364,198
Omnicell, Inc.*	31,016	1,284,063
CEVA, Inc.*,1	33,476	1,205,136
Xperi Corp.	35,792	1,202,611
Medidata Solutions, Inc.*	16,484	1,078,548
Rudolph Technologies, Inc.*	42,312	1,036,644
Lumentum Holdings, Inc.*	22,754	972,734
Rambus, Inc.*	53,998	676,055
SPS Commerce, Inc.*	10,871	600,731
Progress Software Corp.	19,114	568,068
Synchronoss Technologies, Inc.*,1	27,548	440,768
Total Technology		18,983,821

Communications - 5.9%
TiVo Corp.	115,872	2,288,471
Gigamon, Inc.*	48,777	1,546,231
Shutterfly, Inc.*	24,925	1,293,608
Shutterstock, Inc.*,1	27,756	1,199,892
Oclaro, Inc.*,1	118,066	945,709
Stamps.com, Inc.*,1	8,018	851,111
Cogent Communications Holdings, Inc.[1]	16,550	744,750
World Wrestling Entertainment, Inc. — Class A	34,137	731,556
8x8, Inc.*	37,014	538,554
NIC, Inc.	21,675	462,761
Total Communications		10,602,643

Basic Materials - 1.6%
Kraton Corp.*	45,684	1,494,324
Balchem Corp.	9,024	732,388
Quaker Chemical Corp.	4,737	684,970
Total Basic Materials		2,911,682

Utilities - 0.9%
South Jersey Industries, Inc.	25,280	948,505
California Water Service Group[1]	16,088	574,342
Total Utilities		1,522,847

Total Common Stocks
(Cost $162,775,081)		178,818,107

SHORT-TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund — Institutional Shares, 0.53%[2]	157,726	157,726
Total Short-Term Investments
(Cost $157,726)		157,726

	Face Amount

SECURITIES LENDING COLLATERAL††,3 - 14.0%
Joint Repurchase Agreements
Citigroup Global Markets, Inc. issued 04/28/17 at 0.82% due 05/01/17	$5,840,975	5,840,975
RBC Dominion Securities, Inc. issued 04/28/17 at 0.81% due 05/01/17	5,840,975	5,840,975
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 04/28/17 at 0.81% due 05/01/17	5,840,975	5,840,975
State of Wisconsin Investment Board issued 04/28/17 at 1.00% due 05/01/17	5,321,250	5,321,250
Royal Bank of Scotland Group issued 04/28/17 at 0.80% due 05/01/17	2,250,737	2,250,737
Total Securities Lending Collateral
(Cost $25,094,912)		25,094,912

Total Investments - 114.0%
(Cost $188,027,719)		$204,070,745
Other Assets & Liabilities, net - (14.0)%		(25,110,162)
Total Net Assets - 100.0%		$178,960,583

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2017
GUGGENHEIM S&P SMALLCAP 600® PURE GROWTH ETF

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at April 30, 2017 — See Note 5.
[2]	Rate indicated is the 7 day yield as of April 30, 2017.
[3]	Securities lending collateral — See Note 5.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at April 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$178,818,107	$—	$—	$178,818,107
Securities Lending Collateral	—	25,094,912	—	25,094,912
Short-Term Investments	157,726	—	—	157,726
Total Assets	$178,975,833	$25,094,912	$—	$204,070,745

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended April 30, 2017, there were no transfers between levels.

30 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)	April 30, 2017

	Guggenheim S&P 500® Top 50 ETF	Guggenheim S&P 500® Pure Value ETF	Guggenheim S&P 500® Pure Growth ETF	Guggenheim S&P MidCap 400® Pure Value ETF
Assets:
Investments, at value — including $10,738,966, $66,827,576, $76,026,899 and $45,656,168 of securities loaned, respectively	$649,589,833	$921,134,509	$1,938,090,965	$205,251,658
Repurchase agreements, at value	—	19,309,710	37,846,701	21,121,813
Total Investments*	649,589,833	940,444,219	1,975,937,666	226,373,471
Receivables:
Investments sold	—	—	—	3,060,709
Securities lending	542	9,340	12,230	12,495
Dividends and interest	760,525	734,567	724,008	59,528
Total assets	650,350,900	941,188,126	1,976,673,904	229,506,203

Liabilities:
Payable upon return of securities loaned	—	19,309,710	37,846,701	21,121,813
Payable for:
Investments purchased	—	—	—	3,178,354
Fund shares redeemed	—	9,187	—	—
Management fees	104,459	274,410	546,358	60,406
Total liabilities	104,459	19,593,307	38,393,059	24,360,573
Commitments and contingent liabilities (Note 8)	—	—	—	—
Net assets	$650,246,441	$921,594,819	$1,938,280,845	$205,145,630

Net assets consist of:
Paid-in capital	$585,132,738	$959,535,112	$1,746,124,924	$189,004,889
Undistributed (distributions in excess of) net investment income	1,611,214	1,970,949	(68,454)	212,555
Accumulated net realized gain (loss) on investments	(67,042,958)	(60,712,530)	(97,275,142)	6,673,798
Net unrealized appreciation on investments	130,545,447	20,801,288	289,499,517	9,254,388
Net assets	$650,246,441	$921,594,819	$1,938,280,845	$205,145,630
Shares outstanding (unlimited shares authorized), no par value	3,850,785	15,652,836	21,200,299	3,300,499
Net asset value, offering price and repurchase price per share	$168.86	$58.88	$91.43	$62.16
Cost of investments	$519,044,386	$900,333,221	$1,648,591,448	$195,997,270
Cost of repurchase agreements	—	19,309,710	37,846,701	21,121,813
*Total cost of investments	$519,044,386	$919,642,931	$1,686,438,149	$217,119,083

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 31

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(concluded)	April 30, 2017

	Guggenheim S&P MidCap 400® Pure Growth ETF	Guggenheim S&P SmallCap 600® Pure Value ETF	Guggenheim S&P SmallCap 600® Pure Growth ETF
Assets:
Investments, at value — including $100,363,423, $46,429,152 and $37,850,874 of securities loaned, respectively	$545,454,668	$231,866,666	$178,975,833
Repurchase agreements, at value	13,042,367	35,741,107	25,094,912
Total Investments*	558,497,035	267,607,773	204,070,745
Cash	—	—	2,452,383
Receivables:
Fund shares sold	—	—	14,154
Investments sold	—	394,667	—
Securities lending	8,436	23,450	12,453
Dividends and interest	86,152	70,342	23,327
Tax reclaims	—	1,306	—
Total assets	558,591,623	268,097,538	206,573,062

Liabilities:
Payable upon return of securities loaned	13,042,367	35,741,107	25,094,912
Payable for:
Investments purchased	—	655,095	—
Fund shares redeemed	—	6,148	14,168
Management fees	153,899	67,562	51,016
Due to custodian	—	—	2,452,383
Total liabilities	13,196,266	36,469,912	27,612,479
Commitments and contingent liabilities (Note 8)	—	—	—
Net assets	$545,395,357	$231,627,626	$178,960,583

Net assets consist of:
Paid-in capital	$521,925,463	$249,828,156	$172,649,037
Undistributed net investment income	194,361	259,965	114,922
Accumulated net realized loss on investments	(31,497,144)	(18,563,673)	(9,846,402)
Net unrealized appreciation on investments	54,772,677	103,178	16,043,026
Net assets	$545,395,357	$231,627,626	$178,960,583
Shares outstanding (unlimited shares authorized), no par value	3,950,021	3,400,040	1,750,004
Net asset value, offering price and repurchase price per share	$138.07	$68.12	$102.26
Cost of investments	$490,681,991	$231,763,488	$162,932,807
Cost of repurchase agreements	13,042,367	35,741,107	25,094,912
*Total cost of investments	$503,724,358	$267,504,595	$188,027,719

32 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (Unaudited)

For the Six Months Ended April 30, 2017

	Guggenheim S&P 500® Top 50 ETF	Guggenheim S&P 500® Pure Value ETF	Guggenheim S&P 500® Pure Growth ETF	Guggenheim S&P MidCap 400® Pure Value ETF
Investment Income:
Dividends	$6,980,180	$11,048,797	$7,242,669	$1,454,853
Income from securities lending	1,756	69,219	131,392	50,495
Interest	1,616	1,788	4,748	556
Total investment income	6,983,552	11,119,804	7,378,809	1,505,904

Expenses:
Management fees	609,644	1,627,825	3,238,370	361,963
Total expenses	609,644	1,627,825	3,238,370	361,963
Net investment income	6,373,908	9,491,979	4,140,439	1,143,941

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(581,449)	(31,561,511)	(40,630,291)	(3,201,146)
In-kind redemptions	7,867,356	72,565,175	109,619,107	28,935,503
Net realized gain	7,285,907	41,003,664	68,988,816	25,734,357
Net change in unrealized appreciation (depreciation) on:
Investments	64,403,852	45,812,539	132,695,761	109,883
Net realized and unrealized gain	71,689,759	86,816,203	201,684,577	25,844,240
Net increase in net assets resulting from operations	$78,063,667	$96,308,182	$205,825,016	$26,988,181

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 33

STATEMENTS OF OPERATIONS (Unaudited)(concluded)

For the Six Months Ended April 30, 2017

	Guggenheim S&P MidCap 400® Pure Growth ETF	Guggenheim S&P SmallCap 600® Pure Value ETF	Guggenheim S&P SmallCap 600® Pure Growth ETF
Investment Income:
Dividends, net of foreign taxes withheld*	$2,760,763	$1,403,272	$711,504
Income from securities lending	85,841	102,270	105,301
Interest	1,705	487	771
Total investment income	2,848,309	1,506,029	817,576

Expenses:
Management fees	931,489	438,679	302,349
Total expenses	931,489	438,679	302,349
Net investment income	1,916,820	1,067,350	515,227

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(25,942,204)	(18,760,754)	(6,080,962)
In-kind redemptions	39,406,669	45,066,977	23,178,271
Net realized gain	13,464,465	26,306,223	17,097,309
Net change in unrealized appreciation (depreciation) on:
Investments	63,953,118	(6,891,760)	17,384,854
Net realized and unrealized gain	77,417,583	19,414,463	34,482,163
Net increase in net assets resulting from operations	$79,334,403	$20,481,813	$34,997,390
* Foreign taxes withheld	$—	$1,120	$—

34 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

	Guggenheim S&P 500® Top 50 ETF		Guggenheim S&P 500® Pure Value ETF
	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$6,373,908	$12,457,607	$9,491,979	$17,419,493
Net realized gain (loss) on investments	7,285,907	26,282,967	41,003,664	(45,567,038)
Net change in unrealized appreciation (depreciation) on investments	64,403,852	(9,569,287)	45,812,539	30,087,617
Net increase in net assets resulting from operations	78,063,667	29,171,287	96,308,182	1,940,072

Distributions to shareholders from:
Net investment income	(5,780,144)	(12,305,640)	(8,436,733)	(16,846,207)

Shareholder transactions:
Proceeds from shares purchased	24,117,941	173,560,668	512,660,344	396,931,870
Cost of shares redeemed	(23,957,160)	(108,888,149)	(398,600,176)	(475,391,756)
Net increase (decrease) in net assets resulting from share transactions	160,781	64,672,519	114,060,168	(78,459,886)
Net increase (decrease) in net assets	72,444,304	81,538,166	201,931,617	(93,366,021)

Net assets:
Beginning of period	577,802,137	496,263,971	719,663,202	813,029,223
End of period	$650,246,441	$577,802,137	$921,594,819	$719,663,202
Undistributed net investment income at end of period	$1,611,214	$1,017,450	$1,970,949	$915,703

Changes in shares outstanding:
Shares sold	150,000	1,200,000	8,800,000	8,050,000
Shares redeemed	(150,000)	(750,000)	(6,900,000)	(10,100,000)
Net increase (decrease) in shares	—	450,000	1,900,000	(2,050,000)

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 35

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Guggenheim S&P 500® Pure Growth ETF		Guggenheim S&P MidCap 400® Pure Value ETF
	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$4,140,439	$14,444,994	$1,143,941	$1,513,592
Net realized gain (loss) on investments	68,988,816	(19,425,940)	25,734,357	(7,941,095)
Net change in unrealized appreciation (depreciation) on investments	132,695,761	(48,938,900)	109,883	10,946,947
Net increase (decrease) in net assets resulting from operations	205,825,016	(53,919,846)	26,988,181	4,519,444

Distributions to shareholders from:
Net investment income	(6,135,256)	(12,804,542)	(993,611)	(1,503,674)

Shareholder transactions:
Proceeds from shares purchased	385,201,985	427,793,413	116,728,819	94,638,501
Cost of shares redeemed	(416,196,381)	(930,069,089)	(103,331,140)	(36,043,334)
Net increase (decrease) in net assets resulting from share transactions	(30,994,396)	(502,275,676)	13,397,679	58,595,167
Net increase (decrease) in net assets	168,695,364	(569,000,064)	39,392,249	61,610,937

Net assets:
Beginning of period	1,769,585,481	2,338,585,545	165,753,381	104,142,444
End of period	$1,938,280,845	$1,769,585,481	$205,145,630	$165,753,381
(Distributions in excess of) undistributed net investment income at end of period	$(68,454)	$1,926,363	$212,555	$62,225

Changes in shares outstanding:
Shares sold	4,550,000	5,250,000	1,850,000	1,800,000
Shares redeemed	(4,900,000)	(11,900,000)	(1,650,000)	(750,000)
Net increase (decrease) in shares	(350,000)	(6,650,000)	200,000	1,050,000

36 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Guggenheim S&P MidCap 400® Pure Growth ETF		Guggenheim S&P SmallCap 600® Pure Value ETF
	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,916,820	$3,046,768	$1,067,350	$1,265,841
Net realized gain (loss) on investments	13,464,465	12,977,472	26,306,223	(3,100,198)
Net change in unrealized appreciation (depreciation) on investments	63,953,118	(70,464,100)	(6,891,760)	11,888,389
Net increase (decrease) in net assets resulting from operations	79,334,403	(54,439,860)	20,481,813	10,054,032

Distributions to shareholders from:
Net investment income	(1,763,129)	(3,174,670)	(851,002)	(1,222,224)

Shareholder transactions:
Proceeds from shares purchased	137,131,317	134,585,419	167,604,082	114,670,713
Cost of shares redeemed	(187,926,929)	(328,223,276)	(149,272,208)	(80,027,741)
Net increase (decrease) in net assets resulting from share transactions	(50,795,612)	(193,637,857)	18,331,874	34,642,972
Net increase (decrease) in net assets	26,775,662	(251,252,387)	37,962,685	43,474,780

Net assets:
Beginning of period	518,619,695	769,872,082	193,664,941	150,190,161
End of period	$545,395,357	$518,619,695	$231,627,626	$193,664,941
Undistributed net investment income at end of period	$194,361	$40,670	$259,965	$43,617

Changes in shares outstanding:
Shares sold	1,050,000	1,100,000	2,250,000	2,050,000
Shares redeemed	(1,450,000)	(2,750,000)	(2,050,000)	(1,450,000)
Net increase (decrease) in shares	(400,000)	(1,650,000)	200,000	600,000

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 37

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Guggenheim S&P SmallCap 600® Pure Growth ETF
	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$515,227	$1,817,394
Net realized gain (loss) on investments	17,097,309	(16,149,988)
Net change in unrealized appreciation (depreciation) on investments	17,384,854	1,528,718
Net increase (decrease) in net assets resulting from operations	34,997,390	(12,803,876)

Distributions to shareholders from:
Net investment income	(461,397)	(1,779,427)

Shareholder transactions:
Proceeds from shares purchased	88,062,817	54,819,343
Cost of shares redeemed	(96,548,039)	(113,259,262)
Net decrease in net assets resulting from share transactions	(8,485,222)	(58,439,919)
Net increase (decrease) in net assets	26,050,771	(73,023,222)

Net assets:
Beginning of period	152,909,812	225,933,034
End of period	$178,960,583	$152,909,812
Undistributed net investment income at end of period	$114,922	$61,092

Changes in shares outstanding:
Shares sold	900,000	650,000
Shares redeemed	(1,000,000)	(1,450,000)
Net decrease in shares	(100,000)	(800,000)

38 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GUGGENHEIM S&P 500® TOP 50 ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
Per Share Data:
Net asset value, beginning of period	$150.05	$145.93	$140.87	$123.06	$104.06	$89.97
Income from investment operations:
Net investment income (loss)[a]	1.67	3.12	3.00	2.74	2.56	2.17
Net gain (loss) on investments (realized and unrealized)	18.66	4.09	5.09	17.82	19.05	14.02
Total from investment operations	20.33	7.21	8.09	20.56	21.61	16.19
Less distributions from:
Net investment income	(1.52)	(3.09)	(3.03)	(2.75)	(2.61)	(2.10)
Total distributions to shareholders	(1.52)	(3.09)	(3.03)	(2.75)	(2.61)	(2.10)
Net asset value, end of period	$168.86	$150.05	$145.93	$140.87	$123.06	$104.06

Total Return[b]	13.59%	4.99%	5.87%	16.86%	21.07%	18.11%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$650,246	$577,802	$496,264	$598,797	$523,123	$624,468
Ratio to average net assets of:
Net investment income (loss)	2.09%[c]	2.13%	2.11%	2.08%	2.28%	2.19%
Total expenses	0.20%[c]	0.20%	0.20%	0.20%	0.20%	0.20%
Portfolio turnover rate[d]	1%	7%	8%	6%	8%	7%

[a]	Based on average shares outstanding.
[b]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 39

GUGGENHEIM S&P 500® PURE VALUE ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
Per Share Data:
Net asset value, beginning of period	$52.33	$51.45	$54.14	$46.51	$32.26	$28.38
Income from investment operations:
Net investment income (loss)[a]	0.59	1.17	1.12	0.90	0.67	0.48
Net gain (loss) on investments (realized and unrealized)	6.42	0.81	(2.70)	7.50	14.18	3.89
Total from investment operations	7.01	1.98	(1.58)	8.40	14.85	4.37
Less distributions from:
Net investment income	(0.46)	(1.10)	(1.11)	(0.77)	(0.60)	(0.49)
Total distributions to shareholders	(0.46)	(1.10)	(1.11)	(0.77)	(0.60)	(0.49)
Net asset value, end of period	$58.88	$52.33	$51.45	$54.14	$46.51	$32.26

Total Return[b]	13.41%	3.94%	(2.94%)	18.13%	46.39%	15.54%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$921,595	$719,663	$813,029	$1,275,062	$374,565	$85,583
Ratio to average net assets of:
Net investment income (loss)	2.04%[c]	2.32%	2.09%	1.74%	1.65%	1.60%
Total expenses	0.35%[c]	0.35%	0.35%	0.35%	0.35%	0.35%
Portfolio turnover rate[d]	38%	44%	54%	25%	24%	37%

[a]	Based on average shares outstanding.
[b]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

40 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GUGGENHEIM S&P 500® PURE GROWTH ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
Per Share Data:
Net asset value, beginning of period	$82.11	$82.93	$78.96	$66.12	$47.80	$44.68
Income from investment operations:
Net investment income (loss)[a]	0.19	0.59	0.52	0.55	0.44	0.33
Net gain (loss) on investments (realized and unrealized)	9.39	(0.95)	3.93	12.81	18.33	3.11
Total from investment operations	9.58	(0.36)	4.45	13.36	18.77	3.44
Less distributions from:
Net investment income	(0.26)	(0.46)	(0.48)	(0.52)	(0.42)	(0.32)
Return of capital	—	—	—	—	(0.03)	—
Total distributions to shareholders	(0.26)	(0.46)	(0.48)	(0.52)	(0.45)	(0.32)
Net asset value, end of period	$91.43	$82.11	$82.93	$78.96	$66.12	$47.80

Total Return[b]	11.69%	(0.42%)	5.65%	20.24%	39.45%	7.72%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,938,281	$1,769,585	$2,338,586	$1,792,516	$760,397	$332,253
Ratio to average net assets of:
Net investment income (loss)	0.45%[c]	0.74%	0.64%	0.74%	0.76%	0.71%
Total expenses	0.35%[c]	0.35%	0.35%	0.35%	0.35%	0.35%
Portfolio turnover rate[d]	57%	67%	62%	46%	44%	35%

[a]	Based on average shares outstanding.
[b]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 41

GUGGENHEIM S&P MIDCAP 400® PURE VALUE ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
Per Share Data:
Net asset value, beginning of period	$53.46	$50.79	$52.71	$48.42	$35.00	$31.00
Income from investment operations:
Net investment income (loss)[a]	0.34	0.69	0.86	0.71	0.52	0.46
Net gain (loss) on investments (realized and unrealized)	8.62	2.65	(1.96)	4.18	13.46	4.01
Total from investment operations	8.96	3.34	(1.10)	4.89	13.98	4.47
Less distributions from:
Net investment income	(0.26)	(0.67)	(0.82)	(0.60)	(0.56)	(0.47)
Total distributions to shareholders	(0.26)	(0.67)	(0.82)	(0.60)	(0.56)	(0.47)
Net asset value, end of period	$62.16	$53.46	$50.79	$52.71	$48.42	$35.00

Total Return[b]	16.76%	6.65%	(2.12%)	10.14%	40.27%	14.46%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$205,146	$165,753	$104,142	$118,631	$77,503	$35,015
Ratio to average net assets of:
Net investment income (loss)	1.11%[c]	1.36%	1.62%	1.38%	1.22%	1.36%
Total expenses	0.35%[c]	0.35%	0.35%	0.35%	0.35%	0.35%
Portfolio turnover rate[d]	54%	47%	59%	40%	28%	47%

[a]	Based on average shares outstanding.
[b]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

42 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GUGGENHEIM S&P MIDCAP 400® PURE GROWTH ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
Per Share Data:
Net asset value, beginning of period	$119.22	$128.31	$123.30	$115.31	$88.25	$82.17
Income from investment operations:
Net investment income (loss)[a]	0.47	0.59	0.70	0.75	1.02	0.20
Net gain (loss) on investments (realized and unrealized)	18.81	(9.10)	5.10	7.93	27.10	6.04
Total from investment operations	19.28	(8.51)	5.80	8.68	28.12	6.24
Less distributions from:
Net investment income	(0.43)	(0.58)	(0.71)	(0.69)	(1.06)	(0.16)
Return of capital	—	—	(0.08)	—	—	—
Total distributions to shareholders	(0.43)	(0.58)	(0.79)	(0.69)	(1.06)	(0.16)
Net asset value, end of period	$138.07	$119.22	$128.31	$123.30	$115.31	$88.25

Total Return[b]	16.18%	(6.65%)	4.71%	7.53%	32.07%	7.60%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$545,395	$518,620	$769,872	$745,942	$737,971	$511,881
Ratio to average net assets of:
Net investment income (loss)	0.72%[c]	0.48%	0.54%	0.62%	1.01%	0.23%
Total expenses	0.35%[c]	0.35%	0.35%	0.35%	0.35%	0.35%
Portfolio turnover rate[d]	72%	78%	102%	75%	72%	56%

[a]	Based on average shares outstanding.
[b]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 43

GUGGENHEIM S&P SMALLCAP 600® PURE VALUE ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
Per Share Data:
Net asset value, beginning of period	$60.52	$57.76	$62.54	$57.37	$40.04	$35.50
Income from investment operations:
Net investment income (loss)[a]	0.30	0.47	0.71	0.44	0.56	0.25
Net gain (loss) on investments (realized and unrealized)	7.52	2.69	(4.79)	5.14	17.40	4.56
Total from investment operations	7.82	3.16	(4.08)	5.58	17.96	4.81
Less distributions from:
Net investment income	(0.22)	(0.40)	(0.70)	(0.41)	(0.63)	(0.25)
Return of capital	—	—	—	—	—	(0.02)
Total distributions to shareholders	(0.22)	(0.40)	(0.70)	(0.41)	(0.63)	(0.27)
Net asset value, end of period	$68.12	$60.52	$57.76	$62.54	$57.37	$40.04

Total Return[b]	12.92%	5.50%	(6.60%)	9.73%	45.20%	13.52%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$231,628	$193,665	$150,190	$171,990	$123,350	$72,066
Ratio to average net assets of:
Net investment income (loss)	0.85%[c]	0.83%	1.15%	0.73%	1.14%	0.65%
Total expenses	0.35%[c]	0.35%	0.35%	0.35%	0.35%	0.35%
Portfolio turnover rate[d]	56%	51%	52%	51%	43%	48%

[a]	Based on average shares outstanding.
[b]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

44 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GUGGENHEIM S&P SMALLCAP 600® PURE GROWTH ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
Per Share Data:
Net asset value, beginning of period	$82.65	$85.26	$80.56	$74.23	$54.34	$49.82
Income from investment operations:
Net investment income (loss)[a]	0.28	0.79	0.47	0.31	0.59	0.20
Net gain (loss) on investments (realized and unrealized)	19.55	(2.69)	4.70	6.33	19.87	4.50
Total from investment operations	19.83	(1.90)	5.17	6.64	20.46	4.70
Less distributions from:
Net investment income	(0.22)	(0.71)	(0.47)	(0.31)	(0.54)	(0.18)
Return of capital	—	—	(—)[e]	—	(0.03)	—
Total distributions to shareholders	(0.22)	(0.71)	(0.47)	(0.31)	(0.57)	(0.18)
Net asset value, end of period	$102.26	$82.65	$85.26	$80.56	$74.23	$54.34

Total Return[b]	24.00%	(2.20%)	6.42%	8.96%	37.94%	9.44%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$178,961	$152,910	$225,933	$104,723	$107,630	$73,359
Ratio to average net assets of:
Net investment income (loss)	0.60%[c]	0.97%	0.55%	0.39%	0.94%	0.38%
Total expenses	0.35%[c]	0.35%	0.35%	0.35%	0.35%	0.35%
Portfolio turnover rate[d]	65%	92%	62%	78%	73%	44%

[a]	Based on average shares outstanding.
[b]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
[e]	Less than $0.01 per share.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 45

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

Rydex ETF Trust (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company of the series type, and is authorized to issue an unlimited number of no par value shares. Each portfolio represents a separate series of beneficial interest in the Trust (each a “Fund”, and collectively, the “Funds”), each a non-diversified investment company. The Trust was organized as a Delaware statutory trust on November 22, 2002. At April 30, 2017, the Trust consisted of twenty-two funds.

The financial statements herein relate to the following Funds, whose investment objective is to replicate as closely as possible, before fees and expenses, the daily performance of an index representing publicly traded equity securities (the “Underlying Index”) as follows:

Fund	Underlying Index
Guggenheim S&P 500® Top 50 ETF	S&P 500® Top 50 Index
Guggenheim S&P 500® Pure Value ETF	S&P 500® Pure Value Index
Guggenheim S&P 500® Pure Growth ETF	S&P 500® Pure Growth Index
Guggenheim S&P MidCap 400® Pure Value ETF	S&P MidCap 400® Pure Value Index
Guggenheim S&P MidCap 400® Pure Growth ETF	S&P MidCap 400® Pure Growth Index
Guggenheim S&P SmallCap 600® Pure Value ETF	S&P SmallCap 600® Pure Value Index
Guggenheim S&P SmallCap 600® Pure Growth ETF	S&P SmallCap 600® Pure Growth Index

The Funds seek to achieve their objective by investing in common stocks that comprise the Underlying Index. The Funds use a “replication” strategy to track the Underlying Index. Replication refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index.

The Funds operate as index funds and are not actively managed. Adverse performance of a security in the Funds’ portfolio will ordinarily not result in the elimination of the security from the Funds’ portfolio.

The Funds issue and redeem shares on a continuous basis, at net asset value per share (“NAV”), only in aggregation of 50,000 shares (a “Creation Unit”). Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index.

The Funds invest in various investments which are exposed to risk, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect amounts reported in the financial statements.

Guggenheim Investments (“GI”) provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of a fund is calculated by dividing the market value of the fund’s securities and other assets, less all liabilities, by the number of outstanding shares of the fund.

A. The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

46 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

The Funds invest in money market mutual funds, which are valued at their NAV.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

D. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.83% at April 30, 2017.

E. The Fund may enter into repurchase agreements with financial institutions. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund’s money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by GI. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of Fund’s net assets. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of GI, liquidity or other considerations so warrant.

F. Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Capital

There is a minimum transaction fee per transaction to those persons purchasing or redeeming Creation Units. An additional charge of up to three times the standard transaction fee may be imposed for purchases and redemptions effected outside the National Securities Clearing Corporation usual clearing process or for cash. Such transactions are generally permitted on an in-kind

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 47

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

basis, with a balancing cash component to equate the transaction to the NAV of the Fund on the transaction date. Transaction fees are not charged to or paid by the Funds.

The minimum transaction fees are:

Fund	Minimum Transaction Fee
Guggenheim S&P 500® Top 50 ETF	$500
Guggenheim S&P 500® Pure Value ETF	1,000
Guggenheim S&P 500® Pure Growth ETF	1,000
Guggenheim S&P MidCap 400® Pure Value ETF	750
Guggenheim S&P MidCap 400® Pure Growth ETF	750
Guggenheim S&P SmallCap 600® Pure Value ETF	1,000
Guggenheim S&P SmallCap 600® Pure Growth ETF	1,000

3. Fees and Other Transactions with Affiliates

GI determines the composition of the portfolio of securities that must be delivered in exchange for the issuance of Creation Units and periodically adjusts the composition of the portfolio of the Funds to conform to changes in the composition of the relevant index. For these services, GI receives a management fee at the annual rate shown below as a percentage of the average daily net assets of the Funds.

Fund	Advisory Fee
Guggenheim S&P 500® Top 50 ETF	0.20%
Guggenheim S&P 500® Pure Value ETF	0.35%
Guggenheim S&P 500® Pure Growth ETF	0.35%
Guggenheim S&P MidCap 400® Pure Value ETF	0.35%
Guggenheim S&P MidCap 400® Pure Growth ETF	0.35%
Guggenheim S&P SmallCap 600® Pure Value ETF	0.35%
Guggenheim S&P SmallCap 600® Pure Growth ETF	0.35%

GI pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, fund accounting, legal, audit and other services, except: interest, taxes, distribution fees or expenses and extraordinary expenses.

Under a Fund Administration Agreement with the Trust, MUFG Investor Services (US), LLC (“MUIS”) provides various administrative and financial reporting services for the Funds. GI compensates MUIS directly for this service.

Under a Fund Accounting Agreement with the Trust, BNYMellon maintains the books and records of the Funds. Under a Custodian Agreement with the Trust, BNYMellon maintains cash, securities and other assets of the Funds in a separate account for the Funds, keeps all necessary accounts and records, and provides other services. BNYMellon is required, upon the order of the Trust, to deliver securities held by the custodian and to make payments for securities purchased by the Trust for the Funds. Pursuant to a Transfer Agency and Service Agreement with the Trust, BNYMellon acts as a transfer agent for the Trust’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. GI compensates BNYMellon directly for the foregoing services.

The Funds have adopted a Distribution Plan (the “Plan”) that allows the Funds to pay distribution fees to GFD and other firms that provide distribution services (“Service Providers”). If a Service Provider provides distribution services, the Funds will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD will, in turn, pay the Service Provider out of its fees. No such fee is currently charged to the Funds.

Certain trustees and officers of the Trust are also officers of GI and GFD.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1	— quoted prices in active markets for identical securities.

Level 2	— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3	— significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

48 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

5. Portfolio Securities Loaned

Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. The cash collateral received is held in a separately managed account established for each respective Fund and maintained by the lending agent exclusively for the investment of securities lending cash collateral on behalf of each Fund. The separately managed accounts invest in short-term investments valued at amortized cost, which approximates market value. Each Fund receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. The securities lending income earned by the Funds are disclosed on the Statements of Operations.

At April 30, 2017, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Securities Lending Collateral
Fund	Value of Securities Loaned	Collateral Received[a]	Net Amount	Cash Collateral	Non-Cash Collateral	Total Collateral
Guggenheim S&P 500® Top 50 ETF	$10,738,966	$(10,738,966)	$—	$—	$11,001,122	$11,001,122
Guggenheim S&P 500® Pure Value ETF	66,827,576	(66,827,576)	—	19,309,710	49,654,617	68,964,327
Guggenheim S&P 500® Pure Growth ETF	76,026,899	(76,026,899)	—	37,846,701	40,511,739	78,358,440
Guggenheim S&P MidCap 400® Pure Value ETF	45,656,168	(45,656,168)	—	21,121,813	26,416,191	47,538,004
Guggenheim S&P MidCap 400® Pure Growth ETF	100,363,423	(100,363,423)	—	13,042,367	90,569,659	103,612,026
Guggenheim S&P SmallCap 600® Pure Value ETF	46,429,152	(46,429,152)	—	35,741,107	12,459,443	48,200,550
Guggenheim S&P SmallCap 600® Pure Growth ETF	37,850,874	(37,850,874)	—	25,094,912	13,849,081	38,943,993

[a]	Actual collateral received by the Funds are greater than the amount shown due to over collateralization.

The following represents a breakdown of the collateral for the joint repurchase agreements at April 30, 2017:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Citigroup Global Markets, Inc.			Various U.S. Government obligations and
0.82%			U.S. Government
Due 05/01/17	$35,415,418	$35,415,418	agency securities	$476,475,939	$36,123,726

RBC Dominion Securities, Inc.			Various U.S. Government obligations and
0.81%			U.S. Government
Due 05/01/17	35,415,418	35,415,418	agency securities	58,230,929	36,123,727

Merrill Lynch, Pierce, Fenner & Smith, Inc.			Various U.S. Government obligations and
0.81%			U.S. Government
Due 05/01/17	27,096,492	27,096,492	agency securities	50,929,147	27,638,422

State of Wisconsin Investment Board			Various U.S. Government obligations and
1.00%			U.S. Government
Due 05/01/17	24,685,385	24,685,385	agency securities	22,577,874	25,224,730

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 49

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Royal Bank of Scotland Group			Various U.S. Government obligations and
0.80%			U.S. Government
Due 05/01/17	$12,906,045	$12,906,045	agency securities	$13,291,549	$13,164,221

Deutsche Bank Securities, Inc.			Various U.S. Government obligations and
0.85%			U.S. Government
Due 05/01/17	8,318,926	8,318,926	agency securities	44,266,557	8,485,305

Mizuho Securities (USA), Inc.			Various U.S. Government obligations and
0.83%			U.S. Government
Due 05/01/17	8,318,926	8,318,926	agency securities	10,031,752	8,485,305

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

6. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At April 30, 2017, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Guggenheim S&P 500® Top 50 ETF	$519,962,967	$151,643,271	$(22,016,405)	$129,626,866
Guggenheim S&P 500® Pure Value ETF	920,452,205	70,444,977	(50,452,963)	19,992,014
Guggenheim S&P 500® Pure Growth ETF	1,688,204,510	323,061,582	(35,328,426)	287,733,156
Guggenheim S&P MidCap 400® Pure Value ETF	218,008,697	18,162,219	(9,797,445)	8,364,774
Guggenheim S&P MidCap 400® Pure Growth ETF	504,833,411	68,610,744	(14,947,120)	53,663,624
Guggenheim S&P SmallCap 600® Pure Value ETF	268,647,356	24,764,463	(25,804,046)	(1,039,583)
Guggenheim S&P SmallCap 600® Pure Growth ETF	188,557,299	22,538,751	(7,025,305)	15,513,446

50 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

7. Investment Transactions

For the period ended April 30, 2017, the Funds had investments transactions in-kind associated with subscriptions and redemptions as follows:

	Subscriptions	Redemptions
Guggenheim S&P 500® Top 50 ETF	$23,980,841	$23,801,302
Guggenheim S&P 500® Pure Value ETF	510,245,140	397,145,621
Guggenheim S&P 500® Pure Growth ETF	383,476,897	415,538,807
Guggenheim S&P MidCap 400® Pure Value ETF	115,761,046	102,629,005
Guggenheim S&P MidCap 400® Pure Growth ETF	136,763,660	187,491,474
Guggenheim S&P SmallCap 600® Pure Value ETF	167,314,630	147,690,093
Guggenheim S&P SmallCap 600® Pure Growth ETF	86,999,495	96,282,406

For the period ended April 30, 2017, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
Guggenheim S&P 500® Top 50 ETF	$6,843,406	$6,279,760
Guggenheim S&P 500® Pure Value ETF	349,610,868	346,986,075
Guggenheim S&P 500® Pure Growth ETF	1,061,683,596	1,055,354,118
Guggenheim S&P MidCap 400® Pure Value ETF	109,646,117	109,111,154
Guggenheim S&P MidCap 400® Pure Growth ETF	385,905,177	385,621,168
Guggenheim S&P SmallCap 600® Pure Value ETF	137,770,860	138,947,740
Guggenheim S&P SmallCap 600® Pure Growth ETF	113,295,382	112,396,139

8. Legal Proceedings

Lyondell Chemical Company

In December 2011, Rydex ETF Trust was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.) (the “Creditor Trust Action”). Its funds may also be putative members of the proposed defendant classes in Weisfelner, as Trustee of the LB Litigation Trust v. A. Holmes & H. Holmes TTEE (In re Lyondell Co.), Adv. Pro. No. 10-5525 (Bankr. S.D.N.Y.) (the “Litigation Trust Action”) and Weisfelner, as Trustee of the LB Creditor Trust, v. Reichman (In re Lyondell Chemical Co.), Adv. Pro. No. 12-1570 (Bankr. S.D.N.Y.) (the “Reichman Action”).

Similar to the claims made in the Tribune matter, the complaints seek to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008. The Creditor Trust and Reichman Actions allege claims against the former Lyondell shareholders under state law for both constructive fraudulent transfer and intentional fraudulent transfer. The Litigation Trust Action alleges a claim against the former Lyondell shareholders under federal law for intentional fraudulent transfer.

On April 7, 2014, the plaintiff filed a Third Amended Complaint in the Creditor Trust Action, a Second Amended Complaint in the Litigation Trust Action and an Amended Complaint in the Reichman Action.

On May 8, 2014, the plaintiff in the Litigation Trust Action filed a motion to certify a defendant class generally comprised of all former Lyondell shareholders that received proceeds in exchange for their shares in the 2007 merger transaction.

On July 30, 2014, the defendants filed a motion to dismiss these lawsuits. The Bankruptcy Court held oral argument on the motions to dismiss and on the motion for class certification on January 14 and January 15, 2015. On September 15, 2015, the Bankruptcy Court denied the motion for class certification without prejudice to the plaintiff’s right to file a renewed motion.

On November 18, 2015, the Bankruptcy Court granted the defendants’ motion to dismiss the Litigation Trust Action and denied their motion to dismiss the Creditor Trust and Reichman Actions. The Bankruptcy Court entered final judgment dismissing the Litigation Trust Action, but the plaintiff appealed the dismissal to the U.S. District Court for the Southern District of New York. On July 27, 2016, the District Court reversed the Bankruptcy Court and reinstated the federal law intentional fraudulent transfer claim in the Litigation Trust Action and remanded to the Bankruptcy Court for further proceedings. On August 11, 2016, the shareholder defendants filed a motion for reconsideration and/or to certify

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 51

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

an interlocutory appeal of the District Court’s opinion. On October 5, 2016, the District Court denied the motion for reconsideration and/or to certify an interlocutory appeal. In light of this ruling, the federal intentional fraudulent conveyance claim will move forward before the Bankruptcy Court, but a schedule for that case has not yet been set.

On May 4, 2016, the defendants filed a motion to dismiss, or in the alternative, for a stay of, the Creditor Trust and Reichman Actions in light of the U.S. Court of Appeals for the Second Circuit’s opinion affirming the dismissal of lawsuits filed against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 leveraged buyout of the Tribune Company. On July 20, 2016, the Bankruptcy Court issued a report and recommendation granting the defendants’ motion to dismiss. The U.S. District Court for the Southern District of New York has not yet accepted the Bankruptcy Court’s recommendation or entered a final judgment.

This lawsuit does not allege any wrongdoing on the part of Rydex ETF Trust. The following series of Rydex ETF Trust received cash proceeds from the merger in the following amounts: Guggenheim S&P Midcap 400 Pure Value ETF Fund - $572,640. At this stage of the proceedings, Rydex ETF Trust is not able to make a reliable prediction as to the outcome of this lawsuit or the effect, if any, on the fund’s net asset value.

Tribune Company

Rydex ETF Trust has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex ETF Trust of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave Tribune insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including Rydex ETF Trust, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex ETF Trust has been named as a defendant in one of the SLCFC actions: Deutsche Bank Trust Co. Americas v. McGurn, No. 12-0063 (S.D.N.Y.). In the SLCFC actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. On January 6, 2017, the United States District Court for the Southern District of New York granted the shareholder defendants’ motion to dismiss the intentional fraudulent conveyance claim in the FitzSimons action. In dismissing the intentional fraudulent conveyance claim, the Court denied the plaintiff’s request to amend the complaint. The plaintiff requested that the Court direct entry of a final judgment in order to make the order immediately appealable. On February 23, 2017, the Court issued an order stating that it intends to permit an interlocutory appeal of the dismissal order, but will wait to do so until it has resolved outstanding motions to dismiss filed by other defendants. Accordingly, the timing of the appeal is uncertain.

On March 29, 2016, the U.S. Court of Appeals for the Second Circuit issued its opinion on the appeal of the SLCFC actions. The appeals court affirmed the district court’s dismissal of those lawsuits, but on different grounds than the district court. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code, their claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments. On April 12, 2016, the plaintiffs in the SLCFC actions filed a petition seeking rehearing en banc before the appeals court. On July 22, 2016, the appeals court denied the petition. On September 9, 2016, the plaintiffs filed a petition for writ of certiorari in the U.S. Supreme Court challenging the Second Circuit’s decision that the safe harbor of Section 546(e) applied to their claims. The shareholder defendants, including the Rydex ETF Trust, filed a joint brief in opposition to the petition for writ of certiorari on October 24, 2016. The plaintiffs filed a reply in support of the petition on November 4, 2016. The Supreme Court has not yet granted or denied the petition for certiorari.

52 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

None of these lawsuits alleges any wrongdoing on the part of Rydex ETF Trust. The following series of Rydex ETF Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Guggenheim S&P 500 Pure Value ETF (the “Fund”). The value of the proceeds received by the foregoing Fund was $197,050. At this stage of the proceedings, Rydex ETF Trust is not able to make a reliable prediction as to the outcome of these lawsuits or the effect, if any, on the Fund’s net asset value.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 53

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which are available on the SEC’s website at https://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

54 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee****
INTERESTED TRUSTEE
Donald C. Cacciapaglia** (1951)	Trustee from 2012 to present.	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	230

Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Guggenheim Partners Investment Management Holdings, LLC (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

INDEPENDENT TRUSTEES
Angela Brock-Kyle***** (1959)	Trustee from August 2016 to present.	Current: Founder and Chief Executive Officer, B.O.A.R.D.S (consulting firm). Former: Senior Leader, TIAA (financial services firm) (1987-2012).	135	Infinity Property & Casualty Corporation (2014-present).
Corey A. Colehour (1945)	Trustee and Member of the Audit Committee from 2003 to present; Member of the Governance and Nominating Committees from 2005 to present; and Member of the Investment and Performance Committee from 2014 to present.	Retired.	135	None.
J. Kenneth Dalton (1941)	Trustee from 2003 to present; Chairman and Member of the Audit Committee from 2003 to present; Member of the Governance and Nominating Committees from 2005 to present; and Member of the Compliance and Risk Oversight Committee from 2010 to present.	Retired.	135	Epiphany Funds (4) (2009-present).

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 55

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee****
INDEPENDENT TRUSTEES - concluded
John O. Demaret (1940)	Vice Chairman of the Board of Trustees from 2014 to present; Trustee and Member of the Audit Committee from 2003 to present; Chairman of the Board from 2006 to 2014; Member of the Compliance and Risk Oversight Committee from 2010 to present; Chairman and Member of the Investment and Performance Committee from 2014 to present; and Member of the Nominating Committee from 2014 to present.	Retired.	135	None.
Werner E. Keller (1940)	Chairman of the Board from 2014 to present; Trustee and Member of the Audit, Governance and Nominating Committees from 2005 to present; Chairman and Member of the Compliance and Risk Oversight Committee from 2010 to present; and Member of the Investment and Performance Committee from 2014 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005-present).	135	None.
Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit, Governance and Nominating Committees from 2005 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	135	US Global Investors (GROW) (1995-present).
Patrick T. McCarville (1942)	Trustee and Member of the Audit Committee from 2003 to present; Chairman and Member of the Governance and Nominating Committees from 2005 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	135	None.
Sandra G. Sponem***** (1958)	Trustee from August 2016 to present.	Current: Senior Vice President and Chief Financial Officer, M.A. Mortenson Companies, Inc. (general contracting firm) (2007-present).	135	None.

56 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS
Michael P. Byrum (1970)	Vice President (1999-present)

Current: Senior Vice President, Security Investors, LLC (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

Joanna M. Catalucci (1966)	AML Officer (2016-present)

Current: Chief Compliance Officer, certain funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2014-present); AML Officer, certain funds in the Fund Complex (2016-present).

Former: Chief Compliance Officer and Secretary, certain other funds in the Fund Complex (2008-2012); Senior Vice President & Chief Compliance Officer, Security Investors, LLC and certain affiliates (2010-2012); Chief Compliance Officer and Senior Vice President, Rydex Advisors, LLC and certain affiliates (2010-2011).

James M. Howley (1972)	Assistant Treasurer (2016-present)

Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Keith D. Kemp (1960)	Assistant Treasurer (2016-present)

Current: Treasurer and Assistant Treasurer, certain other funds in the Fund Complex (2010-present); Managing Director of Guggenheim Partners Investment Management, LLC (2015-present); Chief Financial Officer, Guggenheim Specialized Products, LLC (2016-present).

Former: Managing Director and Director, Transparent Value, LLC (2010-2016); Director, Guggenheim Partners Investment Management, LLC (2010-2015); Chief Operating Officer, Macquarie Capital Investment Management (2007-2009).

Amy J. Lee (1961)	Vice President (2009-present) and Secretary (2012-present)

Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Glenn McWhinnie (1969)	Assistant Treasurer (2016-present)	Current: Vice President, Guggenheim Investments (2009-present). Former: Tax Compliance Manager, Ernst & Young LLP (1996-2009).
Elisabeth Miller (1968)	Chief Compliance Officer (2012-present)

Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 57

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
Adam J. Nelson (1979)	Assistant Treasurer (2016-present)

Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

Kimberly J. Scott (1974)	Assistant Treasurer (2016-present)

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer (2016-present)

Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Adviser’s parent company.
***

The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Adviser. Information provided is as of the date of this report.

****	Certain of the Trustees may serve as directors on the boards of companies not required to be disclosed above, including certain non-profit companies and charitable foundations.
*****	Mses. Brock-Kyle and Sponem commenced serving as independent Trustees effective August 18, 2016.

58 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Guggenheim Investments as used herein refers to Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC as well as the funds in the Guggenheim Funds complex (the “funds”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to personal information about you, we hold ourselves to high standards in its safekeeping and use. This means, most importantly, that we do not sell client or account information to anyone—whether you are a current or former Guggenheim Investments client.

The Information We Collect About You and How We Collect It

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Funds or one of the Guggenheim affiliated companies. “Nonpublic personal information” is personally identifiable information about you. For example it includes your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g. purchase and redemption history).

How We Share Your Personal Information

As a matter of policy, we do not disclose your nonpublic personal information to nonaffiliated third parties except as required or permitted by law. As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below.

To complete certain transactions or account changes that you direct, it may be necessary to provide your personal information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. In connection with servicing your accounts or to alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your personal information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally we will share personal information about you if we are compelled by law to do so, if you direct us to do so with your consent, or in other circumstances as permitted by law.

How We Safeguard Your Personal Information

We maintain physical, electronic and procedural safeguards to protect your personal information. Within Guggenheim Investments, access to such information is limited to those who need it to perform their jobs such as servicing your account, resolving problems or informing you of new products and services.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 59

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4.30.2017

Guggenheim ETFs Funds Semi-Annual Report

RSP	Guggenheim S&P 500® Equal Weight ETF

GuggenheimInvestments.com	ETF3-SEMI-0417x1017

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
FEES AND EXPENSES	5
PORTFOLIO SUMMARY	6
SCHEDULE OF INVESTMENTS	7
STATEMENT OF ASSETS AND LIABILITIES	13
STATEMENT OF OPERATIONS	14
STATEMENTS OF CHANGES IN NET ASSETS	15
FINANCIAL HIGHLIGHTS	16
NOTES TO FINANCIAL STATEMENTS	17
OTHER INFORMATION	23
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	24
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	28

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 1

April 30, 2017

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for Guggenheim S&P 500® Equal Weight Exchange-Traded Fund (“ETF”) for the six-month period ended April 30, 2017.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC, the distributor of the Funds, is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview, which follows this letter.

We are committed to providing investors with innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President and Chief Executive Officer
May 31, 2017

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

ETFs may not be suitable for all investors. ● Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than original cost. Most investors will also incur customary brokerage commissions when buying or selling shares of an ETF. ● Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time. ● ETF shares may trade below their net asset value per share (“NAV”). The NAV of shares will fluctuate with changes in the market value of an ETF’s holdings. In addition, there can be no assurance that an active trading market for shares will develop or be maintained. ● Tracking error risk refers to the risk that the Adviser may not be able to cause the ETF’s performance to match or correlate to that of the ETF’s underlying index, either on a daily or aggregate basis. Tracking error risk may cause the ETF’s performance to be less than you expect. Please review a prospectus carefully for more information of the risks associated with each ETF.

2 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	April 30, 2017

The Standard & Poor’s 500® (“S&P 500”) Index* delivered double-digit return for the six months ended April 30, 2017. Spreads on high-yield corporate bonds, bank loans, and investment-grade bonds were driven to near-2014 lows by strong inflows from mutual funds and institutional investors. Yet the conditions that sparked the rally in these markets—the promises of pro-growth fiscal policies—have yet to see much progress on the legislative front. This has caused many investors to reduce risk exposure as they hedge against the growing potential for disappointing news out of Washington.

Nonetheless, the global macroeconomic environment remains positive. China has stabilized, Europe is recovering, corporate earnings in the United States are rising, and a U.S. recession appears unlikely before 2019.

Tracking estimates for first-quarter real Gross Domestic Product (“GDP”) growth gradually fell throughout the quarter despite strong gains in consumer and business sentiment since the election. After the period ended, on April 28, the advance release of first quarter GDP came in at a tepid 0.7 percent (and a second reading on May 26 was revised to 1.2 percent). We attribute a large portion of the apparent weakness to seasonal factors that have depressed as-reported first-quarter GDP growth over the past several years. In keeping with this pattern, we would expect the final first-quarter GDP number to be revised higher once benchmark GDP revisions are released in July. More importantly, the prospects for quarterly U.S. GDP growth are better going forward, and we expect a strong bounce back in the second quarter.

Our medium-term growth outlook has dimmed marginally as a result of the minimal progress seen to date on the Trump administration’s fiscal policy initiatives. The ongoing struggle to create a healthcare bill has sapped early legislative momentum, and tax reform will be a politically fraught process. Nevertheless, financial conditions have eased since the election, despite U.S. Federal Reserve (the “Fed”) rate hikes in December and March, and we continue to expect the economy to expand faster than its potential growth rate. This should push the unemployment rate to under 4.1 percent by the end of 2018, well below its natural rate of 4.7 percent, and support a continued gradual rise in underlying inflation, which is nearing the Fed’s 2 percent goal.

In light of these trends, we believe that the market is underpricing the likely pace of rate hikes by the Fed in 2017 and 2018. Importantly, Fed Chair Janet Yellen noted in March that the Federal Open Market Committee (“FOMC”) baseline forecast of two additional rate increases in 2017 and three more in 2018 was not conditioned on expectations for fiscal stimulus. Rather, it reflected a need to gradually remove accommodation due to the fact that the Fed has essentially achieved its dual mandate objectives for employment and inflation. Fiscal easing, if it materializes, could result in a faster pace of tightening, she explained, as could a further overshooting of the Fed’s labor market objectives.

Markets are skeptical and are pricing in 1.5 more rate hikes in 2017 and fewer than 1.5 rate hikes in 2018, according to fed funds futures contracts. We expect that the Fed will deliver two more rate hikes in 2017 and another four in 2018. Fed policymakers also appear set to formally announce a change in their balance sheet policy later this year, likely in September. In the coming months we are likely to learn further details on how the Fed intends to begin to shrink its portfolio.

For the six months ended April 30, 2017, the S&P 500 Index returned 13.32 percent. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 11.47 percent. The return of the MSCI Emerging Markets Index* was 8.88 percent.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a -0.67 percent return for the period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned 5.30 percent. The return of the Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.23 percent for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	April 30, 2017

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

FEES AND EXPENSES (Unaudited)

Shareholder Expense Example

As a shareholder of the Rydex ETF Trust, you incur transaction costs such as creation and redemption fees or brokerage charges, and ongoing costs including advisory fees, trustee fees and, if applicable, distribution fees. All other Trust expenses are paid by the advisor. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example in the table is based on an investment of $1,000 invested on October 31, 2016 and held for the six months ended April 30, 2017.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Expense Ratio[1]	Fund Return	Beginning Account Value October 31, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Guggenheim S&P 500® Equal Weight ETF	0.40%	12.67%	$ 1,000.00	$ 1,126.70	$ 2.11

Table 2. Based on hypothetical 5% return (before expenses)
Guggenheim S&P 500® Equal Weight ETF	0.40%	5.00%	1,000.00	1,022.81	2.01

[1]	Annualized.
[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period October 31, 2016 to April 30, 2017.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 5

PORTFOLIO SUMMARY (Unaudited)	April 30, 2017

GUGGENHEIM S&P 500® EQUAL WEIGHT ETF

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings	(% of Total Net Assets)
Vertex Pharmaceuticals, Inc.	0.2%
Whole Foods Market, Inc.	0.2%
Wynn Resorts Ltd.	0.2%
CR Bard, Inc.	0.2%
FMC Corp.	0.2%
Lam Research Corp.	0.2%
Western Digital Corp.	0.2%
Edwards Lifesciences Corp.	0.2%
DXC Technology Co.	0.2%
Cerner Corp.	0.2%
Top Ten Total	2.0%

“Ten Largest Holdings” excludes any temporary cash investments.

6 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2017
GUGGENHEIM S&P 500® EQUAL WEIGHT ETF

	Shares	Value

COMMON STOCKS† - 100.0%

Consumer, Non-cyclical - 21.1%
Vertex Pharmaceuticals, Inc.*	280,848	$33,224,319
Whole Foods Market, Inc.[1]	904,203	32,885,864
CR Bard, Inc.	105,939	32,574,124
Edwards Lifesciences Corp.*	285,322	31,291,263
Intuitive Surgical, Inc.*	36,040	30,124,755
IDEXX Laboratories, Inc.*	175,627	29,457,917
PayPal Holdings, Inc.*	613,958	29,298,075
Illumina, Inc.*	157,839	29,178,119
Constellation Brands, Inc. — Class A	167,938	28,976,022
Centene Corp.*	385,705	28,696,451
Baxter International, Inc.	508,776	28,328,649
Anthem, Inc.	159,007	28,285,755
Quest Diagnostics, Inc.	267,883	28,264,335
Boston Scientific Corp.*	1,071,163	28,257,280
Hologic, Inc.*,1	625,011	28,219,247
Reynolds American, Inc.	435,691	28,102,069
Moody’s Corp.	235,819	27,902,104
Zoetis, Inc.	494,820	27,764,350
Stryker Corp.	203,542	27,757,023
Gartner, Inc.*	242,494	27,666,140
H&R Block, Inc.	1,115,104	27,643,427
Total System Services, Inc.	480,315	27,526,853
Ecolab, Inc.	212,434	27,423,104
Perrigo Company plc[1]	370,599	27,402,090
Thermo Fisher Scientific, Inc.	165,663	27,389,064
PepsiCo, Inc.	241,448	27,351,229
Verisk Analytics, Inc. — Class A*	330,171	27,341,461
Avery Dennison Corp.	327,868	27,281,896
Cooper Cos., Inc.	136,171	27,279,136
Global Payments, Inc.	333,505	27,267,369
Varian Medical Systems, Inc.*,1	300,482	27,265,737
Cigna Corp.	174,170	27,234,963
Cintas Corp.	221,745	27,157,110
UnitedHealth Group, Inc.	155,275	27,154,492
Kroger Co.	915,816	27,153,944
Mondelez International, Inc. — Class A	601,926	27,104,727
Coca-Cola Co.	625,710	26,999,387
Brown-Forman Corp. — Class B1	570,286	26,985,934
S&P Global, Inc.	200,930	26,962,797
Humana, Inc.	121,419	26,952,590
Estee Lauder Cos., Inc. — Class A	308,476	26,880,598
Archer-Daniels-Midland Co.	587,500	26,878,125
Aetna, Inc.	198,751	26,845,298
Equifax, Inc.	198,072	26,801,122
Allergan plc	109,723	26,757,051
Sysco Corp.	506,017	26,753,119
Western Union Co.[1]	1,345,266	26,716,983
Henry Schein, Inc.*	153,688	26,710,974
Mead Johnson Nutrition Co. — Class A	300,861	26,692,388
Tyson Foods, Inc. — Class A	415,326	26,688,849
Becton Dickinson and Co.	142,434	26,630,885
Gilead Sciences, Inc.	388,046	26,600,553
DaVita, Inc.*	385,039	26,571,541
Alexion Pharmaceuticals, Inc.*	207,318	26,491,094
Regeneron Pharmaceuticals, Inc.*	68,152	26,476,370
Hormel Foods Corp.	754,525	26,468,737
Philip Morris International, Inc.	238,775	26,465,821
Automatic Data Processing, Inc.	253,091	26,445,479
AbbVie, Inc.	400,639	26,418,136
Patterson Companies, Inc.[1]	593,705	26,413,935
Medtronic plc	317,851	26,410,240
Celgene Corp.*	212,865	26,405,903
Dentsply Sirona, Inc.	417,365	26,394,163
Pfizer, Inc.	775,760	26,313,779
Zimmer Biomet Holdings, Inc.	219,794	26,298,352
McCormick & Co., Inc.	263,100	26,283,690
Hershey Co.	242,305	26,217,401
Church & Dwight Company, Inc.	528,914	26,197,110
Universal Health Services, Inc. — Class B	216,656	26,163,378
Kraft Heinz Co.	288,437	26,071,820
Molson Coors Brewing Co. — Class B	271,824	26,065,203
HCA Holdings, Inc.*	308,581	25,985,606
Johnson & Johnson	209,655	25,886,103
Campbell Soup Co.	447,055	25,723,545
Laboratory Corp. of America Holdings*	183,372	25,699,586
Eli Lilly & Co.	312,867	25,673,866
Colgate-Palmolive Co.	356,331	25,670,085
Kimberly-Clark Corp.	197,628	25,642,233
Clorox Co.	191,648	25,621,421
Dr Pepper Snapple Group, Inc.	279,328	25,600,411
Monster Beverage Corp.*	563,735	25,582,294
Bristol-Myers Squibb Co.	452,579	25,367,053
Procter & Gamble Co.	289,820	25,309,981
Kellogg Co.	355,768	25,259,528
Abbott Laboratories	578,767	25,257,392
Robert Half International, Inc.	547,477	25,211,316
Merck & Company, Inc.	402,342	25,077,977
Mallinckrodt plc*	534,414	25,074,705
Quanta Services, Inc.*	707,422	25,071,036
Danaher Corp.	300,756	25,061,997
General Mills, Inc.	435,756	25,060,328
Conagra Brands, Inc.	645,159	25,019,266
Nielsen Holdings plc	605,520	24,905,038
Altria Group, Inc.	345,237	24,781,112
Coty, Inc. — Class A1	1,385,422	24,729,783
McKesson Corp.	178,726	24,716,018
AmerisourceBergen Corp. — Class A1	298,871	24,522,366
Biogen, Inc.*	90,312	24,493,518
Express Scripts Holding Co.*	391,208	23,996,699
JM Smucker Co.	189,218	23,977,705
Amgen, Inc.	145,468	23,757,834
United Rentals, Inc.*	215,212	23,600,148
Cardinal Health, Inc.	321,721	23,353,727
Mylan N.V.*	608,151	22,714,440
Envision Healthcare Corp.*	395,119	22,138,518
Incyte Corp.*	177,305	22,035,465
Total Consumer, Non-cyclical		2,820,237,368

Financial - 18.7%
American Tower Corp. — Class A	232,967	29,339,864

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2017
GUGGENHEIM S&P 500® EQUAL WEIGHT ETF

	Shares	Value

Digital Realty Trust, Inc.[1]	254,037	$29,173,609
Equinix, Inc.	69,610	29,076,097
Prologis, Inc.	534,296	29,071,045
Essex Property Trust, Inc.	117,992	28,845,505
Welltower, Inc.[1]	399,900	28,568,856
UDR, Inc.	756,486	28,247,187
AvalonBay Communities, Inc.	148,476	28,186,684
Ventas, Inc.	436,252	27,924,491
HCP, Inc.	886,886	27,803,876
State Street Corp.	330,301	27,712,254
Navient Corp.	1,822,422	27,700,814
Crown Castle International Corp.	292,359	27,657,161
Mastercard, Inc. — Class A	237,320	27,605,062
Aflac, Inc.	367,419	27,512,335
Equity Residential	425,990	27,510,434
CBOE Holdings, Inc.	332,304	27,385,172
Willis Towers Watson plc[1]	206,227	27,349,825
Invesco Ltd.	830,255	27,348,599
XL Group Ltd.	652,501	27,307,167
Alexandria Real Estate Equities, Inc.	242,566	27,291,100
Federal Realty Investment Trust	207,853	27,205,879
Principal Financial Group, Inc.	415,392	27,054,481
Mid-America Apartment Communities, Inc.	271,681	26,953,472
Iron Mountain, Inc.[1]	772,823	26,863,327
Weyerhaeuser Co.	793,085	26,861,789
Aon plc	223,957	26,839,007
Realty Income Corp.	459,899	26,835,107
Visa, Inc. — Class A	294,166	26,833,823
Franklin Resources, Inc.	619,870	26,722,596
Extra Space Storage, Inc.	353,152	26,673,571
Affiliated Managers Group, Inc.	161,030	26,664,958
Regency Centers Corp.	421,760	26,646,797
Marsh & McLennan Companies, Inc.	359,189	26,626,681
Alliance Data Systems Corp.	106,613	26,613,803
Northern Trust Corp.	295,562	26,600,580
Apartment Investment & Management Co. — Class A	607,746	26,582,810
Host Hotels & Resorts, Inc.[1]	1,477,469	26,520,569
Progressive Corp.	667,515	26,513,696
BlackRock, Inc. — Class A	68,800	26,458,416
Intercontinental Exchange, Inc.	438,009	26,368,142
Chubb Ltd.	192,005	26,352,686
American Express Co.	332,513	26,351,655
T. Rowe Price Group, Inc.	370,859	26,290,195
Travelers Cos., Inc.	215,423	26,208,362
Allstate Corp.	321,682	26,149,529
Loews Corp.	559,181	26,069,018
Arthur J Gallagher & Co.	465,824	25,997,637
KeyCorp	1,424,188	25,977,189
CBRE Group, Inc. — Class A*	725,116	25,966,404
SL Green Realty Corp.	247,421	25,961,886
Macerich Co.	415,653	25,949,216
E*TRADE Financial Corp.*	750,909	25,943,906
Simon Property Group, Inc.	156,952	25,937,888
Torchmark Corp.	337,769	25,910,260
Comerica, Inc.	365,769	25,859,868
Bank of New York Mellon Corp.	549,329	25,851,423
Citizens Financial Group, Inc.	701,223	25,741,896
Hartford Financial Services Group, Inc.	532,208	25,737,579
Cincinnati Financial Corp.	356,812	25,722,577
Boston Properties, Inc.	202,868	25,683,089
Nasdaq, Inc.	371,942	25,615,646
Ameriprise Financial, Inc.	200,314	25,610,145
Prudential Financial, Inc.	238,260	25,500,968
Assurant, Inc.	264,908	25,494,746
American International Group, Inc.	418,413	25,485,536
SunTrust Banks, Inc.	447,801	25,439,575
Citigroup, Inc.	429,246	25,377,023
MetLife, Inc.	488,596	25,314,159
Lincoln National Corp.	382,475	25,216,577
JPMorgan Chase & Co.	289,155	25,156,485
Public Storage	119,936	25,112,200
PNC Financial Services Group, Inc.	209,245	25,057,089
Unum Group	540,756	25,053,225
Berkshire Hathaway, Inc. — Class B*	150,846	24,921,268
GGP, Inc.	1,147,995	24,808,172
Raymond James Financial, Inc.	332,839	24,803,162
CME Group, Inc. — Class A	213,321	24,785,767
Kimco Realty Corp.	1,219,672	24,747,145
M&T Bank Corp.	159,219	24,744,225
Vornado Realty Trust	256,399	24,675,840
U.S. Bancorp	480,407	24,635,271
Morgan Stanley	567,735	24,622,667
People’s United Financial, Inc.[1]	1,397,118	24,407,651
Bank of America Corp.	1,045,496	24,401,877
Wells Fargo & Co.	449,635	24,208,348
Charles Schwab Corp.	622,905	24,199,859
Regions Financial Corp.	1,748,938	24,047,898
Huntington Bancshares, Inc.	1,864,806	23,981,405
BB&T Corp.	553,206	23,887,435
Goldman Sachs Group, Inc.	106,534	23,842,309
Fifth Third Bancorp	974,275	23,801,538
Zions Bancorporation	587,708	23,525,951
Discover Financial Services	369,986	23,157,424
Capital One Financial Corp.	286,303	23,013,035
Synchrony Financial	732,957	20,376,205
Total Financial		2,501,746,730

Consumer, Cyclical - 14.5%
Wynn Resorts Ltd.[1]	265,143	32,615,240
Chipotle Mexican Grill, Inc. — Class A*,1	64,884	30,785,512
Best Buy Co., Inc.[1]	589,131	30,522,877
Wyndham Worldwide Corp.	319,337	30,436,009
Darden Restaurants, Inc.	355,912	30,320,143
Staples, Inc.	3,048,559	29,784,421
PVH Corp.	289,664	29,264,753
Starbucks Corp.	485,265	29,145,016
Dollar Tree, Inc.*	351,630	29,104,416
Royal Caribbean Cruises Ltd.	271,407	28,931,986
McDonald’s Corp.	206,227	28,857,344
Hanesbrands, Inc.[1]	1,321,671	28,825,644
Marriott International, Inc. — Class A	304,704	28,770,152

8 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2017
GUGGENHEIM S&P 500® EQUAL WEIGHT ETF

	Shares	Value

Nordstrom, Inc.[1]	593,789	$28,662,195
Carnival Corp.	461,356	28,497,960
Gap, Inc.[1]	1,087,516	28,492,919
Leggett & Platt, Inc.[1]	540,430	28,394,192
Costco Wholesale Corp.	159,622	28,336,097
Wal-Mart Stores, Inc.	376,524	28,307,074
Home Depot, Inc.	180,190	28,127,659
L Brands, Inc.	526,069	27,781,704
Whirlpool Corp.	148,489	27,571,438
Delphi Automotive plc	342,373	27,526,789
LKQ Corp.*	879,800	27,484,952
Lowe’s Cos., Inc.	323,541	27,462,160
VF Corp.[1]	499,925	27,310,903
Tiffany & Co.	297,539	27,269,450
CVS Health Corp.	329,116	27,132,323
Yum! Brands, Inc.	411,464	27,053,758
Goodyear Tire & Rubber Co.[1]	746,229	27,035,877
Mohawk Industries, Inc.*	114,843	26,963,988
Hasbro, Inc.	270,806	26,839,583
Walgreens Boots Alliance, Inc.	309,018	26,742,418
Michael Kors Holdings Ltd.*	716,261	26,738,023
BorgWarner, Inc.[1]	631,589	26,703,583
Target Corp.	476,772	26,627,716
Southwest Airlines Co.	473,529	26,621,800
TJX Cos., Inc.	338,456	26,616,180
Ralph Lauren Corp. — Class A	329,526	26,599,339
Foot Locker, Inc.	343,696	26,581,449
Coach, Inc.	672,122	26,474,886
Dollar General Corp.	362,111	26,329,091
PACCAR, Inc.	390,798	26,077,951
Genuine Parts Co.	283,165	26,056,844
Ulta Beauty, Inc.*	92,377	25,998,583
Newell Brands, Inc.[1]	543,692	25,955,856
NIKE, Inc. — Class B	467,735	25,917,196
DR Horton, Inc.	786,248	25,859,696
Bed Bath & Beyond, Inc.[1]	663,672	25,717,290
American Airlines Group, Inc.[1]	601,223	25,624,124
Ross Stores, Inc.	394,181	25,621,765
United Continental Holdings, Inc.*	364,871	25,617,593
PulteGroup, Inc.	1,124,577	25,494,161
AutoZone, Inc.*	36,822	25,487,820
Kohl’s Corp.[1]	652,345	25,461,025
Lennar Corp. — Class A	500,641	25,282,371
Delta Air Lines, Inc.	552,306	25,096,785
Harley-Davidson, Inc.	440,651	25,033,383
Signet Jewelers Ltd.[1]	379,049	24,956,586
General Motors Co.	716,640	24,824,409
AutoNation, Inc.*,1	588,622	24,722,124
Macy’s, Inc.	833,950	24,368,019
Advance Auto Parts, Inc.	171,431	24,367,202
O’Reilly Automotive, Inc.*,1	98,132	24,351,456
Ford Motor Co.	2,111,846	24,222,874
CarMax, Inc.*,1	411,112	24,050,052
Alaska Air Group, Inc.[1]	273,890	23,305,300
Mattel, Inc.	1,036,076	23,228,824
Fastenal Co.	519,582	23,214,924
Tractor Supply Co.	364,931	22,592,878
WW Grainger, Inc.[1]	107,656	20,745,311
Under Armour, Inc. — Class A*,1	713,060	15,323,659
Under Armour, Inc. — Class C*,1	717,055	13,918,038
Total Consumer, Cyclical		1,928,143,118

Industrial - 13.6%
Ingersoll-Rand plc	332,035	29,468,107
Caterpillar, Inc.[1]	285,938	29,240,020
Flowserve Corp.[1]	573,777	29,188,036
Masco Corp.	777,888	28,797,414
Waters Corp.*	168,599	28,643,284
Fortive Corp.	452,658	28,635,145
Pentair plc[1]	439,091	28,325,760
PerkinElmer, Inc.	476,004	28,279,398
Rockwell Collins, Inc.	271,524	28,262,933
AMETEK, Inc.	492,230	28,155,556
TransDigm Group, Inc.[1]	114,076	28,145,971
Xylem, Inc.	546,916	28,116,952
United Technologies Corp.	235,957	28,076,523
CSX Corp.	552,188	28,073,238
Fortune Brands Home & Security, Inc.	439,378	28,005,954
Allegion plc	354,416	27,871,274
Agilent Technologies, Inc.	506,109	27,861,300
Mettler-Toledo International, Inc.*	54,218	27,836,605
Stanley Black & Decker, Inc.	204,310	27,816,807
Union Pacific Corp.	248,347	27,804,930
Corning, Inc.	960,132	27,699,808
Eaton Corp. plc	365,037	27,611,399
Stericycle, Inc.*	323,400	27,598,956
Ball Corp.[1]	358,845	27,591,592
WestRock Co.	515,107	27,589,131
Martin Marietta Materials, Inc.	124,343	27,379,085
TE Connectivity Ltd.	353,765	27,370,798
Boeing Co.	148,065	27,366,854
Roper Technologies, Inc.	124,882	27,311,693
Kansas City Southern	303,038	27,294,633
Illinois Tool Works, Inc.	197,443	27,264,904
Honeywell International, Inc.	207,762	27,245,909
Dover Corp.	344,503	27,174,397
3M Co.	138,381	27,099,151
Amphenol Corp. — Class A	374,117	27,052,400
Parker-Hannifin Corp.	168,189	27,044,791
Rockwell Automation, Inc.	171,471	26,980,962
Arconic, Inc.	983,734	26,885,450
General Dynamics Corp.	138,645	26,868,015
Vulcan Materials Co.	222,267	26,867,635
Deere & Co.	240,120	26,799,793
FLIR Systems, Inc.	729,101	26,779,880
Emerson Electric Co.	443,464	26,732,010
Harris Corp.	238,605	26,697,513
Northrop Grumman Corp.	108,347	26,649,028
L3 Technologies, Inc.	154,962	26,617,823
Johnson Controls International plc[1]	640,169	26,611,825
Raytheon Co.	171,404	26,603,615
United Parcel Service, Inc. — Class B	247,284	26,573,139
Republic Services, Inc. — Class A	420,496	26,487,043

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2017
GUGGENHEIM S&P 500® EQUAL WEIGHT ETF

	Shares	Value

Lockheed Martin Corp.	98,255	$26,474,810
Waste Management, Inc.	361,575	26,315,429
Cummins, Inc.	174,230	26,298,276
Expeditors International of Washington, Inc.	467,589	26,227,067
FedEx Corp.	137,357	26,056,623
Snap-on, Inc.	155,393	26,032,989
Norfolk Southern Corp.	221,139	25,981,621
Textron, Inc.	555,560	25,922,430
Sealed Air Corp.	583,804	25,699,052
Jacobs Engineering Group, Inc.	467,813	25,692,290
Garmin Ltd.[1]	502,644	25,554,421
General Electric Co.	871,663	25,269,510
Fluor Corp.	482,527	24,763,286
J.B. Hunt Transport Services, Inc.	273,784	24,547,473
CH Robinson Worldwide, Inc.[1]	332,670	24,185,109
Ryder System, Inc.[1]	347,400	23,591,934
Acuity Brands, Inc.[1]	124,753	21,969,003
Total Industrial		1,809,035,762

Technology - 9.2%
Lam Research Corp.	218,854	31,701,002
Western Digital Corp.	352,812	31,424,965
DXC Technology Co.*	412,973	31,113,385
Cerner Corp.*,1	479,020	31,016,545
Hewlett Packard Enterprise Co.	1,571,166	29,270,823
Adobe Systems, Inc.*	217,959	29,149,837
Micron Technology, Inc.*	1,050,895	29,078,265
HP, Inc.	1,521,647	28,637,396
Red Hat, Inc.*	321,055	28,278,524
Applied Materials, Inc.	692,395	28,118,161
Activision Blizzard, Inc.	537,831	28,101,669
Xilinx, Inc.	444,356	28,043,307
Electronic Arts, Inc.*	294,636	27,937,386
Oracle Corp.	619,994	27,874,931
Microsoft Corp.	406,498	27,828,853
KLA-Tencor Corp.	283,204	27,816,297
NVIDIA Corp.	266,278	27,772,795
Autodesk, Inc.*	306,485	27,605,104
Apple, Inc.	189,701	27,250,549
salesforce.com, Inc.*	316,057	27,218,829
Synopsys, Inc.*	367,461	27,081,876
CSRA, Inc.	931,077	27,075,719
Cognizant Technology Solutions Corp. — Class A*	449,350	27,064,351
Fidelity National Information Services, Inc.	320,990	27,024,149
Microchip Technology, Inc.[1]	356,917	26,975,787
Citrix Systems, Inc.*	332,714	26,929,871
Qorvo, Inc.*,1	394,290	26,823,548
Skyworks Solutions, Inc.	268,829	26,813,004
Fiserv, Inc.*	225,053	26,812,814
CA, Inc.	816,710	26,812,589
Intel Corp.	734,986	26,569,744
Intuit, Inc.	211,785	26,517,600
Texas Instruments, Inc.	329,407	26,082,446
Xerox Corp.	3,595,318	25,850,336
Accenture plc — Class A	212,982	25,834,717
Broadcom Ltd.	116,601	25,746,667
Advanced Micro Devices, Inc.*,1	1,902,335	25,301,056
Akamai Technologies, Inc.*	412,033	25,109,291
Paychex, Inc.	423,126	25,082,909
NetApp, Inc.	626,186	24,953,512
Teradata Corp.*,1	843,251	24,606,064
Analog Devices, Inc.	321,094	24,467,363
QUALCOMM, Inc.	450,105	24,188,643
International Business Machines Corp.	148,424	23,790,883
Seagate Technology plc[1]	558,254	23,519,241
Total Technology		1,222,272,803

Communications - 6.7%
CenturyLink, Inc.[1]	1,140,611	29,279,484
Amazon.com, Inc.*	30,976	28,652,490
Facebook, Inc. — Class A*	190,171	28,573,193
Netflix, Inc.*	187,332	28,511,930
Level 3 Communications, Inc.*	467,409	28,399,771
Juniper Networks, Inc.	942,301	28,334,991
Charter Communications, Inc. — Class A*	81,588	28,160,915
Expedia, Inc.	209,883	28,065,554
Symantec Corp.	881,170	27,871,408
Priceline Group, Inc.*	15,083	27,855,586
Comcast Corp. — Class A	707,239	27,716,696
Yahoo!, Inc.*	574,025	27,673,745
Motorola Solutions, Inc.	321,486	27,638,151
Walt Disney Co.	238,564	27,577,999
DISH Network Corp. — Class A*	426,454	27,480,696
VeriSign, Inc.*,1	308,769	27,455,739
TripAdvisor, Inc.*,1	605,365	27,247,479
eBay, Inc.*	798,716	26,685,102
Time Warner, Inc.	267,673	26,571,899
Cisco Systems, Inc.	772,373	26,314,748
CBS Corp. — Class B	391,551	26,061,634
Viacom, Inc. — Class B	605,110	25,753,482
Interpublic Group of Cos., Inc.[1]	1,092,095	25,740,679
Omnicom Group, Inc.[1]	312,397	25,654,042
TEGNA, Inc.	1,006,243	25,639,072
Scripps Networks Interactive, Inc. — Class A	332,552	24,848,285
AT&T, Inc.	623,230	24,698,605
Verizon Communications, Inc.	534,832	24,554,137
F5 Networks, Inc.*	180,873	23,356,130
News Corp. — Class A	1,614,077	20,531,059
Twenty-First Century Fox, Inc. — Class A	596,880	18,228,715
Discovery Communications, Inc. — Class C*	573,223	16,038,780
Alphabet, Inc. — Class A*	15,493	14,323,588
Alphabet, Inc. — Class C*	15,533	14,072,277
Discovery Communications, Inc. — Class A*,1	394,820	11,362,920
Twenty-First Century Fox, Inc. — Class B	274,592	8,199,317
News Corp. — Class B	506,184	6,580,392
Total Communications		891,710,690

10 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2017
GUGGENHEIM S&P 500® EQUAL WEIGHT ETF

	Shares	Value

Energy - 6.6%
Williams Companies, Inc.	912,651	$27,954,501
Baker Hughes, Inc.	470,169	27,913,933
ConocoPhillips	577,919	27,688,098
Hess Corp.[1]	556,591	27,178,339
Cabot Oil & Gas Corp. — Class A	1,165,182	27,078,830
Chesapeake Energy Corp.*,1	5,138,163	27,026,737
Marathon Petroleum Corp.	529,259	26,960,453
Equities Corp.	462,398	26,883,820
Phillips 66	335,546	26,696,040
Newfield Exploration Co.*	769,281	26,632,508
Concho Resources, Inc.*	208,848	26,452,688
Exxon Mobil Corp.	323,424	26,407,570
Murphy Oil Corp.[1]	993,355	26,006,034
Occidental Petroleum Corp.	421,617	25,946,310
Devon Energy Corp.	655,588	25,889,170
Cimarex Energy Co.	221,380	25,830,618
EOG Resources, Inc.	278,441	25,755,793
Tesoro Corp.	322,073	25,672,439
Valero Energy Corp.	396,476	25,616,314
Apache Corp.	525,468	25,558,764
ONEOK, Inc.[1]	485,809	25,558,411
Chevron Corp.	238,632	25,462,034
Range Resources Corp.	958,743	25,397,102
Kinder Morgan, Inc.	1,230,767	25,390,723
TechnipFMC plc*	832,605	25,086,389
Noble Energy, Inc.	774,699	25,046,019
Pioneer Natural Resources Co.	142,891	24,718,714
National Oilwell Varco, Inc.	699,300	24,454,521
Marathon Oil Corp.	1,637,469	24,349,164
Schlumberger Ltd.	335,430	24,348,864
Anadarko Petroleum Corp.	426,473	24,317,490
Transocean Ltd.*,1	2,158,365	23,806,766
Halliburton Co.	518,441	23,786,073
Helmerich & Payne, Inc.[1]	392,176	23,781,553
Total Energy		876,652,782

Utilities - 5.7%
PPL Corp.	728,566	27,765,650
American Water Works Co., Inc.	347,658	27,729,202
Consolidated Edison, Inc.[1]	347,384	27,540,604
DTE Energy Co.	263,257	27,534,050
Pinnacle West Capital Corp.	323,414	27,519,297
NiSource, Inc.	1,131,340	27,434,996
Xcel Energy, Inc.	608,312	27,404,456
American Electric Power Company, Inc.	403,581	27,374,899
Entergy Corp.	358,580	27,345,311
Sempra Energy	241,872	27,336,373
Eversource Energy	458,526	27,236,444
CMS Energy Corp.	599,487	27,216,710
WEC Energy Group, Inc.	449,493	27,203,316
CenterPoint Energy, Inc.	952,497	27,174,739
NextEra Energy, Inc.	203,449	27,172,648
Dominion Resources, Inc.	349,690	27,076,497
PG&E Corp.	403,181	27,033,286
Duke Energy Corp.	327,306	27,002,745
Alliant Energy Corp.	683,619	26,879,899
Ameren Corp.	491,021	26,853,938
Edison International	335,757	26,850,487
AES Corp.	2,373,233	26,841,265
Southern Co.	531,823	26,484,785
Public Service Enterprise Group, Inc.	594,050	26,167,903
SCANA Corp.	391,486	25,959,437
Exelon Corp.	733,774	25,410,594
FirstEnergy Corp.	844,330	25,279,240
NRG Energy, Inc.	1,481,610	25,039,209
Total Utilities		753,867,980

Basic Materials - 3.7%
FMC Corp.	439,521	32,186,123
International Flavors & Fragrances, Inc.	210,587	29,185,252
PPG Industries, Inc.	259,191	28,469,539
Sherwin-Williams Co.	84,623	28,321,626
Praxair, Inc.	225,680	28,205,486
International Paper Co.	520,588	28,096,134
Albemarle Corp.	256,145	27,896,752
Freeport-McMoRan, Inc.*	2,139,167	27,274,379
Eastman Chemical Co.	340,865	27,183,984
Newmont Mining Corp.	801,273	27,091,040
Monsanto Co.	231,396	26,983,088
Air Products & Chemicals, Inc.	190,197	26,722,679
Nucor Corp.	435,404	26,703,327
EI du Pont de Nemours & Co.	326,432	26,032,952
Dow Chemical Co.	414,494	26,030,223
LyondellBasell Industries N.V. — Class A	294,702	24,978,942
Mosaic Co.	904,203	24,350,187
CF Industries Holdings, Inc.[1]	897,145	23,989,657
Total Basic Materials		489,701,370

Diversified - 0.2%
Leucadia National Corp.	989,213	25,116,118

Total Common Stocks
(Cost 11,415,996,342)		13,318,484,721

SHORT-TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund — Institutional Shares, 0.53%[2]	17,317,505	17,317,505
Total Short-Term Investments
(Cost 17,317,505)		17,317,505

	Face Amount

SECURITIES LENDING COLLATERAL††,3 - 2.2%
Joint Repurchase Agreements
Citigroup Global Markets, Inc. issued 04/28/17 at 0.82% due 05/01/17	$69,428,044	69,428,044
RBC Dominion Securities, Inc. issued 04/28/17 at 0.81% due 05/01/17	69,428,044	69,428,044

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2017
GUGGENHEIM S&P 500® EQUAL WEIGHT ETF

	Face Amount	Value

Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 04/28/17 at 0.81% due 05/01/17	$69,428,044	$69,428,044
State of Wisconsin Investment Board issued 04/28/17 at 1.00% due 05/01/17	63,252,855	63,252,855
Royal Bank of Scotland Group issued 04/28/17 at 0.80% due 05/01/17	26,749,375	26,749,375
Total Securities Lending Collateral
(Cost $298,286,362)		298,286,362

Total Investments - 102.3%
(Cost $11,731,600,209)		$13,634,088,588
Other Assets & Liabilities, net - (2.3)%		(307,389,541)
Total Net Assets - 100.0%		$13,326,699,047

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at April 30, 2017 — See Note 5.
[2]	Rate indicated is the 7 day yield as of April 30, 2017.
[3]	Securities lending collateral — See Note 5.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at April 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$13,318,484,721	$—	$—	$13,318,484,721
Securities Lending Collateral	—	298,286,362	—	298,286,362
Short-Term Investments	17,317,505	—	—	17,317,505
Total Assets	$13,335,802,226	$298,286,362	$—	$13,634,088,588

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended April 30, 2017, there were no transfers between levels.

12 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)	April 30, 2017

Guggenheim S&P 500® Equal Weight ETF
Assets:
Investments, at value — including $750,011,133 of securities loaned	$13,335,802,226
Repurchase agreements, at value	298,286,362
Total Investments*	13,634,088,588
Cash	43
Receivables:
Fund shares sold	146,379
Securities lending	145,188
Dividends and interest	9,098,089
Total assets	13,643,478,287

Liabilities:
Payable upon return of securities loaned	298,286,362
Payable for:
Investments purchased	14,042,447
Fund shares redeemed	121,534
Management fees	4,328,497
Due to custodian	400
Total liabilities	316,779,240
Commitments and contingent liabilities (Note 8)	—
Net assets	$13,326,699,047

Net assets consist of:
Paid-in capital	$11,926,798,366
Undistributed net investment income	30,117,800
Accumulated net realized loss on investments	(532,705,498)
Net unrealized appreciation on investments	1,902,488,379
Net assets	$13,326,699,047
Shares outstanding (unlimited shares authorized), no par value	145,802,663
Net asset value, offering price and repurchase price per share	$91.40
Cost of investments	$11,433,313,847
Cost of repurchase agreements	298,286,362
*Total cost of investments	$11,731,600,209

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 13

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended April 30, 2017

Guggenheim S&P 500® Equal Weight ETF
Investment Income:
Dividends	$110,116,367
Income from securities lending	855,523
Interest	25,249
Total investment income	110,997,139

Expenses:
Management fees	24,203,853
Total expenses	24,203,853
Net investment income	86,793,286

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(80,598,185)
In-kind redemptions	244,399,190
Net realized gain	163,801,005
Net change in unrealized appreciation (depreciation) on:
Investments	1,113,652,454
Net realized and unrealized gain	1,277,453,459
Net increase in net assets resulting from operations	$1,364,246,745

14 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

	Guggenheim S&P 500® Equal Weight ETF
	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$86,793,286	$156,258,494
Net realized gain on investments	163,801,005	171,437,421
Net change in unrealized appreciation (depreciation) on investments	1,113,652,454	52,138,821
Net increase in net assets resulting from operations	1,364,246,745	379,834,736

Distributions to shareholders from:
Net investment income	(71,165,697)	(147,336,657)

Shareholder transactions:
Proceeds from shares purchased	2,767,492,792	1,891,999,471
Cost of shares redeemed	(693,545,411)	(1,964,368,770)
Net increase (decrease) in net assets resulting from share transactions	2,073,947,381	(72,369,299)
Net increase in net assets	3,367,028,429	160,128,780

Net assets:
Beginning of period	9,959,670,618	9,799,541,838
End of period	$13,326,699,047	$9,959,670,618
Undistributed net investment income at end of period	$30,117,800	$14,490,211

Changes in shares outstanding:
Shares sold	31,550,000	23,893,800
Shares redeemed	(7,850,000)	(26,300,000)
Net increase (decrease) in shares	23,700,000	(2,406,200)

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 15

GUGGENHEIM S&P 500® EQUAL WEIGHT ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
Per Share Data:
Net asset value, beginning of period	$81.57	$78.71	$78.08	$67.94	$51.76	$46.77
Income from investment operations:
Net investment income (loss)[a]	0.63	1.31	1.22	1.09	0.99	0.80
Net gain (loss) on investments (realized and unrealized)	9.70	2.78	0.71	10.13	16.13	4.97
Total from investment operations	10.33	4.09	1.93	11.22	17.12	5.77
Less distributions from:
Net investment income	(0.50)	(1.23)	(1.30)	(1.08)	(0.94)	(0.78)
Total distributions to shareholders	(0.50)	(1.23)	(1.30)	(1.08)	(0.94)	(0.78)
Net asset value, end of period	$91.40	$81.57	$78.71	$78.08	$67.94	$51.76

Total Return[b]	12.67%	5.24%	2.49%	16.60%	33.36%	12.42%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$13,326,699	$9,959,671	$9,799,542	$8,976,197	$5,663,772	$2,772,440
Ratio to average net assets of:
Net investment income (loss)	1.43%[c]	1.66%	1.53%	1.48%	1.64%	1.61%
Total expenses	0.40%[c]	0.40%	0.40%	0.40%	0.40%	0.40%
Portfolio turnover rate[d]	11%	22%	22%	18%	37%	20%

[a]	Based on average shares outstanding.
[b]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

16 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

Rydex ETF Trust (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company of the series type, and is authorized to issue an unlimited number of no par value shares. Each portfolio represents a separate series of beneficial interest in the Trust (each a “Fund”, and collectively, the “Funds”), each a non-diversified investment company. The Trust was organized as a Delaware statutory trust on November 22, 2002. At April 30, 2017, the Trust consisted of twenty-two funds.

The financial statements herein relate to the following Fund, whose investment objective is to replicate as closely as possible, before fees and expenses, the daily performance of an index representing publicly traded equity securities (the “Underlying Index”) as follows:

Fund	Underlying Index
Guggenheim S&P 500® Equal Weight ETF	S&P 500® Equal Weight Index

The Fund seeks to achieve its objective by investing in common stocks that comprise the Underlying Index. The Fund uses a “replication” strategy to track the Underlying Index. Replication refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index.

The Fund operates as an index fund and is not actively managed. Adverse performance of a security in the Fund's portfolio will ordinarily not result in the elimination of the security from the Fund's portfolio.

The Fund issues and redeems shares on a continuous basis, at net asset value per share (“NAV”), only in aggregation of 50,000 shares (a “Creation Unit”). Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index.

The Fund invests in various investments which are exposed to risk, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect amounts reported in the financial statements.

Guggenheim Investments (“GI”) provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of a fund is calculated by dividing the market value of the fund’s securities and other assets, less all liabilities, by the number of outstanding shares of the fund.

A. The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund's investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities and/or other assets.

Valuations of the Fund's securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund's officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

The Fund invests in money market mutual funds, which are valued at their NAV.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

D. The Fund may leave cash overnight in its cash account with the custodian. Periodically, the Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.83% at April 30, 2017.

E. The Fund may enter into repurchase agreements with financial institutions. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund’s money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by GI. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of Fund’s net assets. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of GI, liquidity or other considerations so warrant.

F. Under the Fund's organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

18 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

2. Capital

There is a minimum transaction fee per transaction to those persons purchasing or redeeming Creation Units. An additional charge of up to three times the standard transaction fee may be imposed for purchases and redemptions effected outside the National Securities Clearing Corporation usual clearing process or for cash. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV of the Fund on the transaction date. Transaction fees are not charged to or paid by the Fund. The minimum transaction fees are:

Fund	Minimum Transaction Fee
Guggenheim S&P 500® Equal Weight ETF	$2,000

3. Fees and Other Transactions with Affiliates

GI determines the composition of the portfolio of securities that must be delivered in exchange for the issuance of Creation Units and periodically adjusts the composition of the portfolio of the Fund to conform to changes in the composition of the relevant index. For these services, GI receives a management fee at the annual rate shown below as a percentage of the average daily net assets of the Fund.

Fund	Advisory Fee
Guggenheim S&P 500® Equal Weight ETF	0.40%

GI pays all expenses of the Fund, including the cost of transfer agency, custody, fund administration, fund accounting, legal, audit and other services, except: interest, taxes, distribution fees or expenses and extraordinary expenses.

Under a Fund Administration Agreement with the Trust, MUFG Investor Services (US), LLC (“MUIS”) provides various administrative and financial reporting services for the Fund. GI compensates MUIS directly for this service.

Under a Fund Accounting Agreement with the Trust, BNYMellon maintains the books and records of the Fund. Under a Custodian Agreement with the Trust, BNYMellon maintains cash, securities and other assets of the Fund in a separate account for the Fund, keeps all necessary accounts and records, and provides other services. BNYMellon is required, upon the order of the Trust, to deliver securities held by the custodian and to make payments for securities purchased by the Trust for the Fund. Pursuant to a Transfer Agency and Service Agreement with the Trust, BNYMellon acts as a transfer agent for the Trust’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. GI compensates BNYMellon directly for the foregoing services.

The Fund has adopted a Distribution Plan (the “Plan”) that allows the Fund to pay distribution fees to GFD and other firms that provide distribution services (“Service Providers”). If a Service Provider provides distribution services, the Fund will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD will, in turn, pay the Service Provider out of its fees. No such fee is currently charged to the Fund.

Certain trustees and officers of the Trust are also officers of GI and GFD.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical securities.

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

5. Portfolio Securities Loaned

The Fund may lend portfolio securities to certain creditworthy borrowers, including the Fund’s securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

business day. The cash collateral received is held in a separately managed account established for the Fund and maintained by the lending agent exclusively for the investment of securities lending cash collateral on behalf of the Fund. The separately managed accounts invest in short-term investments valued at amortized cost, which approximates market value. The Fund receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Fund an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults. The securities lending income earned by the Fund is disclosed on the Statement of Operations.

At April 30, 2017, the Fund participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Securities Lending Collateral
Fund	Value of Securities Loaned	Collateral Received[a]	Net Amount	Cash Collateral	Non-Cash Collateral	Total Collateral
Guggenheim S&P 500® Equal Weight ETF	$750,011,133	$(750,011,133)	$—	$298,286,362	$477,725,524	$776,011,886

[a]	Actual collateral received by the Fund is greater than the amount shown due to over collateralization.

The following represents a breakdown of the collateral for the joint repurchase agreements at April 30, 2017:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Citigroup Global Markets, Inc.			Various U.S. Government obligations and
0.82%			U.S. Government
Due 05/01/17	$69,428,044	$69,428,044	agency securities	$934,079,680	$70,816,605

RBC Dominion Securities, Inc.			Various U.S. Government obligations and
0.81%			U.S. Government
Due 05/01/17	69,428,044	69,428,044	agency securities	114,155,358	70,816,605

Merrill Lynch, Pierce, Fenner & Smith, Inc.			Various U.S. Government obligations and
0.81%			U.S. Government
Due 05/01/17	69,428,044	69,428,044	agency securities	130,493,314	70,816,605

State of Wisconsin Investment Board			Various U.S. Government obligations and
1.00%			U.S. Government
Due 05/01/17	63,252,855	63,252,855	agency securities	57,852,655	64,634,850

Royal Bank of Scotland Group			Various U.S. Government obligations and
0.80%			U.S. Government
Due 05/01/17	26,749,375	26,749,375	agency securities	27,548,379	27,284,477

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

20 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

6. Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At April 30, 2017, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
Guggenheim S&P 500® Equal Weight ETF	$11,753,071,064	$2,325,631,788	$(444,614,264)	$1,881,017,524

7. Investment Transactions

For the period ended April 30, 2017, the Fund had investments transactions in-kind associated with subscriptions and redemptions as follows:

Fund	Subscriptions	Redemptions
Guggenheim S&P 500® Equal Weight ETF	$2,750,754,190	$689,726,002

For the period ended April 30, 2017, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
Guggenheim S&P 500® Equal Weight ETF	$1,419,576,680	$1,372,122,450

8. Legal Proceedings

Tribune Company

Rydex ETF Trust has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex ETF Trust of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave Tribune insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including Rydex ETF Trust, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex ETF Trust has been named as a defendant in one of the SLCFC actions: Deutsche Bank Trust Co. Americas v. McGurn, No. 12-0063 (S.D.N.Y.). In the SLCFC actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 21

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. On January 6, 2017, the United States District Court for the Southern District of New York granted the shareholder defendants’ motion to dismiss the intentional fraudulent conveyance claim in the FitzSimons action. In dismissing the intentional fraudulent conveyance claim, the Court denied the plaintiff’s request to amend the complaint. The plaintiff requested that the Court direct entry of a final judgment in order to make the order immediately appealable. On February 23, 2017, the Court issued an order stating that it intends to permit an interlocutory appeal of the dismissal order, but will wait to do so until it has resolved outstanding motions to dismiss filed by other defendants. Accordingly, the timing of the appeal is uncertain.

On March 29, 2016, the U.S. Court of Appeals for the Second Circuit issued its opinion on the appeal of the SLCFC actions. The appeals court affirmed the district court’s dismissal of those lawsuits, but on different grounds than the district court. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code, their claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments. On April 12, 2016, the plaintiffs in the SLCFC actions filed a petition seeking rehearing en banc before the appeals court. On July 22, 2016, the appeals court denied the petition. On September 9, 2016, the plaintiffs filed a petition for writ of certiorari in the U.S. Supreme Court challenging the Second Circuit’s decision that the safe harbor of Section 546(e) applied to their claims. The shareholder defendants, including the Rydex ETF Trust, filed a joint brief in opposition to the petition for writ of certiorari on October 24, 2016. The plaintiffs filed a reply in support of the petition on November 4, 2016. The Supreme Court has not yet granted or denied the petition for certiorari.

None of these lawsuits alleges any wrongdoing on the part of Rydex ETF Trust. The following series of Rydex ETF Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Guggenheim S&P 500 Equal Weight ETF (the “Fund”). The value of the proceeds received by the foregoing Fund was $4,766,035. At this stage of the proceedings, Rydex ETF Trust is not able to make a reliable prediction as to the outcome of these lawsuits or the effect, if any, on the Fund’s net asset value.

22 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which are available on the SEC’s website at https://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 23

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee****
INTERESTED TRUSTEE
Donald C. Cacciapaglia** (1951)	Trustee from 2012 to present.	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	230

Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Guggenheim Partners Investment Management Holdings, LLC (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

INDEPENDENT TRUSTEES
Angela Brock-Kyle***** (1959)	Trustee from August 2016 to present.	Current: Founder and Chief Executive Officer, B.O.A.R.D.S (consulting firm) Former: Senior Leader, TIAA (financial services firm) (1987-2012).	135	Infinity Property & Casualty Corporation (2014-present).
Corey A. Colehour (1945)	Trustee and Member of the Audit Committee from 2003 to present; Member of the Governance and Nominating Committees from 2005 to present; and Member of the Investment and Performance Committee from 2014 to present.	Retired.	135	None.
J. Kenneth Dalton (1941)	Trustee from 2003 to present; Chairman and Member of the Audit Committee from 2003 to present; Member of the Governance and Nominating Committees from 2005 to present; and Member of the Compliance and Risk Oversight Committee from 2010 to present.	Retired.	135	Epiphany Funds (4) (2009-present).

24 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee****
INDEPENDENT TRUSTEES - concluded
John O. Demaret (1940)	Vice Chairman of the Board of Trustees from 2014 to present; Trustee and Member of the Audit Committee from 2003 to present; Chairman of the Board from 2006 to 2014; Member of the Compliance and Risk Oversight Committee from 2010 to present; Chairman and Member of the Investment and Performance Committee from 2014 to present; and Member of the Nominating Committee from 2014 to present.	Retired.	135	None.
Werner E. Keller (1940)	Chairman of the Board from 2014 to present; Trustee and Member of the Audit, Governance and Nominating Committees from 2005 to present; Chairman and Member of the Compliance and Risk Oversight Committee from 2010 to present; and Member of the Investment and Performance Committee from 2014 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005-present).	135	None.
Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit, Governance and Nominating Committees from 2005 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	135	US Global Investors (GROW) (1995-present).
Patrick T. McCarville (1942)	Trustee and Member of the Audit Committee from 2003 to present; Chairman and Member of the Governance and Nominating Committees from 2005 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	135	None.
Sandra G. Sponem***** (1958)	Trustee from August 2016 to present.	Current: Senior Vice President and Chief Financial Officer, M.A. Mortenson Companies, Inc. (general contracting firm) (2007-present).	135	None.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 25

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS
Michael P. Byrum (1970)	Vice President (1999-present)

Current: Senior Vice President, Security Investors, LLC (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

Joanna M. Catalucci (1966)	AML Officer (2016-present)

Current: Chief Compliance Officer, certain funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2014-present); AML Officer, certain funds in the Fund Complex (2016-present).

Former: Chief Compliance Officer and Secretary, certain other funds in the Fund Complex (2008-2012); Senior Vice President & Chief Compliance Officer, Security Investors, LLC and certain affiliates (2010-2012); Chief Compliance Officer and Senior Vice President, Rydex Advisors, LLC and certain affiliates (2010-2011).

James M. Howley (1972)	Assistant Treasurer (2016-present)

Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Keith D. Kemp (1960)	Assistant Treasurer (2016-present)

Current: Treasurer and Assistant Treasurer, certain other funds in the Fund Complex (2010-present); Managing Director of Guggenheim Partners Investment Management, LLC (2015-present); Chief Financial Officer, Guggenheim Specialized Products, LLC (2016-present).

Former: Managing Director and Director, Transparent Value, LLC (2010-2016); Director, Guggenheim Partners Investment Management, LLC (2010-2015); Chief Operating Officer, Macquarie Capital Investment Management (2007-2009).

Amy J. Lee (1961)	Vice President (2009-present) and Secretary (2012-present)

Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Glenn McWhinnie (1969)	Assistant Treasurer (2016-present)	Current: Vice President, Guggenheim Investments (2009-present). Former: Tax Compliance Manager, Ernst & Young LLP (1996-2009).
Elisabeth Miller (1968)	Chief Compliance Officer (2012-present)

Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

26 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
Adam J. Nelson (1979)	Assistant Treasurer (2016-present)

Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

Kimberly J. Scott (1974)	Assistant Treasurer (2016-present)

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer (2016-present)

Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Adviser’s parent company.
***

The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Adviser. Information provided is as of the date of this report.

****	Certain of the Trustees may serve as directors on the boards of companies not required to be disclosed above, including certain non-profit companies and charitable foundations.
*****	Mses. Brock-Kyle and Sponem commenced serving as independent Trustees effective August 18, 2016.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 27

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Guggenheim Investments as used herein refers to Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC as well as the funds in the Guggenheim Funds complex (the “funds”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to personal information about you, we hold ourselves to high standards in its safekeeping and use. This means, most importantly, that we do not sell client or account information to anyone—whether you are a current or former Guggenheim Investments client.

The Information We Collect About You and How We Collect It

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Funds or one of the Guggenheim affiliated companies. “Nonpublic personal information” is personally identifiable information about you. For example it includes your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g. purchase and redemption history).

How We Share Your Personal Information

As a matter of policy, we do not disclose your nonpublic personal information to nonaffiliated third parties except as required or permitted by law. As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below.

To complete certain transactions or account changes that you direct, it may be necessary to provide your personal information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. In connection with servicing your accounts or to alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your personal information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally we will share personal information about you if we are compelled by law to do so, if you direct us to do so with your consent, or in other circumstances as permitted by law.

How We Safeguard Your Personal Information

We maintain physical, electronic and procedural safeguards to protect your personal information. Within Guggenheim Investments, access to such information is limited to those who need it to perform their jobs such as servicing your account, resolving problems or informing you of new products and services.

28 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

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Item 2. Code of Ethics.

Not applicable for a semiannual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for a semiannual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semiannual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for a semiannual reporting period.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

 (a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b) A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Rydex ETF Trust

By (Signature and Title)*		/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	July 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	July 7, 2017

By (Signature and Title)*		/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer and Treasurer

Date	July 7, 2017

*	Print the name and title of each signing officer under his or her signature.